UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-07572

Principal Funds, Inc. (Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080 (Address of principal executive offices)

Principal Management Corporation, Des Moines, IA 50392-2080 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	August 31, 2011
Date of reporting period:	November 30, 2010

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
Bond Market Index Fund
November 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS - 32.31%	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)
Aerospace & Defense - 0.22%			Banks (continued)
Boeing Co/The			Bank of America Corp (continued)
1.88%, 11/20/2012	$ 200	$ 204	7.38%, 5/15/2014	$ 100	$ 112
3.75%, 11/20/2016	200	215	7.63%, 6/1/2019	100	114
General Dynamics Corp			Bank of Nova Scotia
4.25%, 5/15/2013	100	108	2.25%, 1/22/2013	200	205
Lockheed Martin Corp			2.38%, 12/17/2013	200	207
5.50%, 11/15/2039	70	73	Barclays Bank PLC
5.72%, 6/1/2040(a)	100	106	5.00%, 9/22/2016	160	171
Raytheon Co			5.13%, 1/8/2020	100	103
3.13%, 10/15/2020	300	287	5.45%, 9/12/2012	100	108
United Technologies Corp			6.75%, 5/22/2019	300	340
4.50%, 4/15/2020	290	317	BB&T Corp
5.70%, 4/15/2040	200	222	3.85%, 7/27/2012	170	177
6.13%, 7/15/2038	70	82	3.95%, 4/29/2016	115	120
		$ 1,614	5.20%, 12/23/2015	100	110
Agriculture - 0.32%			6.85%, 4/30/2019	70	83
Altria Group Inc			BNP Paribas
4.13%, 9/11/2015	140	148	3.25%, 3/11/2015	300	309
9.25%, 8/6/2019	50	67	Capital One Financial Corp
9.70%, 11/10/2018	300	403	5.50%, 6/1/2015	200	220
9.95%, 11/10/2038	95	135	Citigroup Inc
10.20%, 2/6/2039	40	58	2.13%, 4/30/2012	400	409
Archer-Daniels-Midland Co			2.88%, 12/9/2011	250	256
5.38%, 9/15/2035	200	209	5.00%, 9/15/2014	100	103
Lorillard Tobacco Co			5.30%, 10/17/2012	200	213
8.13%, 6/23/2019	140	160	5.50%, 4/11/2013	100	107
8.13%, 5/1/2040	100	106	5.63%, 8/27/2012	1,055	1,113
Philip Morris International Inc			6.00%, 2/21/2012	600	630
4.50%, 3/26/2020	510	546	6.00%, 10/31/2033	60	56
5.65%, 5/16/2018	100	117	6.01%, 1/15/2015	100	109
Reynolds American Inc			6.13%, 11/21/2017	200	218
7.63%, 6/1/2016	350	416	6.13%, 5/15/2018	100	109
		$ 2,365	6.38%, 8/12/2014	60	66
Airlines - 0.03%			6.50%, 8/19/2013	50	55
Continental Airlines 2010-1 Class A Pass Through			6.63%, 6/15/2032	50	50
Trust			6.88%, 3/5/2038	100	107
4.75%, 1/12/2021(b)	200	202	8.13%, 7/15/2039	100	122
			8.50%, 5/22/2019	500	612
Automobile Asset Backed Securities - 0.08%			Credit Suisse AG
Ford Credit Auto Owner Trust			5.40%, 1/14/2020	425	441
5.30%, 6/15/2012	210	215	Credit Suisse/New York NY
5.60%, 10/15/2012	245	256	3.45%, 7/2/2012	230	239
5.69%, 11/15/2012(c)	90	94	3.50%, 3/23/2015	300	312
		$ 565	5.00%, 5/15/2013	170	184
Automobile Parts & Equipment - 0.04%			5.30%, 8/13/2019	100	107
Johnson Controls Inc			5.50%, 5/1/2014	60	66
5.00%, 3/30/2020	250	274	Deutsche Bank AG/London
			2.38%, 1/11/2013	80	82
Banks - 5.11%			3.45%, 3/30/2015	305	318
Ally Financial Inc			5.38%, 10/12/2012	100	108
2.20%, 12/19/2012	250	258	6.00%, 9/1/2017	60	69
American Express Bank FSB			Discover Bank/Greenwood DE
3.15%, 12/9/2011	250	257	7.00%, 4/15/2020	100	109
American Express Centurion Bank			8.70%, 11/18/2019	250	299
5.55%, 10/17/2012	200	214	Export-Import Bank of Korea
Bank of America Corp			5.88%, 1/14/2015	90	99
2.10%, 4/30/2012	300	307	8.13%, 1/21/2014	450	521
2.38%, 6/22/2012	200	206	Fifth Third Bancorp
3.13%, 6/15/2012	250	260	5.45%, 1/15/2017	200	208
3.70%, 9/1/2015	515	508	6.25%, 5/1/2013	270	295
4.50%, 4/1/2015	150	154	FleetBoston Financial Corp
4.75%, 8/15/2013	300	315	6.88%, 1/15/2028	50	51
4.75%, 8/1/2015	100	104	Goldman Sachs Group Inc/The
4.88%, 1/15/2013	200	210	3.25%, 6/15/2012	300	313
4.90%, 5/1/2013	100	105	4.75%, 7/15/2013	275	294
5.42%, 3/15/2017	150	149	5.15%, 1/15/2014	150	163
5.65%, 5/1/2018	500	513	5.25%, 10/15/2013	275	298
6.00%, 9/1/2017	340	357	5.38%, 3/15/2020	100	103
6.50%, 8/1/2016	350	380	5.50%, 11/15/2014	200	219

See accompanying notes.

1

Schedule of Investments
Bond Market Index Fund
November 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Banks (continued)			Banks (continued)
Goldman Sachs Group Inc/The (continued)			Morgan Stanley (continued)
5.63%, 1/15/2017	$ 200	$ 211	4.75%, 4/1/2014	$ 260	$ 270
5.70%, 9/1/2012	750	804	5.30%, 3/1/2013	50	54
6.00%, 5/1/2014	400	444	5.45%, 1/9/2017	200	210
6.13%, 2/15/2033	50	53	5.50%, 1/26/2020	160	161
6.15%, 4/1/2018	50	55	5.55%, 4/27/2017	200	211
6.45%, 5/1/2036	200	195	5.63%, 9/23/2019	860	875
6.60%, 1/15/2012	50	53	6.00%, 5/13/2014	50	54
6.75%, 10/1/2037	280	281	6.00%, 4/28/2015	140	152
HSBC Bank USA NA			6.25%, 8/28/2017	270	293
4.88%, 8/24/2020	250	253	6.60%, 4/1/2012	200	214
HSBC Bank USA NA/New York NY			6.63%, 4/1/2018	220	240
5.88%, 11/1/2034	250	248	7.25%, 4/1/2032	60	69
HSBC Holdings PLC			7.30%, 5/13/2019	330	371
5.25%, 12/12/2012	300	320	Oesterreichische Kontrollbank AG
6.50%, 5/2/2036	60	62	1.75%, 3/11/2013	400	407
6.50%, 9/15/2037	350	361	1.88%, 3/21/2012	200	203
HSBC USA Inc			PNC Funding Corp
3.13%, 12/16/2011	100	103	2.30%, 6/22/2012	100	103
JP Morgan Chase & Co			4.38%, 8/11/2020	200	204
2.13%, 6/22/2012	300	307	5.13%, 2/8/2020	100	107
2.20%, 6/15/2012	100	103	6.70%, 6/10/2019	100	117
2.60%, 1/15/2016	300	293	Regions Bank/Birmingham AL
3.13%, 12/1/2011	300	308	3.25%, 12/9/2011	100	103
3.70%, 1/20/2015	300	313	Regions Financial Corp
4.40%, 7/22/2020	130	128	7.75%, 11/10/2014	70	68
4.65%, 6/1/2014	300	324	Royal Bank of Canada
4.95%, 3/25/2020	225	232	2.10%, 7/29/2013	100	103
5.13%, 9/15/2014	350	378	Royal Bank of Scotland Group PLC
5.25%, 5/1/2015	45	48	4.70%, 7/3/2018	55	46
5.38%, 10/1/2012	500	537	6.40%, 10/21/2019	60	60
6.30%, 4/23/2019	100	114	Royal Bank of Scotland PLC/The
6.40%, 5/15/2038	100	113	3.40%, 8/23/2013	405	412
JP Morgan Chase Bank NA			3.95%, 9/21/2015	200	201
6.00%, 10/1/2017	110	124	5.63%, 8/24/2020	650	637
KeyBank NA			Sovereign Bank
5.80%, 7/1/2014	50	54	5.13%, 3/15/2013	60	61
KeyCorp			SunTrust Bank/Atlanta GA
3.75%, 8/13/2015	310	316	3.00%, 11/16/2011	100	102
Korea Development Bank			5.00%, 9/1/2015	14	15
5.50%, 11/13/2012	200	213	UBS AG/Stamford CT
Kreditanstalt fuer Wiederaufbau			3.88%, 1/15/2015	520	546
1.25%, 6/15/2012	200	202	US Bancorp
1.38%, 7/15/2013	300	304	2.25%, 3/13/2012	100	102
1.88%, 1/14/2013	100	102	US Bank NA/Cincinnati OH
1.88%, 3/8/2013	100	100	6.30%, 2/4/2014	100	113
2.25%, 4/16/2012	150	153	Wachovia Bank NA
2.63%, 3/3/2015	300	314	6.00%, 11/15/2017	600	670
2.75%, 10/21/2014	150	159	6.60%, 1/15/2038	50	55
3.25%, 3/15/2013	300	316	Wachovia Corp
4.00%, 10/15/2013	300	326	4.88%, 2/15/2014	200	213
4.00%, 1/27/2020	380	413	5.25%, 8/1/2014	200	215
4.13%, 10/15/2014	300	331	5.50%, 5/1/2013	100	109
4.38%, 3/15/2018	370	415	5.75%, 2/1/2018	200	224
4.50%, 7/16/2018	100	113	Wells Fargo & Co
4.88%, 6/17/2019	100	116	3.00%, 12/9/2011	250	257
5.13%, 3/14/2016	300	349	3.63%, 4/15/2015	445	467
Landesbank Baden-Wuerttemberg/New York NY			3.75%, 10/1/2014	100	106
6.35%, 4/1/2012	140	149	4.38%, 1/31/2013	100	106
Landwirtschaftliche Rentenbank			5.25%, 10/23/2012	300	323
1.88%, 9/24/2012	100	102	Westpac Banking Corp
3.13%, 7/15/2015	100	106	3.00%, 8/4/2015	120	122
4.13%, 7/15/2013	100	108	4.20%, 2/27/2015	120	128
5.25%, 7/2/2012	200	214	4.88%, 11/19/2019	100	107
Morgan Stanley					$ 38,302
1.95%, 6/20/2012	300	307	Beverages - 0.51%
3.25%, 12/1/2011	250	257	Anheuser-Busch Cos Inc
4.10%, 1/26/2015	50	51	5.50%, 1/15/2018	50	56
4.20%, 11/20/2014	50	52

See accompanying notes.

2

Schedule of Investments
Bond Market Index Fund
November 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Beverages (continued)			Chemicals (continued)
Anheuser-Busch InBev Worldwide Inc			Praxair Inc
2.50%, 3/26/2013	$ 75	$ 77	5.38%, 11/1/2016	$ 200	$ 233
3.00%, 10/15/2012	50	52	Sherwin-Williams Co/The
4.13%, 1/15/2015	60	64	3.13%, 12/15/2014	45	47
5.00%, 4/15/2020	150	164			$ 2,184
5.38%, 1/15/2020	265	297	Commercial Services - 0.05%
Bottling Group LLC			RR Donnelley & Sons Co
6.95%, 3/15/2014	100	118	4.95%, 4/1/2014	110	115
Cia de Bebidas das Americas			Western Union Co/The
8.75%, 9/15/2013	16	19	5.25%, 4/1/2020	100	108
Coca-Cola Co/The			6.50%, 2/26/2014	70	79
1.50%, 11/15/2015	300	294	Yale University
3.15%, 11/15/2020	200	194	2.90%, 10/15/2014	100	105
5.35%, 11/15/2017	50	58			$ 407
Coca-Cola Enterprises Inc			Computers - 0.27%
2.13%, 9/15/2015	200	199	Affiliated Computer Services Inc
3.50%, 9/15/2020	200	195	5.20%, 6/1/2015	200	217
Coca-Cola Refreshments USA Inc			Dell Inc
7.38%, 3/3/2014	300	357	5.63%, 4/15/2014	100	112
Diageo Capital PLC			Hewlett-Packard Co
4.83%, 7/15/2020	200	219	1.25%, 9/13/2013	200	201
Diageo Finance BV			2.13%, 9/13/2015	300	301
3.25%, 1/15/2015	160	168	4.25%, 2/24/2012	100	104
Dr Pepper Snapple Group Inc			6.13%, 3/1/2014	260	297
2.35%, 12/21/2012	70	72	International Business Machines Corp
6.82%, 5/1/2018	142	171	5.60%, 11/30/2039	60	67
PepsiAmericas Inc			5.70%, 9/14/2017	200	235
4.88%, 1/15/2015	100	112	6.50%, 10/15/2013	300	346
PepsiCo Inc/NC			7.63%, 10/15/2018	100	131
0.88%, 10/25/2013	200	199			$ 2,011
3.10%, 1/15/2015	90	95	Consumer Products - 0.03%
3.13%, 11/1/2020	200	194	Avery Dennison Corp
4.50%, 1/15/2020	200	218	5.38%, 4/15/2020	100	108
5.50%, 1/15/2040	200	214	Fortune Brands Inc
7.90%, 11/1/2018	18	24	5.38%, 1/15/2016	60	63
		$ 3,830	Kimberly-Clark Corp
Biotechnology - 0.08%			7.50%, 11/1/2018	70	90
Amgen Inc					$ 261
5.70%, 2/1/2019	50	59	Cosmetics & Personal Care - 0.07%
5.75%, 3/15/2040	100	108	Procter & Gamble Co
5.85%, 6/1/2017	110	128	4.70%, 2/15/2019	300	336
6.40%, 2/1/2039	50	59	5.55%, 3/5/2037	200	223
6.90%, 6/1/2038	50	62			$ 559
Celgene Corp			Credit Card Asset Backed Securities - 0.13%
2.45%, 10/15/2015	200	199	Capital One Multi-Asset Execution Trust
		$ 615	0.34%, 9/15/2015(c)	370	367
Building Materials - 0.03%			Chase Issuance Trust/Index
CRH America Inc			5.12%, 10/15/2014(c)	100	108
6.95%, 3/15/2012	100	106	Citibank Credit Card Issuance Trust
Lafarge SA			2.25%, 12/23/2014	180	184
6.50%, 7/15/2016	120	131	5.30%, 3/15/2018	300	345
		$ 237			$ 1,004
Chemicals - 0.29%			Diversified Financial Services - 2.29%
Dow Chemical Co/The			American Express Co
2.50%, 2/15/2016	300	292	6.15%, 8/28/2017	300	340
4.85%, 8/15/2012	100	106	7.00%, 3/19/2018	210	249
5.90%, 2/15/2015	195	219	8.15%, 3/19/2038	100	134
8.55%, 5/15/2019	80	101	American Express Credit Corp
9.40%, 5/15/2039	100	141	5.13%, 8/25/2014	250	272
EI du Pont de Nemours & Co			Bear Stearns Cos LLC/The
3.25%, 1/15/2015	300	318	5.55%, 1/22/2017	200	214
4.63%, 1/15/2020	100	109	6.40%, 10/2/2017	499	571
Mosaic Co/The			6.95%, 8/10/2012	100	110
7.38%, 12/1/2014(a)	100	103
			7.25%, 2/1/2018	60	72
Potash Corp of Saskatchewan Inc			BlackRock Inc
4.88%, 3/30/2020	200	213	3.50%, 12/10/2014	150	157
5.25%, 5/15/2014	100	110	5.00%, 12/10/2019	100	107
PPG Industries Inc
3.60%, 11/15/2020	200	192

See accompanying notes.

3

Schedule of Investments
Bond Market Index Fund
November 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Diversified Financial Services (continued)			Diversified Financial Services (continued)
Boeing Capital Corp			Merrill Lynch & Co Inc
4.70%, 10/27/2019	$ 130	$ 143	5.30%, 9/30/2015	$ 100	$ 107
6.50%, 2/15/2012	100	107	5.45%, 7/15/2014	100	106
Capital One Bank USA NA			5.70%, 5/2/2017	200	202
6.50%, 6/13/2013	370	406	6.05%, 5/16/2016	560	575
Capital One Capital V			6.88%, 4/25/2018	100	110
10.25%, 8/15/2039	60	63	MUFG Capital Finance 1 Ltd
Capital One Capital VI			6.35%, 7/29/2049(c)	100	100
8.88%, 5/15/2040	20	21	NASDAQ OMX Group Inc/The
Caterpillar Financial Services Corp			4.00%, 1/15/2015	200	207
4.70%, 3/15/2012	200	210	National Rural Utilities Cooperative Finance Corp
4.90%, 8/15/2013	200	220	3.88%, 9/16/2015	500	535
6.13%, 2/17/2014	200	229	7.25%, 3/1/2012	120	129
7.15%, 2/15/2019	140	178	10.38%, 11/1/2018	70	99
Citigroup Funding Inc			Nomura Holdings Inc
1.88%, 10/22/2012	250	256	6.70%, 3/4/2020	505	554
1.88%, 11/15/2012	300	307	ORIX Corp
2.13%, 7/12/2012	200	205	4.71%, 4/27/2015	470	484
2.25%, 12/10/2012	200	206	Private Export Funding Corp
Countrywide Financial Corp			3.05%, 10/15/2014	100	107
6.25%, 5/15/2016	220	229	3.55%, 4/15/2013	100	107
Credit Suisse USA Inc			SLM Corp
5.50%, 8/15/2013	200	221	5.00%, 10/1/2013	30	30
6.50%, 1/15/2012	200	212	8.00%, 3/25/2020	100	101
Franklin Resources Inc			8.45%, 6/15/2018	100	104
3.13%, 5/20/2015	200	208	Toyota Motor Credit Corp
General Electric Capital Corp			1.38%, 8/12/2013	500	505
2.00%, 9/28/2012	150	154			$ 17,206
2.13%, 12/21/2012	250	258	Electric - 1.59%
2.20%, 6/8/2012	250	256	Allegheny Energy Supply Co LLC
2.63%, 12/28/2012	200	208	8.25%, 4/15/2012(a),(c)	100	108
2.80%, 1/8/2013	200	205	Ameren Energy Generating Co
3.00%, 12/9/2011	300	308	7.00%, 4/15/2018	100	103
3.50%, 6/29/2015	300	310	Appalachian Power Co
3.75%, 11/14/2014	300	316	7.00%, 4/1/2038	80	96
4.00%, 2/15/2012	300	309	Baltimore Gas & Electric Co
4.38%, 3/3/2012	200	208	5.90%, 10/1/2016	270	315
5.00%, 4/10/2012	300	315	CenterPoint Energy Houston Electric LLC
5.25%, 10/19/2012	100	107	7.00%, 3/1/2014	130	151
5.50%, 6/4/2014	200	222	Commonwealth Edison Co
5.50%, 1/8/2020	370	396	4.00%, 8/1/2020	40	41
5.88%, 1/14/2038	135	132	5.80%, 3/15/2018	50	58
6.00%, 6/15/2012	170	182	Consolidated Edison Co of New York Inc
6.00%, 8/7/2019	205	227	5.85%, 3/15/2036	200	217
6.15%, 8/7/2037	215	218	6.75%, 4/1/2038	100	122
6.75%, 3/15/2032	315	344	Constellation Energy Group Inc
6.88%, 1/10/2039	280	311	4.55%, 6/15/2015	60	64
Goldman Sachs Capital I			Consumers Energy Co
6.35%, 2/15/2034	210	196	5.50%, 8/15/2016	285	325
HSBC Finance Capital Trust IX			Detroit Edison Co/The
5.91%, 11/30/2035	125	115	3.45%, 10/1/2020	20	20
HSBC Finance Corp			Dominion Resources Inc/VA
5.00%, 6/30/2015	150	162	5.15%, 7/15/2015	200	226
5.25%, 1/15/2014	200	217	8.88%, 1/15/2019	100	133
6.38%, 11/27/2012	200	218	Duke Energy Carolinas LLC
IBM International Group Capital LLC			5.30%, 10/1/2015	600	689
5.05%, 10/22/2012	100	108	5.30%, 2/15/2040	50	52
International Lease Finance Corp			Duke Energy Corp
6.75%, 9/1/2016(a)	300	317	3.35%, 4/1/2015	300	315
Jefferies Group Inc			3.95%, 9/15/2014	25	27
6.88%, 4/15/2021	105	112	Duke Energy Indiana Inc
8.50%, 7/15/2019	50	58	3.75%, 7/15/2020	145	147
John Deere Capital Corp			Exelon Corp
2.88%, 6/19/2012	100	104	4.90%, 6/15/2015	150	163
7.00%, 3/15/2012	500	540	Exelon Generation Co LLC
JP Morgan Chase Capital XXV			5.20%, 10/1/2019	400	433
6.80%, 10/1/2037	60	60	6.25%, 10/1/2039	60	62
JP Morgan Chase Capital XXVII			FirstEnergy Corp
7.00%, 11/1/2039	200	204	7.38%, 11/15/2031	100	106

See accompanying notes.

4

Schedule of Investments
Bond Market Index Fund
November 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Electric (continued)			Electrical Components & Equipment (continued)
FirstEnergy Solutions Corp			Emerson Electric Co (continued)
6.05%, 8/15/2021	$ 60	$ 64	4.88%, 10/15/2019	$ 100	$ 112
6.80%, 8/15/2039	395	395			$ 326
Florida Power & Light Co			Electronics - 0.04%
5.63%, 4/1/2034	100	108	Agilent Technologies Inc
5.69%, 3/1/2040	190	208	6.50%, 11/1/2017	60	69
Florida Power Corp			Koninklijke Philips Electronics NV
4.55%, 4/1/2020	300	325	5.75%, 3/11/2018	40	46
5.65%, 4/1/2040	100	108	Thermo Fisher Scientific Inc
6.40%, 6/15/2038	60	71	4.70%, 5/1/2020	200	217
FPL Group Capital Inc					$ 332
2.55%, 11/15/2013	95	98	Environmental Control - 0.10%
Georgia Power Co			Republic Services Inc
4.25%, 12/1/2019	300	319	5.50%, 9/15/2019	405	453
6.00%, 9/1/2040	100	101	6.20%, 3/1/2040	230	253
Hydro Quebec			Waste Management Inc
8.05%, 7/7/2024	400	585	7.00%, 7/15/2028	60	71
KCP&L Greater Missouri Operations Co					$ 777
11.88%, 7/1/2012	40	46	Finance - Mortgage Loan/Banker - 5.58%
LG&E and KU Energy LLC			Fannie Mae
3.75%, 11/15/2020(a)	300	294	0.00%, 10/9/2019(d)	250	165
Midamerican Energy Holdings Co			0.50%, 10/30/2012	500	499
5.88%, 10/1/2012	400	434	0.55%, 11/1/2012	250	249
6.13%, 4/1/2036	110	122	0.63%, 9/24/2012	250	251
National Grid PLC			0.68%, 12/30/2011	150	150
6.30%, 8/1/2016	160	187	0.70%, 10/19/2012	100	100
Nevada Power Co			0.85%, 8/17/2012	150	150
7.13%, 3/15/2019	50	61	0.88%, 1/12/2012	200	201
Nisource Finance Corp			1.00%, 11/23/2011	250	251
5.25%, 9/15/2017	275	295	1.00%, 9/20/2013	200	200
5.40%, 7/15/2014	185	205	1.00%, 9/23/2013	100	100
6.40%, 3/15/2018	60	68	1.00%, 4/25/2014	150	149
Northern States Power Co/MN			1.25%, 6/22/2012	1,000	1,011
5.25%, 3/1/2018	160	182	1.25%, 7/29/2013	250	251
5.35%, 11/1/2039	320	334	1.25%, 8/20/2013	400	404
Oncor Electric Delivery Co LLC			1.25%, 10/28/2014	70	70
6.80%, 9/1/2018	80	97	1.30%, 5/25/2012	250	251
Pacific Gas & Electric Co			1.35%, 8/16/2013	100	100
3.50%, 10/1/2020	100	98	1.40%, 7/26/2013	75	75
6.05%, 3/1/2034	100	110	1.50%, 6/26/2013	200	204
PacifiCorp			1.50%, 8/26/2014	250	250
5.65%, 7/15/2018	275	323	1.55%, 8/12/2014	100	100
6.25%, 10/15/2037	60	70	1.75%, 8/10/2012	250	255
PG&E Corp			1.75%, 5/7/2013	250	256
5.75%, 4/1/2014	400	445	1.75%, 11/17/2015	250	248
Progress Energy Inc			1.80%, 2/8/2013	150	151
7.75%, 3/1/2031	30	38	1.80%, 3/15/2013	150	151
Public Service Electric & Gas Co			2.00%, 1/9/2012	250	254
3.50%, 8/15/2020	285	286	2.00%, 6/24/2013	100	101
Puget Sound Energy Inc			2.00%, 7/14/2014	100	100
5.80%, 3/15/2040	200	207	2.00%, 8/24/2015	100	100
San Diego Gas & Electric Co			2.00%, 11/30/2015	400	399
5.35%, 5/15/2040	330	350	2.00%, 3/28/2016	250	250
Southern California Edison Co			2.00%, 11/10/2016	100	99
5.50%, 3/15/2040	400	430	2.38%, 7/28/2015	400	415
5.95%, 2/1/2038	30	34	2.50%, 5/15/2014	200	210
Southwestern Electric Power Co			2.63%, 11/20/2014	500	526
6.20%, 3/15/2040	200	205	2.75%, 2/5/2014	500	528
6.45%, 1/15/2019	100	112	2.75%, 3/13/2014	1,000	1,057
TransAlta Corp			2.88%, 12/11/2013	280	297
6.50%, 3/15/2040	100	105	3.00%, 7/28/2014	1,042	1,058
Virginia Electric and Power Co			3.25%, 4/9/2013	200	212
6.00%, 5/15/2037	300	337	3.88%, 7/12/2013	250	270
8.88%, 11/15/2038	40	58	4.00%, 9/30/2025	50	49
		$ 11,888	4.38%, 9/15/2012	250	267
Electrical Components & Equipment - 0.04%			4.38%, 3/15/2013	250	271
Emerson Electric Co			4.38%, 10/15/2015	400	452
4.63%, 10/15/2012	200	214	4.63%, 5/1/2013	500	541
			4.63%, 10/15/2014	150	169

See accompanying notes.

5

Schedule of Investments
Bond Market Index Fund
November 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Finance - Mortgage Loan/Banker (continued)			Finance - Mortgage Loan/Banker (continued)
Fannie Mae (continued)			Freddie Mac (continued)
4.75%, 11/19/2012	$ 200	$ 216	1.75%, 6/15/2012	$ 250	$ 255
4.88%, 5/18/2012	200	213	1.75%, 9/10/2015	250	251
5.00%, 3/15/2016	250	290	1.80%, 2/25/2013	200	201
5.00%, 2/13/2017	250	290	2.13%, 3/23/2012	300	306
5.00%, 5/11/2017	250	290	2.13%, 9/21/2012	250	257
5.25%, 9/15/2016	200	236	2.13%, 10/29/2013	50	50
5.38%, 11/15/2011	400	419	2.25%, 8/12/2015	50	51
5.38%, 6/12/2017	250	296	2.50%, 1/7/2014	250	262
5.38%, 4/11/2022	150	159	2.50%, 4/23/2014	200	210
5.63%, 7/15/2037	100	118	2.88%, 2/9/2015	500	531
5.78%, 6/7/2022	100	108	3.00%, 7/14/2016	100	100
5.99%, 6/21/2027	25	25	3.50%, 5/29/2013	250	267
6.00%, 4/18/2036	150	169	3.75%, 6/28/2013	550	593
6.13%, 3/15/2012	250	268	3.75%, 3/27/2019	150	160
6.63%, 11/15/2030	400	528	4.13%, 12/21/2012	250	268
7.13%, 1/15/2030	275	384	4.13%, 9/27/2013	250	273
7.25%, 5/15/2030	200	279	4.25%, 12/12/2018	200	206
Federal Home Loan Banks			4.38%, 7/17/2015	200	225
0.88%, 8/22/2012	200	201	4.50%, 1/15/2013	300	324
1.00%, 12/28/2011	500	503	4.50%, 7/15/2013	250	274
1.13%, 5/18/2012	150	151	4.50%, 1/15/2014	250	278
1.50%, 1/16/2013	500	509	4.50%, 1/15/2015	250	282
1.63%, 11/21/2012	250	255	4.75%, 11/17/2015	250	287
1.63%, 3/20/2013	500	511	4.88%, 11/15/2013	200	224
1.75%, 8/22/2012	250	255	4.88%, 6/13/2018	325	374
1.75%, 12/14/2012	200	204	5.00%, 1/30/2014	250	281
1.85%, 12/21/2012	250	250	5.00%, 7/15/2014	250	285
1.88%, 6/21/2013	200	206	5.00%, 4/29/2025	100	101
2.38%, 3/14/2014	150	156	5.13%, 7/15/2012	1,000	1,073
2.75%, 12/12/2014	150	159	5.13%, 10/18/2016	250	292
2.75%, 3/13/2015	200	211	5.13%, 11/17/2017	200	234
2.88%, 6/12/2015	150	159	5.25%, 4/18/2016	200	235
3.13%, 12/13/2013	200	213	5.50%, 7/18/2016	250	298
3.38%, 2/27/2013	200	212	5.75%, 1/15/2012	200	212
3.63%, 10/18/2013	250	269	6.25%, 7/15/2032	400	513
3.88%, 6/14/2013	200	216			$ 41,851
4.00%, 9/6/2013	150	163	Food - 0.38%
4.50%, 11/15/2012	250	269	ConAgra Foods Inc
4.50%, 9/16/2013	150	165	5.88%, 4/15/2014	120	135
4.63%, 10/10/2012	200	215	General Mills Inc
4.75%, 12/16/2016	250	288	5.25%, 8/15/2013	700	776
4.88%, 11/18/2011	750	782	HJ Heinz Finance Co
4.88%, 5/17/2017	250	290	6.75%, 3/15/2032	100	113
5.00%, 11/17/2017	750	876	Kellogg Co
5.13%, 8/14/2013	250	279	5.13%, 12/3/2012	270	291
5.25%, 6/18/2014	250	287	Kraft Foods Inc
5.38%, 5/18/2016	300	355	4.13%, 2/9/2016	50	54
5.50%, 8/13/2014	250	290	5.38%, 2/10/2020	215	239
5.50%, 7/15/2036	200	232	6.25%, 6/1/2012	55	59
5.63%, 6/11/2021	100	120	6.50%, 2/9/2040	295	339
5.65%, 4/20/2022	50	53	6.75%, 2/19/2014	170	197
5.75%, 5/15/2012	250	269	7.00%, 8/11/2037	140	169
Freddie Mac			Kroger Co/The
0.38%, 11/30/2012	500	498	5.40%, 7/15/2040	100	98
1.00%, 7/20/2012	100	100	6.15%, 1/15/2020	50	58
1.00%, 7/26/2012	100	100	6.40%, 8/15/2017	70	82
1.13%, 12/15/2011	250	252	Safeway Inc
1.13%, 7/27/2012	750	757	3.95%, 8/15/2020	125	123
1.13%, 1/14/2013	100	100	6.25%, 3/15/2014	90	102
1.15%, 9/3/2013	250	250			$ 2,835
1.15%, 10/7/2013	500	501	Forest Products & Paper - 0.06%
1.20%, 9/24/2013	200	200	International Paper Co
1.20%, 4/28/2014	200	200	7.30%, 11/15/2039	100	112
1.25%, 9/28/2012	250	250	7.50%, 8/15/2021	30	36
1.40%, 7/26/2013	275	275	9.38%, 5/15/2019	60	78
1.45%, 2/24/2014	100	100	Plum Creek Timberlands LP
1.63%, 4/15/2013	250	255	4.70%, 3/15/2021	200	196
1.63%, 6/28/2013	250	252			$ 422

See accompanying notes.

6

Schedule of Investments
Bond Market Index Fund
November 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Gas - 0.04%			Insurance (continued)
Atmos Energy Corp			Liberty Mutual Group Inc
4.95%, 10/15/2014	$ 200	$ 219	7.25%, 9/1/2012(a)	$ 3	$ 3
Sempra Energy			Lincoln National Corp
6.00%, 10/15/2039	50	54	5.65%, 8/27/2012	260	278
		$ 273	7.00%, 6/15/2040	185	198
Healthcare - Products - 0.19%			8.75%, 7/1/2019	50	63
Baxter International Inc			Marsh & McLennan Cos Inc
4.25%, 3/15/2020	200	213	5.38%, 7/15/2014	90	97
5.90%, 9/1/2016	70	83	5.75%, 9/15/2015	250	275
Becton Dickinson and Co			MetLife Inc
5.00%, 11/12/2040	200	202	5.70%, 6/15/2035	250	254
Covidien International Finance SA			6.13%, 12/1/2011	500	525
6.00%, 10/15/2017	90	106	7.72%, 2/15/2019	100	124
Johnson & Johnson			PartnerRe Finance B LLC
4.95%, 5/15/2033	200	209	5.50%, 6/1/2020	100	104
5.15%, 8/15/2012	100	108	Protective Life Corp
Medtronic Inc			8.45%, 10/15/2039	200	215
4.45%, 3/15/2020	400	433	Prudential Financial Inc
Stryker Corp			4.75%, 9/17/2015	200	216
4.38%, 1/15/2020	100	106	5.10%, 9/20/2014	110	120
		$ 1,460	5.70%, 12/14/2036	100	98
Healthcare - Services - 0.14%			6.63%, 12/1/2037	60	65
Aetna Inc			Transatlantic Holdings Inc
6.63%, 6/15/2036	20	22	5.75%, 12/14/2015	70	75
6.75%, 12/15/2037	50	57	Travelers Cos Inc/The
Quest Diagnostics Inc/DE			6.25%, 6/15/2037	50	56
4.75%, 1/30/2020	15	15	6.75%, 6/20/2036	200	234
5.45%, 11/1/2015	70	77	Validus Holdings Ltd
UnitedHealth Group Inc			8.88%, 1/26/2040	200	216
6.50%, 6/15/2037	300	334	WR Berkley Corp
6.88%, 2/15/2038	50	58	6.25%, 2/15/2037	115	107
WellPoint Inc			XL Group PLC
5.25%, 1/15/2016	130	146	5.25%, 9/15/2014	50	53
5.80%, 8/15/2040	20	21			$ 5,886
6.38%, 6/15/2037	300	328	Internet - 0.04%
		$ 1,058	eBay Inc
Insurance - 0.78%			0.88%, 10/15/2013	100	99
ACE INA Holdings Inc			1.63%, 10/15/2015	200	196
5.88%, 6/15/2014	100	113			$ 295
Aegon NV			Iron & Steel - 0.06%
4.63%, 12/1/2015	90	95	ArcelorMittal
Aflac Inc			3.75%, 8/5/2015	35	36
3.45%, 8/15/2015	80	83	5.38%, 6/1/2013	50	53
6.45%, 8/15/2040	125	127	7.00%, 10/15/2039	200	202
8.50%, 5/15/2019	50	63	9.85%, 6/1/2019	70	89
Allstate Corp/The			Nucor Corp
6.75%, 5/15/2018	200	233	5.75%, 12/1/2017	50	58
7.45%, 5/16/2019	200	248			$ 438
American International Group Inc			Machinery - Diversified - 0.02%
4.25%, 5/15/2013	200	204	Deere & Co
8.25%, 8/15/2018	140	159	4.38%, 10/16/2019	120	130
AON Corp			Roper Industries Inc
8.21%, 1/1/2027	20	21	6.63%, 8/15/2013	50	56
Berkshire Hathaway Finance Corp					$ 186
4.60%, 5/15/2013	300	324	Media - 1.21%
5.75%, 1/15/2040	60	62	CBS Corp
Berkshire Hathaway Inc			5.75%, 4/15/2020	255	276
3.20%, 2/11/2015	160	168	7.88%, 7/30/2030	305	356
Chubb Corp			Comcast Corp
6.50%, 5/15/2038	40	46	5.15%, 3/1/2020	680	732
Fidelity National Financial Inc			6.40%, 3/1/2040	180	192
6.60%, 5/15/2017	200	204	6.45%, 3/15/2037	235	253
Genworth Financial Inc			6.95%, 8/15/2037	90	102
5.75%, 6/15/2014	80	83	COX Communications Inc
7.70%, 6/15/2020	100	104	5.45%, 12/15/2014	15	17
Hartford Financial Services Group Inc			5.50%, 10/1/2015	100	112
6.00%, 1/15/2019	70	74	DIRECTV Holdings LLC
6.63%, 3/30/2040	100	99	3.55%, 3/15/2015	385	398

See accompanying notes.

7

Schedule of Investments
Bond Market Index Fund
November 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Media (continued)			Mining (continued)
DIRECTV Holdings LLC / DIRECTV Financing			Freeport-McMoRan Copper & Gold Inc
Co Inc			8.38%, 4/1/2017	$ 100	$ 112
4.60%, 2/15/2021	$ 65	$ 65	Newmont Mining Corp
5.88%, 10/1/2019	220	245	5.13%, 10/1/2019	200	224
6.00%, 8/15/2040	135	134	6.25%, 10/1/2039	30	33
7.63%, 5/15/2016	160	178	Rio Tinto Finance USA Ltd
Discovery Communications LLC			6.50%, 7/15/2018	15	18
3.70%, 6/1/2015	125	131	7.13%, 7/15/2028	50	61
5.05%, 6/1/2020	200	218	8.95%, 5/1/2014	130	159
5.63%, 8/15/2019	200	226	9.00%, 5/1/2019	325	445
6.35%, 6/1/2040	170	186	Southern Copper Corp
Historic TW Inc			5.38%, 4/16/2020	100	104
6.88%, 6/15/2018	100	120	6.75%, 4/16/2040	20	21
McGraw-Hill Cos Inc/The			Teck Resources Ltd
6.55%, 11/15/2037	200	228	9.75%, 5/15/2014	38	47
NBC Universal Inc			10.25%, 5/15/2016	58	72
3.65%, 4/30/2015(a)	5	5	10.75%, 5/15/2019	100	130
5.15%, 4/30/2020(a)	295	315	Vale Overseas Ltd
6.40%, 4/30/2040(a)	200	213	5.63%, 9/15/2019	180	196
News America Holdings Inc			6.88%, 11/21/2036	153	170
9.25%, 2/1/2013	100	116	Xstrata Canada Corp
News America Inc			7.25%, 7/15/2012	100	108
5.65%, 8/15/2020	200	232			$ 3,018
6.20%, 12/15/2034	210	222	Miscellaneous Manufacturing - 0.26%
6.40%, 12/15/2035	100	108	GE Capital Trust I
Reed Elsevier Capital Inc			6.38%, 11/15/2067	60	59
7.75%, 1/15/2014	40	46	General Electric Co
Thomson Reuters Corp			5.00%, 2/1/2013	110	118
5.70%, 10/1/2014	90	102	5.25%, 12/6/2017	500	547
5.85%, 4/15/2040	100	105	Honeywell International Inc
Time Warner Cable Inc			5.70%, 3/15/2037	50	55
3.50%, 2/1/2015	100	105	Ingersoll-Rand Global Holding Co Ltd
5.40%, 7/2/2012	40	43	9.50%, 4/15/2014	40	49
5.85%, 5/1/2017	200	228	Textron Inc
6.75%, 6/15/2039	100	111	6.20%, 3/15/2015	35	39
7.30%, 7/1/2038	100	117	Tyco Electronics Group SA
8.25%, 4/1/2019	100	127	6.00%, 10/1/2012	225	241
8.75%, 2/14/2019	190	247	6.55%, 10/1/2017	50	57
Time Warner Entertainment Co LP			7.13%, 10/1/2037	55	65
8.38%, 7/15/2033	70	89	Tyco International Finance SA
Time Warner Inc			3.38%, 10/15/2015	150	157
3.15%, 7/15/2015	310	320	4.13%, 10/15/2014	45	49
4.70%, 1/15/2021	315	331	8.50%, 1/15/2019	50	66
4.88%, 3/15/2020	165	177	Tyco International Ltd / Tyco International Finance
6.10%, 7/15/2040	170	179	SA
6.20%, 3/15/2040	200	214	6.88%, 1/15/2021	80	99
6.50%, 11/15/2036	80	88	7.00%, 12/15/2019	275	341
7.63%, 4/15/2031	70	85			$ 1,942
Viacom Inc			Mortgage Backed Securities - 2.91%
6.25%, 4/30/2016	250	292	Banc of America Commercial Mortgage Inc
6.88%, 4/30/2036	60	69	4.76%, 11/10/2039	150	158
Walt Disney Co/The			5.23%, 11/10/2042(c)	300	315
6.38%, 3/1/2012	550	588	5.89%, 7/10/2044	60	64
		$ 9,043	6.34%, 2/10/2051(c)	160	174
Mining - 0.40%			Bear Stearns Commercial Mortgage Securities
Alcoa Inc			5.03%, 8/13/2039(c)	500	502
5.90%, 2/1/2027	200	197	5.47%, 6/11/2041	75	82
6.15%, 8/15/2020	50	52	5.54%, 9/11/2041	500	538
6.50%, 6/15/2018	50	53	5.91%, 9/11/2038(c)	385	424
AngloGold Ashanti Holdings PLC			Citigroup Commercial Mortgage Trust
5.38%, 4/15/2020	15	16	6.29%, 12/10/2049(c)	35	38
Barrick PD Australia Finance Pty Ltd			Citigroup/Deutsche Bank Commercial Mortgage
4.95%, 1/15/2020	235	260	Trust
5.95%, 10/15/2039	50	54	5.62%, 10/15/2048	320	342
BHP Billiton Finance USA Ltd			Commercial Mortgage Loan Trust
4.80%, 4/15/2013	250	271	6.21%, 9/10/2017(c)	345	363
5.13%, 3/29/2012	100	105	Commercial Mortgage Pass Through Certificates
6.50%, 4/1/2019	90	110	6.01%, 12/10/2049(c)	500	538

See accompanying notes.

8

Schedule of Investments
Bond Market Index Fund
November 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Mortgage Backed Securities (continued)			Oil & Gas (continued)
Credit Suisse First Boston Mortgage Securities			Anadarko Petroleum Corp
Corp			5.95%, 9/15/2016	$ 95	$ 101
4.83%, 11/15/2037	$ 800	$ 843	6.20%, 3/15/2040	100	95
5.01%, 1/15/2012	1,000	1,074	6.38%, 9/15/2017	220	238
6.13%, 4/15/2037	500	522	6.45%, 9/15/2036	100	97
Credit Suisse Mortgage Capital Certificates			Apache Corp
5.42%, 2/15/2040	150	123	5.10%, 9/1/2040	360	352
6.00%, 8/15/2016(c)	500	529	BP Capital Markets PLC
6.02%, 6/15/2038(c)	225	245	3.13%, 3/10/2012	200	205
First Union National Bank Commercial Mortgage			3.88%, 3/10/2015	60	63
Securities Inc			4.75%, 3/10/2019	100	105
6.14%, 2/12/2034	136	141	5.25%, 11/7/2013	150	162
GE Capital Commercial Mortgage Corp			Canadian Natural Resources Ltd
4.94%, 7/10/2045	145	152	5.70%, 5/15/2017	65	75
4.97%, 8/11/2036	55	56	6.25%, 3/15/2038	50	56
5.42%, 12/10/2049	170	175	Cenovus Energy Inc
5.52%, 11/10/2045(c)	100	109	4.50%, 9/15/2014	165	180
Greenwich Capital Commercial Funding Corp			5.70%, 10/15/2019	205	237
5.44%, 3/10/2039(c)	145	152	Chevron Corp
GS Mortgage Securities Corp II			3.95%, 3/3/2014	100	108
6.00%, 8/10/2045(c)	675	704	ConocoPhillips
JP Morgan Chase Commercial Mortgage Securities			4.75%, 10/15/2012	250	269
Corp			6.00%, 1/15/2020	365	441
4.78%, 7/15/2042	300	302	6.50%, 2/1/2039	60	73
4.88%, 1/15/2042	530	560	ConocoPhillips Holding Co
5.17%, 11/12/2012	123	128	6.95%, 4/15/2029	100	126
5.23%, 1/15/2014	850	909	Devon Energy Corp
5.31%, 1/15/2049	100	102	5.63%, 1/15/2014	100	112
5.34%, 5/15/2047	1,330	1,387	7.95%, 4/15/2032	60	80
5.42%, 2/15/2017	600	626	Encana Corp
5.44%, 5/15/2045(c)	65	65	5.90%, 12/1/2017	100	117
5.72%, 11/15/2017	20	21	6.50%, 2/1/2038	60	67
5.82%, 6/12/2013	400	420	EOG Resources Inc
LB Commercial Conduit Mortgage Trust			4.40%, 6/1/2020	200	209
6.14%, 7/15/2044(c)	245	260	6.13%, 10/1/2013	100	113
LB-UBS Commercial Mortgage Trust			Hess Corp
4.39%, 3/15/2032	685	720	5.60%, 2/15/2041	200	200
5.02%, 9/15/2040	550	567	8.13%, 2/15/2019	100	130
5.20%, 11/15/2030	500	546	Husky Energy Inc
5.66%, 3/15/2039	500	543	5.90%, 6/15/2014	100	111
5.86%, 7/15/2040(c)	170	178	Marathon Oil Corp
Merrill Lynch Mortgage Trust			6.60%, 10/1/2037	90	104
6.02%, 6/12/2017(c)	300	322	7.50%, 2/15/2019	80	102
6.02%, 7/12/2017(c)	1,100	1,058	Nexen Inc
Morgan Stanley Capital I			5.20%, 3/10/2015	100	109
4.70%, 7/15/2056	325	344	6.40%, 5/15/2037	225	241
5.36%, 3/15/2044(c)	390	404	7.50%, 7/30/2039	60	72
5.56%, 3/12/2044(c)	1,000	1,078	Noble Holding International Ltd
5.69%, 4/15/2049	500	524	3.45%, 8/1/2015	100	104
5.81%, 1/12/2014(c)	525	534	6.20%, 8/1/2040	100	109
5.81%, 4/12/2049(c)	80	81	Occidental Petroleum Corp
5.90%, 10/15/2042(c)	99	104	7.00%, 11/1/2013	100	117
Wachovia Bank Commercial Mortgage Trust			PC Financial Partnership
5.44%, 12/15/2044(c)	500	542	5.00%, 11/15/2014	100	110
5.63%, 10/15/2048	65	40	Pemex Project Funding Master Trust
5.68%, 5/15/2046(c)	350	364	5.75%, 3/1/2018	50	54
5.74%, 5/15/2016(c)	600	559	6.63%, 6/15/2035	40	42
5.80%, 7/15/2045	145	144	Petrobras International Finance Co
		$ 21,795	5.75%, 1/20/2020	40	43
Office & Business Equipment - 0.09%			6.88%, 1/20/2040	100	108
Xerox Corp			Petrobras International Finance Co - Pifco
4.25%, 2/15/2015	190	202	5.88%, 3/1/2018	300	328
5.50%, 5/15/2012	220	233	7.88%, 3/15/2019	152	185
5.63%, 12/15/2019	85	94	Petro-Canada
8.25%, 5/15/2014	110	131	6.80%, 5/15/2038	50	57
		$ 660	Petroleos Mexicanos
Oil & Gas - 1.27%			4.88%, 3/15/2015	11	12
Anadarko Finance Co			5.50%, 1/21/2021	310	324
7.50%, 5/1/2031	300	322	8.00%, 5/3/2019	122	149

See accompanying notes.

9

Schedule of Investments
Bond Market Index Fund
November 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Oil & Gas (continued)			Pharmaceuticals (continued)
Rowan Cos Inc			Medco Health Solutions Inc
5.00%, 9/1/2017	$ 90	$ 93	7.13%, 3/15/2018	$ 60	$ 73
SeaRiver Maritime Inc			Merck & Co Inc
0.00%, 9/1/2012(d)	140	134	4.38%, 2/15/2013	200	215
Shell International Finance BV			5.00%, 6/30/2019	100	114
3.10%, 6/28/2015	120	126	6.55%, 9/15/2037	40	50
4.30%, 9/22/2019	200	215	Novartis Capital Corp
4.38%, 3/25/2020	100	108	2.90%, 4/24/2015	300	314
5.50%, 3/25/2040	100	108	4.13%, 2/10/2014	50	54
6.38%, 12/15/2038	170	202	4.40%, 4/24/2020	300	327
Statoil ASA			Novartis Securities Investment Ltd
5.10%, 8/17/2040	245	252	5.13%, 2/10/2019	50	57
5.25%, 4/15/2019	90	103	Pfizer Inc
Suncor Energy Inc			4.65%, 3/1/2018	200	221
6.10%, 6/1/2018	100	116	5.35%, 3/15/2015	200	229
6.50%, 6/15/2038	90	99	6.20%, 3/15/2019	90	109
6.85%, 6/1/2039	20	23	7.20%, 3/15/2039	90	119
Sunoco Logistics Partners Operations LP			Teva Pharmaceutical Finance Co LLC
5.50%, 2/15/2020	180	193	6.15%, 2/1/2036	200	227
Talisman Energy Inc			Watson Pharmaceuticals Inc
5.13%, 5/15/2015	35	39	5.00%, 8/15/2014	250	272
6.25%, 2/1/2038	25	27	6.13%, 8/15/2019	50	57
Total Capital SA			Wyeth
3.00%, 6/24/2015	145	151	5.50%, 2/1/2014	200	226
4.25%, 12/15/2021	200	212	5.95%, 4/1/2037	355	403
Transocean Inc					$ 4,971
6.00%, 3/15/2018	100	107	Pipelines - 0.46%
Valero Energy Corp			Enbridge Energy Partners LP
4.50%, 2/1/2015	30	32	5.20%, 3/15/2020	35	38
6.13%, 2/1/2020	150	162	9.88%, 3/1/2019	40	54
6.63%, 6/15/2037	135	134	Energy Transfer Partners LP
7.50%, 4/15/2032	60	65	6.00%, 7/1/2013	300	329
		$ 9,515	6.70%, 7/1/2018	90	103
Oil & Gas Services - 0.14%			9.00%, 4/15/2019	50	63
Baker Hughes Inc			Enterprise Products Operating LLC
5.13%, 9/15/2040	315	315	6.13%, 10/15/2039	90	93
7.50%, 11/15/2018	50	64	6.45%, 9/1/2040	300	322
Cameron International Corp			6.50%, 1/31/2019	45	52
6.38%, 7/15/2018	100	114	6.88%, 3/1/2033	60	67
Halliburton Co			Kinder Morgan Energy Partners LP
7.45%, 9/15/2039	40	51	5.00%, 12/15/2013	300	326
Weatherford International Ltd Bermuda			5.85%, 9/15/2012	300	323
5.13%, 9/15/2020	200	203	6.50%, 9/1/2039	50	51
6.00%, 3/15/2018	50	55	6.95%, 1/15/2038	50	54
6.75%, 9/15/2040	200	209	ONEOK Partners LP
9.63%, 3/1/2019	40	52	8.63%, 3/1/2019	80	103
		$ 1,063	Plains All American Pipeline LP / PAA Finance
Other Asset Backed Securities - 0.03%			Corp
PSE&G Transition Funding LLC			3.95%, 9/15/2015	200	209
6.61%, 6/15/2013	200	218	5.75%, 1/15/2020	60	65
			Southern Natural Gas Co
Pharmaceuticals - 0.66%			5.90%, 4/1/2017(a),(c)	50	54
Abbott Laboratories			Spectra Energy Capital LLC
4.13%, 5/27/2020	300	317	6.25%, 2/15/2013	70	76
5.13%, 4/1/2019	80	91	TransCanada PipeLines Ltd
5.88%, 5/15/2016	59	70	6.10%, 6/1/2040	100	110
6.00%, 4/1/2039	100	115	6.50%, 8/15/2018	90	110
AstraZeneca PLC			7.25%, 8/15/2038	200	249
5.90%, 9/15/2017	300	357	7.63%, 1/15/2039	50	65
6.45%, 9/15/2037	60	72	Williams Cos Inc/The
Bristol-Myers Squibb Co			7.50%, 1/15/2031	70	78
5.88%, 11/15/2036	50	57	Williams Partners LP
6.80%, 11/15/2026	100	122	3.80%, 2/15/2015	275	288
Eli Lilly & Co			6.30%, 4/15/2040	170	181
4.20%, 3/6/2014	100	109			$ 3,463
5.20%, 3/15/2017	40	46	Regional Authority - 0.34%
GlaxoSmithKline Capital Inc			Province of British Columbia Canada
4.85%, 5/15/2013	150	164	6.50%, 1/15/2026	70	91
6.38%, 5/15/2038	320	384

See accompanying notes.

10

Schedule of Investments
Bond Market Index Fund
November 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Regional Authority (continued)			Retail (continued)
Province of Manitoba Canada			Nordstrom Inc
2.63%, 7/15/2015	$ 300	$ 312	4.75%, 5/1/2020	$ 140	$ 147
Province of Nova Scotia Canada			6.25%, 1/15/2018	50	57
5.13%, 1/26/2017	160	183	Staples Inc
Province of Ontario Canada			9.75%, 1/15/2014	150	184
1.88%, 11/19/2012	160	164	Target Corp
2.63%, 1/20/2012	400	409	4.00%, 6/15/2013	50	54
2.70%, 6/16/2015	200	208	5.13%, 1/15/2013	300	326
4.10%, 6/16/2014	380	415	6.00%, 1/15/2018	80	95
4.40%, 4/14/2020	200	217	7.00%, 7/15/2031	195	236
Province of Quebec Canada			7.00%, 1/15/2038	50	63
4.88%, 5/5/2014	200	225	Walgreen Co
5.13%, 11/14/2016	200	231	5.25%, 1/15/2019	120	138
7.50%, 9/15/2029	50	70	Wal-Mart Stores Inc
		$ 2,525	2.25%, 7/8/2015	100	102
REITS - 0.32%			3.63%, 7/8/2020	200	201
BioMed Realty LP			4.13%, 2/1/2019	400	427
6.13%, 4/15/2020(a)	25	27	5.63%, 4/1/2040	150	162
Boston Properties LP			6.20%, 4/15/2038	100	116
5.63%, 11/15/2020	100	109	6.50%, 8/15/2037	50	60
6.25%, 1/15/2013	17	19	7.25%, 6/1/2013	300	347
Digital Realty Trust LP			Yum! Brands Inc
4.50%, 7/15/2015(a)	215	221	6.25%, 3/15/2018	115	134
Duke Realty LP			6.88%, 11/15/2037	95	109
7.38%, 2/15/2015	100	114			$ 5,107
Entertainment Properties Trust			Savings & Loans - 0.03%
7.75%, 7/15/2020(a)	245	257	US Central Federal Credit Union
ERP Operating LP			1.90%, 10/19/2012	200	205
4.75%, 7/15/2020	200	207
5.20%, 4/1/2013	50	54	Semiconductors - 0.05%
HCP Inc			National Semiconductor Corp
6.70%, 1/30/2018	60	66	3.95%, 4/15/2015	350	364
Health Care REIT Inc
6.13%, 4/15/2020	200	216	Software - 0.25%
ProLogis			Adobe Systems Inc
6.88%, 3/15/2020	260	284	4.75%, 2/1/2020	200	213
7.38%, 10/30/2019	50	56	Fiserv Inc
Simon Property Group LP			6.13%, 11/20/2012	180	196
5.65%, 2/1/2020	185	208	Microsoft Corp
6.75%, 2/1/2040	100	115	2.95%, 6/1/2014	100	105
10.35%, 4/1/2019	50	70	4.20%, 6/1/2019	450	490
UDR Inc			Oracle Corp
5.25%, 1/15/2015	170	181	3.88%, 7/15/2020(a)	300	309
Vornado Realty LP			5.00%, 7/8/2019	190	212
4.25%, 4/1/2015	200	206	5.38%, 7/15/2040(a)	225	233
		$ 2,410	5.75%, 4/15/2018	100	116
Retail - 0.68%					$ 1,874
AutoZone Inc			Sovereign - 1.83%
4.00%, 11/15/2020	200	193	Brazilian Government International Bond
Costco Wholesale Corp			5.88%, 1/15/2019	100	115
5.30%, 3/15/2012	100	106	7.13%, 1/20/2037	320	394
CVS Caremark Corp			8.25%, 1/20/2034	200	275
3.25%, 5/18/2015	70	73	8.88%, 10/14/2019	75	103
6.13%, 9/15/2039	310	338	10.50%, 7/14/2014	200	257
6.60%, 3/15/2019	50	60	11.00%, 1/11/2012	100	111
Darden Restaurants Inc			11.00%, 8/17/2040	50	69
6.80%, 10/15/2037(c)	105	115	12.25%, 3/6/2030	250	465
Home Depot Inc			12.75%, 1/15/2020	200	337
5.25%, 12/16/2013	250	276	Canada Government International Bond
5.40%, 3/1/2016	90	103	2.38%, 9/10/2014	400	417
5.88%, 12/16/2036	145	152	Chile Government International Bond
Lowe's Cos Inc			7.13%, 1/11/2012	500	530
4.63%, 4/15/2020	300	327	Eksportfinans ASA
6.65%, 9/15/2037	50	59	3.00%, 11/17/2014	130	137
McDonald's Corp			5.00%, 2/14/2012	250	263
3.50%, 7/15/2020	90	91	Export Development Canada
4.88%, 7/15/2040	35	35	2.25%, 5/28/2015	100	103
5.35%, 3/1/2018	140	161	2.38%, 3/19/2012	100	102
6.30%, 10/15/2037	50	60

See accompanying notes.

11

Schedule of Investments
Bond Market Index Fund
November 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Sovereign (continued)			Supranational Bank (continued)
Federal Farm Credit Bank			Asian Development Bank
1.10%, 11/26/2013	$ 100	$ 100	2.63%, 2/9/2015	$ 100	$ 105
1.84%, 3/1/2013	100	100	2.75%, 5/21/2014	400	422
1.88%, 12/7/2012	509	522	3.63%, 9/5/2013	100	107
2.12%, 9/8/2016	200	198	5.82%, 6/16/2028	60	69
2.95%, 12/13/2018	100	100	6.38%, 10/1/2028	200	240
3.88%, 10/7/2013	617	670	Corp Andina de Fomento
Hungary Government International Bond			3.75%, 1/15/2016	15	15
4.75%, 2/3/2015	60	61	5.75%, 1/12/2017	80	87
Israel Government AID Bond			6.88%, 3/15/2012	100	107
5.50%, 9/18/2023	100	121	Council Of Europe Development Bank
5.50%, 4/26/2024	100	120	2.75%, 2/10/2015	100	105
5.50%, 9/18/2033	50	59	European Investment Bank
Israel Government International Bond			1.63%, 3/15/2013	400	407
5.13%, 3/26/2019	75	82	1.75%, 9/14/2012	300	306
Japan Bank for International Cooperation/Japan			1.88%, 6/17/2013	200	205
4.38%, 11/26/2012	100	107	2.00%, 2/10/2012	300	305
Japan Finance Corp			2.75%, 3/23/2015	300	316
1.50%, 7/6/2012	100	101	3.00%, 4/8/2014	400	425
2.13%, 11/5/2012	300	306	3.13%, 6/4/2014	170	181
Japan Finance Organization for Municipalities			3.38%, 6/12/2013	300	318
5.00%, 5/16/2017	200	229	4.88%, 2/16/2016	500	574
Mexico Government International Bond			4.88%, 1/17/2017	100	115
5.63%, 1/15/2017	160	180	4.88%, 2/15/2036	100	108
5.95%, 3/19/2019	304	349	5.13%, 9/13/2016	100	117
6.05%, 1/11/2040	30	32	5.13%, 5/30/2017	400	467
6.63%, 3/3/2015	31	36	Inter-American Development Bank
8.00%, 9/24/2022	200	274	1.63%, 7/15/2013	200	204
8.30%, 8/15/2031	150	205	1.75%, 10/22/2012	160	163
11.50%, 5/15/2026	300	534	2.25%, 7/15/2015	100	104
Panama Government International Bond			3.88%, 9/17/2019	300	324
7.25%, 3/15/2015	300	351	3.88%, 2/14/2020	100	109
Peruvian Government International Bond			4.38%, 9/20/2012	200	213
6.55%, 3/14/2037	100	114	International Bank for Reconstruction &
7.13%, 3/30/2019	120	146	Development
7.35%, 7/21/2025	200	246	1.13%, 8/25/2014	300	302
8.75%, 11/21/2033	65	92	1.25%, 6/15/2012	300	301
Poland Government International Bond			1.75%, 7/15/2013	300	308
3.88%, 7/16/2015	300	301	2.00%, 4/2/2012	350	357
6.38%, 7/15/2019	60	67	2.38%, 5/26/2015	200	209
Republic of Italy			7.63%, 1/19/2023	50	72
2.13%, 9/16/2013	450	451	International Finance Corp
3.13%, 1/26/2015	140	140	4.75%, 4/25/2012	300	317
4.38%, 6/15/2013	300	318	Nordic Investment Bank
4.75%, 1/25/2016	300	322	5.00%, 2/1/2017	100	116
5.25%, 9/20/2016	120	132			$ 8,404
5.38%, 6/15/2033	250	243	Telecommunications - 1.28%
5.63%, 6/15/2012	500	530	America Movil SAB de CV
6.88%, 9/27/2023	50	59	3.63%, 3/30/2015	300	314
Republic of Korea			5.00%, 3/30/2020	200	213
5.75%, 4/16/2014	300	331	5.50%, 3/1/2014	110	122
7.13%, 4/16/2019	90	110	5.63%, 11/15/2017	60	67
South Africa Government International Bond			6.13%, 3/30/2040	100	109
5.88%, 5/30/2022	200	222	American Tower Corp
6.50%, 6/2/2014	80	91	7.00%, 10/15/2017	125	145
6.88%, 5/27/2019	45	54	AT&T Corp
7.38%, 4/25/2012	150	162	8.00%, 11/15/2031(c)	5	6
Svensk Exportkredit AB			AT&T Inc
5.13%, 3/1/2017	70	80	2.50%, 8/15/2015	250	253
Tennessee Valley Authority			5.35%, 9/1/2040(a)	271	257
4.50%, 4/1/2018	200	225	5.60%, 5/15/2018	40	46
5.25%, 9/15/2039	200	221	6.15%, 9/15/2034	345	360
5.38%, 4/1/2056	100	113	6.30%, 1/15/2038	310	330
6.00%, 3/15/2013	400	448	6.50%, 9/1/2037	85	93
		$ 13,733	6.55%, 2/15/2039	100	110
Supranational Bank - 1.12%			British Telecommunications PLC
African Development Bank			5.95%, 1/15/2018	110	122
1.63%, 2/11/2013	200	204	Cellco Partnership / Verizon Wireless Capital LLC
			5.55%, 2/1/2014	400	446

See accompanying notes.

12

Schedule of Investments
Bond Market Index Fund
November 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Telecommunications (continued)			Transportation (continued)
Cellco Partnership / Verizon Wireless Capital LLC			United Parcel Service Inc (continued)
(continued)			6.20%, 1/15/2038	$ 90	$ 107
8.50%, 11/15/2018	$ 80	$ 108			$ 2,668
CenturyLink Inc			Water - 0.00%
7.60%, 9/15/2039	100	101	American Water Capital Corp
Cisco Systems Inc			6.59%, 10/15/2037	20	22
4.45%, 1/15/2020	400	433
4.95%, 2/15/2019	130	146	TOTAL BONDS		$ 242,334
5.90%, 2/15/2039	100	111		Principal
Deutsche Telekom International Finance BV				Amount
5.75%, 3/23/2016	300	345	MUNICIPAL BONDS - 0.73%	(000's)	Value (000's)
8.75%, 6/15/2030(c)	90	122
			California - 0.27%
Embarq Corp			East Bay Municipal Utility District
7.08%, 6/1/2016	100	113	5.87%, 6/1/2040	$ 120	$ 123
France Telecom SA			Los Angeles Unified School District/CA
8.50%, 3/1/2031(c)	50	68	5.75%, 7/1/2034	325	306
Qwest Corp			5.76%, 7/1/2029	200	197
8.38%, 5/1/2016	80	96	6.76%, 7/1/2034	130	136
8.88%, 3/15/2012(c)	150	163	San Diego County Water Authority
Rogers Communications Inc			6.14%, 5/1/2049	40	42
6.80%, 8/15/2018	120	147	State of California
7.50%, 3/15/2015	60	73	5.65%, 4/1/2039(c)	100	106
Rogers Wireless Inc			6.65%, 3/1/2022	300	321
6.38%, 3/1/2014	65	74	7.30%, 10/1/2039	100	100
Telecom Italia Capital SA			7.60%, 11/1/2040(b)	200	207
5.25%, 11/15/2013	105	111	7.63%, 3/1/2040	200	207
6.38%, 11/15/2033	265	236	University of California
7.00%, 6/4/2018	10	11	6.55%, 5/15/2048	200	200
Telefonica Emisiones SAU					$ 1,945
3.73%, 4/27/2015	100	102	Connecticut - 0.01%
4.95%, 1/15/2015	220	234	State of Connecticut
5.13%, 4/27/2020	655	664	5.85%, 3/15/2032	100	105
7.05%, 6/20/2036	70	75
Verizon Communications Inc			Georgia - 0.07%
6.25%, 4/1/2037	45	49	Municipal Electric Authority of Georgia
6.35%, 4/1/2019	320	383	6.64%, 4/1/2057	200	199
6.40%, 2/15/2038	50	56	State of Georgia
6.90%, 4/15/2038	40	47	4.50%, 11/1/2025	300	315
8.75%, 11/1/2018	300	405			$ 514
8.95%, 3/1/2039	115	165
Verizon Global Funding Corp			Illinois - 0.06%
			Chicago Transit Authority
7.75%, 12/1/2030	570	724	6.20%, 12/1/2040	40	38
Vodafone Group PLC			County of Cook IL
5.35%, 2/27/2012	950	999	6.23%, 11/15/2034	100	101
5.63%, 2/27/2017	190	216	State of Illinois
		$ 9,570	2.77%, 1/1/2012	200	202
Toys, Games & Hobbies - 0.01%			5.10%, 6/1/2033	150	117
Hasbro Inc					$ 458
6.35%, 3/15/2040	100	101	Kansas - 0.01%
			Kansas State Department of Transportation
Transportation - 0.36%			4.60%, 9/1/2035	70	68
Burlington Northern Santa Fe LLC
4.30%, 7/1/2013	200	215
4.70%, 10/1/2019	130	141	Nevada - 0.05%
			County of Clark NV
5.65%, 5/1/2017	210	240	6.82%, 7/1/2045	100	106
7.95%, 8/15/2030	300	391	6.88%, 7/1/2042	285	292
Canadian National Railway Co
5.55%, 3/1/2019	60	70			$ 398
CSX Corp			New Jersey - 0.02%
6.25%, 3/15/2018	320	373	New Jersey Economic Development
Norfolk Southern Corp			Authority AGM
			0.00%, 2/15/2023(d)	200	104
5.26%, 9/17/2014	400	447
7.05%, 5/1/2037	60	74	New Jersey Transportation Trust Fund Authority
Union Pacific Corp			6.56%, 12/15/2040	50	51
5.45%, 1/31/2013	200	217			$ 155
7.88%, 1/15/2019	80	103	New York - 0.08%
United Parcel Service Inc			Metropolitan Transportation Authority
3.13%, 1/15/2021	200	193	6.55%, 11/15/2031	130	132
3.88%, 4/1/2014	90	97	6.65%, 11/15/2039	100	102

See accompanying notes.

13

Schedule of Investments Bond Market Index Fund November 30, 2010 (unaudited)

	Principal			Principal
	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
MUNICIPAL BONDS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
New York (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
New York City Municipal Water Finance			4.50%, 2/1/2040(e)	$ 963	$ 1,008
Authority			4.50%, 2/1/2040(e)	955	999
5.72%, 6/15/2042	$ 100	$ 99	4.50%, 4/1/2040(e)	1,563	1,625
New York State Dormitory Authority			4.50%, 5/1/2040(e)	977	1,019
5.60%, 3/15/2040	100	99	4.50%, 5/1/2040(e)	494	514
Port Authority of New York & New Jersey GO OF			4.50%, 8/1/2040(e)	587	610
AUTH			4.50%, 8/1/2040(e)	1,447	1,509
6.04%, 12/1/2029	200	214	4.50%, 8/1/2040(e)	973	1,012
		$ 646	4.50%, 8/1/2040(e)	591	614
Ohio - 0.01%			4.50%, 8/1/2040(e)	495	516
Ohio State University/The			4.50%, 9/1/2040(e)	494	513
4.91%, 6/1/2040	100	97	4.96%, 4/1/2038(c),(e)	137	144
			4.97%, 6/1/2038(c),(e)	212	225
Texas - 0.14%			5.00%, 12/1/2012(e)	377	400
Dallas Convention Center Hotel Development			5.00%, 5/1/2018(e)	179	191
Corp			5.00%, 9/1/2022(e)	373	396
7.09%, 1/1/2042	180	188	5.00%, 7/1/2023(e)	230	245
Dallas County Hospital District			5.00%, 7/1/2024(e)	309	328
5.62%, 8/15/2044	200	209	5.00%, 12/1/2025(e),(f)	500	531
Dallas Independent School District PSF-GTD			5.00%, 2/1/2030(e)	197	209
6.45%, 2/15/2035	200	208	5.00%, 3/1/2030(e)	138	147
State of Texas			5.00%, 8/1/2033(e)	1,433	1,523
4.68%, 4/1/2040	100	95	5.00%, 8/1/2033(e)	406	432
5.52%, 4/1/2039	300	311	5.00%, 9/1/2033(e)	926	985
		$ 1,011	5.00%, 3/1/2034(e)	377	400
Washington - 0.01%			5.00%, 4/1/2034(e)	971	1,032
State of Washington			5.00%, 5/1/2034(e)	681	724
5.09%, 8/1/2033	90	88	5.00%, 8/1/2035(e)	229	243
			5.00%, 8/1/2035(e)	387	411
			5.00%, 9/1/2035(e)	637	676
TOTAL MUNICIPAL BONDS		$ 5,485	5.00%, 10/1/2035(e)	794	843
	Principal		5.00%, 12/1/2035(e)	872	925
U.S. GOVERNMENT & GOVERNMENT	Amount		5.00%, 4/1/2036(e)	127	135
AGENCY OBLIGATIONS - 64.41%	(000's)	Value (000's)	5.00%, 3/1/2039(e)	848	902
Federal Home Loan Mortgage Corporation (FHLMC) - 9.57%
4.00%, 6/1/2014(e)	$ 262	$ 273	5.00%, 7/1/2039(e)	810	861
			5.00%, 10/1/2039(e)	738	789
4.00%, 4/1/2019(e)	479	503

4.00%, 12/1/2024(e)	180	188	5.00%, 1/1/2040 (e)	1,313	1,398

4.00%, 2/1/2025(e)	474	492	5.00%, 3/1/2040 (e)	271	286
			5.00%, 7/1/2040(e)	1,122	1,187
4.00%, 3/1/2025(e)	290	301

4.00%, 4/1/2025(e)	447	465	5.00%, 7/1/2040 (e)	971	1,027

4.00%, 6/1/2025(e)	489	509	5.50%, 10/1/2016 (e)	185	201

4.00%, 7/1/2025(e)	275	286	5.50%, 2/1/2017 (e)	256	277
			5.50%, 1/1/2018(e)	77	84
4.00%, 8/1/2025(e)	342	359
			5.50%, 1/1/2022(e)	227	246
4.00%, 8/1/2025(e)	321	334

4.00%, 9/1/2025(e)	179	186	5.50%, 12/1/2032 (e)	716	773
			5.50%, 3/1/2033(e)	103	111
4.00%, 7/1/2039(e)	393	399

4.00%, 9/1/2039(e)	216	220	5.50%, 12/1/2033 (e)	51	55

4.00%, 12/1/2039(e)	566	575	5.50%, 1/1/2034 (e)	465	501
			5.50%, 1/1/2034(e)	1,838	1,984
4.00%, 12/1/2039(e)	290	294

4.00%, 1/1/2040(e)	445	452	5.50%, 3/1/2034 (e)	867	936

4.00%, 3/1/2040(e)	379	385	5.50%, 10/1/2034 (e)	41	45
			5.50%, 10/1/2034(e)	411	443
4.00%, 9/1/2040(e)	499	506

4.00%, 10/1/2040(e)	399	405	5.50%, 2/1/2035 (e)	30	32

4.00%, 10/1/2040(e)	498	506	5.50%, 3/1/2035 (e)	465	500
			5.50%, 11/1/2035(e)	819	881
4.50%, 11/1/2018(e)	460	484

4.50%, 4/1/2023(e)	345	363	5.50%, 5/1/2036 (e)	191	206

4.50%, 1/1/2024(e)	269	283	5.50%, 5/1/2036 (e)	731	788
			5.50%, 7/1/2036(e)	764	824
4.50%, 1/1/2024(e)	572	605

4.50%, 7/1/2024(e)	282	299	5.50%, 6/1/2037 (c),(e)	181	193

4.50%, 9/1/2024(e)	440	468	5.50%, 7/1/2037 (e)	145	155
			5.50%, 11/1/2037(e)	448	480
4.50%, 9/1/2024(e)	436	464

4.50%, 5/1/2025(e)	449	472	5.50%, 4/1/2038 (e)	157	170

4.50%, 2/1/2030(e)	465	487	5.50%, 4/1/2038 (e)	140	151
			5.50%, 5/1/2038(e)	320	345
4.50%, 8/1/2030(e)	365	382

4.50%, 8/1/2036(e)	601	627	5.50%, 5/1/2038 (e)	172	185

4.50%, 2/1/2039(e)	2,308	2,399	5.50%, 6/1/2038 (e)	132	142

4.50%, 3/1/2039(e)	893	931	5.50%, 6/1/2038 (e)	349	375
			5.50%, 7/1/2038(e)	243	260
4.50%, 10/1/2039(e)	972	1,017

4.50%, 2/1/2040(e)	273	284	5.50%, 7/1/2038 (e)	870	938

See accompanying notes.

14

Schedule of Investments
Bond Market Index Fund
November 30, 2010 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
5.50%, 10/1/2038(e)	$ 249	$ 267	7.50%, 12/1/2030(e)	$ 1	$ 1
5.50%, 11/1/2038(e)	403	432	7.50%, 4/1/2032(e)	10	11
5.50%, 1/1/2040(e)	715	772	8.00%, 11/1/2030(e)	1	1
5.50%, 12/1/2040(e),(f)	500	536			$ 71,781
5.59%, 6/1/2037(c),(e)	406	431	Federal National Mortgage Association (FNMA) - 16.02%
5.84%, 2/1/2037(c),(e)	119	126	3.12%, 6/1/2040(c),(e)	471	485
6.00%, 8/1/2014(e)	3	3	3.23%, 12/1/2039(c),(e)	602	626
6.00%, 7/1/2017(e)	8	9	3.39%, 3/1/2040(c),(e)	472	492
6.00%, 5/1/2021(e)	152	166	3.45%, 1/1/2040(c),(e)	490	509
6.00%, 11/1/2022(e)	156	171	3.50%, 10/1/2025(e)	398	408
6.00%, 2/1/2027(e)	423	460	3.50%, 10/1/2040(e)	200	197
6.00%, 6/1/2029(e)	4	4	3.56%, 8/1/2040(c),(e)	482	501
6.00%, 7/1/2029(e)	14	15	3.72%, 2/1/2040(c),(e)	685	718
6.00%, 7/1/2029(e)	29	31	4.00%, 5/1/2024(e)	494	514
6.00%, 2/1/2031(e)	31	34	4.00%, 9/1/2024(e)	231	242
6.00%, 12/1/2031(e)	114	125	4.00%, 12/1/2024(e)	179	186
6.00%, 1/1/2032(e)	653	718	4.00%, 3/1/2025(e)	478	498
6.00%, 6/1/2034(e)	890	980	4.00%, 4/1/2025(e)	184	192
6.00%, 8/1/2034(e)	171	187	4.00%, 5/1/2025(e)	131	137
6.00%, 6/1/2036(e)	851	928	4.00%, 5/1/2025(e)	491	512
6.00%, 2/1/2037(e)	110	119	4.00%, 5/1/2025(e)	568	591
6.00%, 11/1/2037(e)	882	957	4.00%, 5/1/2025(e)	292	305
6.00%, 12/1/2037(e)	184	200	4.00%, 6/1/2025(e)	390	407
6.00%, 1/1/2038(c),(e)	115	125	4.00%, 6/1/2025(e)	280	292
6.00%, 1/1/2038(e)	564	617	4.00%, 8/1/2025(e)	485	506
6.00%, 1/1/2038(e)	200	217	4.00%, 11/1/2025(e)	621	648
6.00%, 5/1/2038(e)	631	690	4.00%, 12/1/2025(e),(f)	600	624
6.00%, 7/1/2038(e)	649	704	4.00%, 4/1/2029(e)	355	367
6.00%, 7/1/2038(e)	298	325	4.00%, 10/1/2030(e)	496	512
6.00%, 8/1/2038(e)	399	435	4.00%, 3/1/2039(e)	642	653
6.00%, 9/1/2038(e)	517	565	4.00%, 5/1/2039(e)	36	37
6.00%, 12/1/2039(e)	158	171	4.00%, 8/1/2039(e)	96	97
6.50%, 3/1/2015(e)	2	2	4.00%, 8/1/2039(e)	693	705
6.50%, 12/1/2015(e)	3	4	4.00%, 10/1/2039(e)	192	195
6.50%, 6/1/2017(e)	112	122	4.00%, 11/1/2039(e)	199	202
6.50%, 4/1/2028(e)	5	6	4.00%, 11/1/2039(e)	494	502
6.50%, 3/1/2029(e)	26	29	4.00%, 12/1/2039(e)	374	380
6.50%, 5/1/2031(e)	35	40	4.00%, 2/1/2040(e)	801	815
6.50%, 6/1/2031(e)	10	11	4.00%, 2/1/2040(e)	25	25
6.50%, 6/1/2031(e)	1	2	4.00%, 5/1/2040(e)	198	201
6.50%, 10/1/2031(e)	7	7	4.00%, 5/1/2040(e)	555	565
6.50%, 2/1/2032(e)	5	6	4.00%, 8/1/2040(e)	300	305
6.50%, 5/1/2032(e)	15	17	4.00%, 10/1/2040(e)	500	508
6.50%, 5/1/2032(e)	10	11	4.00%, 10/1/2040(e)	500	508
6.50%, 4/1/2035(e)	35	39	4.00%, 10/1/2040(e)	199	203
6.50%, 9/1/2036(e)	200	222	4.00%, 10/1/2040(e)	998	1,014
6.50%, 8/1/2037(e)	152	169	4.00%, 10/1/2040(e)	500	508
6.50%, 11/1/2037(e)	428	478	4.50%, 2/1/2018(e)	896	955
6.50%, 12/1/2037(e)	66	74	4.50%, 5/1/2019(e)	1,080	1,150
6.50%, 2/1/2038(e)	76	85	4.50%, 9/1/2020(e)	179	191
6.50%, 9/1/2038(e)	677	755	4.50%, 5/1/2022(e)	511	544
6.50%, 10/1/2038(e)	89	98	4.50%, 4/1/2024(e)	111	117
6.50%, 1/1/2039(e)	389	431	4.50%, 11/1/2024(e)	335	353
7.00%, 10/1/2029(e)	10	11	4.50%, 12/1/2024(e)	403	431
7.00%, 11/1/2030(e)	3	3	4.50%, 12/1/2024(e)	302	319
7.00%, 12/1/2030(e)	3	3	4.50%, 2/1/2025(e)	488	518
7.00%, 1/1/2031(e)	3	3	4.50%, 2/1/2025(e)	286	304
7.00%, 9/1/2031(e)	72	83	4.50%, 4/1/2025(e)	88	93
7.00%, 1/1/2032(e)	6	7	4.50%, 4/1/2025(e)	29	31
7.00%, 9/1/2038(e)	220	249	4.50%, 7/1/2029(e)	112	117
7.50%, 4/1/2015(e)	1	1	4.50%, 2/1/2030(e)	458	480
7.50%, 10/1/2015(e)	1	1	4.50%, 4/1/2030(e)	153	161
7.50%, 12/1/2015(e)	5	5	4.50%, 9/1/2030(e)	384	403
7.50%, 7/1/2029(e)	197	228	4.50%, 8/1/2033(e)	869	911
7.50%, 1/1/2030(e)	5	5	4.50%, 8/1/2033(e)	454	476
7.50%, 2/1/2030(e)	1	2	4.50%, 1/1/2036(e)	64	67
7.50%, 7/1/2030(e)	1	1	4.50%, 3/1/2036(e)	105	109
7.50%, 8/1/2030(e)	1	1	4.50%, 1/1/2039(e)	264	275
7.50%, 10/1/2030(e)	17	19	4.50%, 2/1/2039(e)	681	710

See accompanying notes.

15

Schedule of Investments
Bond Market Index Fund
November 30, 2010 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
4.50%, 4/1/2039(e)	$ 447	$ 466	5.50%, 2/1/2023(e)	$ 293	$ 323
4.50%, 4/1/2039(e)	959	1,006	5.50%, 7/1/2023(e)	227	248
4.50%, 4/1/2039(e)	916	963	5.50%, 12/1/2023(e)	211	229
4.50%, 6/1/2039(e)	498	523	5.50%, 6/1/2028(e)	323	349
4.50%, 6/1/2039(e)	1,141	1,196	5.50%, 9/1/2028(e)	124	134
4.50%, 7/1/2039(e)	997	1,046	5.50%, 12/1/2029(e)	419	453
4.50%, 7/1/2039(e)	488	512	5.50%, 4/1/2034(e)	967	1,044
4.50%, 8/1/2039(e)	495	519	5.50%, 5/1/2034(e)	962	1,041
4.50%, 12/1/2039(e)	950	997	5.50%, 6/1/2034(e)	37	40
4.50%, 12/1/2039(e)	958	1,005	5.50%, 11/1/2034(e)	814	880
4.50%, 1/1/2040(e)	1,104	1,158	5.50%, 1/1/2035(e)	970	1,049
4.50%, 2/1/2040(e)	483	506	5.50%, 1/1/2035(e)	153	166
4.50%, 2/1/2040(e)	738	773	5.50%, 3/1/2035(e)	434	470
4.50%, 3/1/2040(e)	947	987	5.50%, 4/1/2035(e)	46	49
4.50%, 4/1/2040(e)	1,656	1,726	5.50%, 8/1/2035(e)	243	262
4.50%, 5/1/2040(e)	492	513	5.50%, 9/1/2035(e)	104	112
4.50%, 5/1/2040(e)	488	512	5.50%, 10/1/2035(e)	80	86
4.50%, 8/1/2040(e)	1,026	1,069	5.50%, 10/1/2035(e)	65	71
4.50%, 9/1/2040(e)	495	516	5.50%, 1/1/2036(e)	154	166
4.50%, 9/1/2040(e)	497	518	5.50%, 4/1/2036(e)	67	72
4.50%, 9/1/2040(e)	990	1,031	5.50%, 4/1/2036(e)	902	977
4.57%, 4/1/2038(c),(e)	213	224	5.50%, 7/1/2036(e)	544	588
5.00%, 4/1/2014(e)	117	125	5.50%, 8/1/2036(e)	817	881
5.00%, 4/1/2018(e)	12	12	5.50%, 9/1/2036(e)	639	692
5.00%, 11/1/2018(e)	83	89	5.50%, 9/1/2036(e)	1,501	1,625
5.00%, 6/1/2019(e)	537	576	5.50%, 11/1/2036(e)	351	378
5.00%, 7/1/2019(e)	640	687	5.50%, 11/1/2036(e)	547	589
5.00%, 11/1/2021(e)	257	276	5.50%, 1/1/2037(e)	705	760
5.00%, 2/1/2023(e)	385	410	5.50%, 2/1/2037(e)	33	35
5.00%, 7/1/2023(e)	70	74	5.50%, 2/1/2037(e)	823	892
5.00%, 12/1/2023(e)	181	195	5.50%, 5/1/2037(e)	456	494
5.00%, 1/1/2024(e)	949	1,026	5.50%, 7/1/2037(e)	408	439
5.00%, 7/1/2024(e)	243	259	5.50%, 7/1/2037(e)	223	240
5.00%, 3/1/2030(e)	557	593	5.50%, 1/1/2038(e)	278	299
5.00%, 8/1/2030(e)	586	624	5.50%, 2/1/2038(e)	479	517
5.00%, 5/1/2033(e)	324	345	5.50%, 3/1/2038(e)	452	494
5.00%, 5/1/2033(e)	509	542	5.50%, 5/1/2038(e)	461	496
5.00%, 7/1/2033(e)	2,383	2,539	5.50%, 6/1/2038(e)	108	117
5.00%, 8/1/2033(e)	167	178	5.50%, 7/1/2038(e)	638	691
5.00%, 11/1/2033(e)	1,276	1,359	5.50%, 9/1/2038(e)	199	214
5.00%, 2/1/2034(e)	159	170	5.50%, 12/1/2038(e)	441	478
5.00%, 3/1/2034(e)	215	229	5.50%, 12/1/2038(e)	254	273
5.00%, 5/1/2034(e)	1,474	1,569	5.50%, 1/1/2039(e)	470	505
5.00%, 7/1/2035(e)	730	777	5.50%, 4/1/2039(e)	249	268
5.00%, 7/1/2035(e)	138	147	5.50%, 10/1/2039(e)	288	311
5.00%, 9/1/2035(e)	548	583	5.50%, 12/1/2039(e)	453	490
5.00%, 10/1/2035(e)	822	874	5.50%, 12/1/2039(e)	934	1,012
5.00%, 3/1/2036(e)	992	1,056	5.50%, 6/1/2040(e)	315	340
5.00%, 7/1/2037(e)	469	500	5.50%, 7/1/2040(e)	374	402
5.00%, 6/1/2038(e)	188	200	5.63%, 4/1/2037(c),(e)	183	195
5.00%, 1/1/2039(e)	831	887	5.86%, 10/1/2047(c),(e)	286	305
5.00%, 2/1/2039(e)	1,065	1,143	6.00%, 8/1/2012(e)	198	202
5.00%, 4/1/2039(e)	923	986	6.00%, 1/1/2014(e)	125	129
5.00%, 4/1/2039(e)	930	993	6.00%, 1/1/2016(e)	140	153
5.00%, 7/1/2039(e)	770	823	6.00%, 10/1/2016(e)	13	14
5.00%, 10/1/2039(e)	734	785	6.00%, 6/1/2017(e)	59	64
5.00%, 12/1/2039(e)	469	504	6.00%, 11/1/2017(e)	233	255
5.00%, 1/1/2040(e)	931	999	6.00%, 1/1/2033(e)	128	141
5.00%, 2/1/2040(e)	918	988	6.00%, 10/1/2033(e)	120	132
5.00%, 6/1/2040(e)	373	396	6.00%, 12/1/2033(e)	305	336
5.00%, 6/1/2040(e)	975	1,042	6.00%, 10/1/2034(e)	536	591
5.00%, 12/1/2040(e),(f)	4,200	4,453	6.00%, 12/1/2034(e)	287	315
5.43%, 6/1/2037(c),(e)	587	622	6.00%, 1/1/2035(e)	748	821
5.46%, 1/1/2036(c),(e)	302	323	6.00%, 7/1/2035(e)	897	989
5.50%, 5/1/2019(e)	145	157	6.00%, 7/1/2035(e)	2,330	2,557
5.50%, 1/1/2021(e)	118	129	6.00%, 10/1/2035(e)	725	797
5.50%, 5/1/2021(e)	196	213	6.00%, 5/1/2036(e)	149	164
5.50%, 10/1/2021(e)	133	145	6.00%, 5/1/2036(e)	99	109
5.50%, 11/1/2022(e)	256	279	6.00%, 6/1/2036(e)	534	583

See accompanying notes.

16

Schedule of Investments
Bond Market Index Fund
November 30, 2010 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
6.00%, 2/1/2037(e)	$ 304	$ 332	5.00%, 6/15/2039	$ 486	$ 528
6.00%, 3/1/2037(e)	447	487	5.00%, 6/20/2039	832	894
6.00%, 6/1/2037(e)	430	468	5.00%, 7/15/2039	399	433
6.00%, 7/1/2037(e)	218	237	5.00%, 7/15/2039	476	518
6.00%, 10/1/2037(e)	107	117	5.00%, 8/15/2039	466	505
6.00%, 11/1/2037(e)	24	26	5.00%, 9/15/2039	356	382
6.00%, 1/1/2038(e)	457	498	5.00%, 9/15/2039	474	515
6.00%, 1/1/2038(e)	483	526	5.00%, 9/15/2039	484	523
6.00%, 2/1/2038(e)	173	190	5.00%, 11/15/2039	485	528
6.00%, 3/1/2038(e)	195	214	5.00%, 2/15/2040	483	526
6.00%, 5/1/2038(e)	38	42	5.00%, 2/15/2040	495	538
6.00%, 5/1/2038(e)	423	461	5.00%, 4/15/2040	394	425
6.00%, 5/1/2038(e)	40	44	5.00%, 5/15/2040	491	527
6.00%, 5/1/2038(e)	63	69	5.00%, 5/15/2040	493	533
6.00%, 8/1/2038(e)	633	693	5.00%, 6/15/2040	400	429
6.00%, 9/1/2038(e)	1,077	1,173	5.00%, 6/15/2040	498	537
6.00%, 12/1/2040(e),(f)	200	218	5.00%, 6/20/2040	971	1,043
6.50%, 12/1/2016(e)	301	330	5.00%, 7/15/2040	492	528
6.50%, 7/1/2020(e)	144	155	5.00%, 7/20/2040	982	1,055
6.50%, 12/1/2031(e)	7	8	5.50%, 6/15/2014	10	11
6.50%, 3/1/2032(e)	37	42	5.50%, 1/15/2024	192	208
6.50%, 7/1/2032(e)	130	146	5.50%, 4/15/2034	196	214
6.50%, 11/1/2033(e)	146	165	5.50%, 7/15/2034	157	171
6.50%, 8/1/2034(e)	399	451	5.50%, 11/15/2034	975	1,066
6.50%, 9/1/2034(e)	410	461	5.50%, 2/15/2035	442	483
6.50%, 10/1/2034(e)	94	106	5.50%, 3/15/2036	405	441
6.50%, 7/1/2037(e)	193	218	5.50%, 4/15/2036	408	445
6.50%, 7/1/2037(e)	135	153	5.50%, 12/15/2036	258	281
6.50%, 2/1/2038(e)	125	140	5.50%, 4/15/2037	539	587
6.50%, 3/1/2038(e)	83	92	5.50%, 6/15/2038	425	467
6.50%, 3/1/2038(e)	1,374	1,526	5.50%, 1/15/2039	1,268	1,393
6.50%, 5/1/2038(e)	287	318	5.50%, 1/15/2039	492	541
6.50%, 9/1/2038(e)	284	315	5.50%, 5/15/2039	167	182
6.50%, 12/1/2040(e),(f)	500	555	5.50%, 12/15/2039	753	820
7.00%, 12/1/2037(e)	545	619	6.00%, 7/20/2028	2	3
7.00%, 12/1/2037(e)	468	531	6.00%, 7/15/2032	19	21
7.50%, 5/1/2031(e)	124	143	6.00%, 12/15/2032	19	21
		$ 120,116	6.00%, 10/15/2034	520	579
Government National Mortgage Association (GNMA) - 6.17%			6.00%, 4/15/2037	880	974
4.00%, 8/15/2024	392	411	6.00%, 11/20/2037	549	605
4.00%, 12/15/2024	392	411	6.00%, 8/15/2038	444	495
4.00%, 6/15/2039	182	187	6.00%, 9/15/2039	942	1,045
4.00%, 7/20/2040	592	608	6.00%, 9/15/2039	856	958
4.00%, 8/15/2040	398	409	6.50%, 5/15/2023	5	6
4.50%, 6/15/2034	19	20	6.50%, 10/20/2028	11	13
4.50%, 5/15/2039	649	690	6.50%, 5/20/2029	8	10
4.50%, 6/15/2039	1,454	1,538	6.50%, 2/20/2032	6	6
4.50%, 7/15/2039	462	486	6.50%, 5/20/2032	71	81
4.50%, 11/15/2039	2,453	2,596	6.50%, 5/15/2037	517	583
4.50%, 11/15/2039	442	465	6.50%, 8/20/2038	422	474
4.50%, 12/15/2039	860	910	6.50%, 10/1/2040(f),(g)	500	560
4.50%, 1/15/2040	979	1,035	7.00%, 1/15/2028	8	9
4.50%, 2/15/2040	419	441	7.00%, 3/15/2029	17	20
4.50%, 2/15/2040	192	202	7.00%, 7/15/2031	11	13
4.50%, 2/15/2040	399	420	8.00%, 8/20/2029	3	3
4.50%, 2/15/2040	210	221			$ 46,232
4.50%, 2/15/2040	573	603	U.S. Treasury - 32.65%
4.50%, 3/15/2040	990	1,042	0.38%, 8/31/2012	1,500	1,499
4.50%, 5/15/2040	444	468	0.38%, 9/30/2012	1,500	1,498
4.50%, 6/15/2040	594	625	0.38%, 10/31/2012	1,000	998
4.50%, 8/15/2040	861	906	0.63%, 6/30/2012	1,250	1,254
4.50%, 8/15/2040	584	618	0.63%, 7/31/2012	3,600	3,612
4.50%, 9/15/2040	866	911	0.75%, 11/30/2011	3,200	3,214
4.50%, 12/1/2040(f)	1,600	1,681	0.75%, 5/31/2012	2,620	2,634
5.00%, 8/15/2033	925	998	0.75%, 8/15/2013	1,700	1,706
5.00%, 2/15/2034	1,107	1,194	0.88%, 1/31/2012	1,750	1,761
5.00%, 10/15/2038	557	598	0.88%, 2/29/2012	3,700	3,725
5.00%, 5/15/2039	269	288	1.00%, 12/31/2011	2,205	2,221
5.00%, 6/15/2039	455	494	1.00%, 3/31/2012	1,700	1,715

See accompanying notes.

17

Schedule of Investments
Bond Market Index Fund
November 30, 2010 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
U.S. Treasury (continued)			U.S. Treasury (continued)
1.00%, 4/30/2012	$ 2,500	$ 2,522	3.13%, 4/30/2017	$ 1,950	$ 2,087
1.00%, 7/15/2013	1,250	1,263	3.13%, 5/15/2019	2,270	2,380
1.13%, 12/15/2011	1,000	1,008	3.25%, 5/31/2016	1,000	1,086
1.13%, 1/15/2012	2,500	2,522	3.25%, 6/30/2016	1,000	1,085
1.13%, 12/15/2012	1,153	1,168	3.25%, 7/31/2016	1,000	1,085
1.13%, 6/15/2013	2,000	2,027	3.25%, 12/31/2016	1,304	1,409
1.25%, 8/31/2015	1,500	1,491	3.25%, 3/31/2017	2,100	2,265
1.25%, 9/30/2015	2,200	2,184	3.38%, 11/30/2012	950	1,006
1.25%, 10/31/2015	1,500	1,487	3.38%, 6/30/2013	550	589
1.38%, 2/15/2012	1,000	1,012	3.38%, 7/31/2013	500	537
1.38%, 3/15/2012	1,000	1,014	3.38%, 11/15/2019	3,000	3,187
1.38%, 4/15/2012	1,000	1,014	3.50%, 5/31/2013	900	966
1.38%, 5/15/2012	1,900	1,928	3.50%, 2/15/2018	950	1,034
1.38%, 9/15/2012	1,560	1,586	3.50%, 5/15/2020	2,900	3,096
1.38%, 10/15/2012	1,301	1,323	3.50%, 2/15/2039	1,020	917
1.38%, 11/15/2012	1,184	1,205	3.63%, 12/31/2012	300	320
1.38%, 1/15/2013	1,500	1,528	3.63%, 5/15/2013	1,400	1,507
1.38%, 2/15/2013	2,000	2,037	3.63%, 8/15/2019	1,900	2,062
1.38%, 3/15/2013	2,000	2,038	3.63%, 2/15/2020	3,050	3,296
1.38%, 5/15/2013	2,750	2,804	3.75%, 11/15/2018	1,300	1,434
1.50%, 7/15/2012	750	764	3.88%, 10/31/2012	1,500	1,599
1.50%, 12/31/2013	2,550	2,609	3.88%, 2/15/2013	1,500	1,612
1.75%, 11/15/2011	700	710	3.88%, 5/15/2018	700	780
1.75%, 8/15/2012	2,000	2,045	3.88%, 8/15/2040	1,350	1,297
1.75%, 4/15/2013	2,000	2,056	4.00%, 11/15/2012	500	535
1.75%, 1/31/2014	900	927	4.00%, 2/15/2014	1,000	1,102
1.75%, 3/31/2014	800	824	4.00%, 2/15/2015	1,850	2,065
1.75%, 7/31/2015	1,500	1,527	4.00%, 8/15/2018	2,740	3,077
1.88%, 6/15/2012	1,000	1,023	4.13%, 5/15/2015	1,750	1,968
1.88%, 2/28/2014	2,000	2,068	4.25%, 9/30/2012	300	321
1.88%, 4/30/2014	1,800	1,861	4.25%, 8/15/2013	1,000	1,097
1.88%, 6/30/2015	2,000	2,050	4.25%, 11/15/2013	1,900	2,098
1.88%, 8/31/2017	3,000	2,962	4.25%, 8/15/2014	1,500	1,678
1.88%, 9/30/2017	500	493	4.25%, 11/15/2014	1,100	1,236
1.88%, 10/31/2017	1,500	1,476	4.25%, 8/15/2015	2,200	2,493
2.00%, 11/30/2013	1,000	1,038	4.25%, 11/15/2017	700	798
2.13%, 11/30/2014	3,000	3,122	4.25%, 5/15/2039	1,160	1,191
2.13%, 5/31/2015	1,950	2,021	4.38%, 8/15/2012	2,000	2,135
2.25%, 5/31/2014	1,500	1,570	4.38%, 2/15/2038	500	527
2.25%, 1/31/2015	2,165	2,261	4.38%, 11/15/2039	2,450	2,567
2.38%, 8/31/2014	1,500	1,575	4.38%, 5/15/2040	2,075	2,174
2.38%, 9/30/2014	1,700	1,786	4.50%, 3/31/2012	1,100	1,161
2.38%, 10/31/2014	2,700	2,836	4.50%, 4/30/2012	1,100	1,164
2.38%, 2/28/2015	1,600	1,678	4.50%, 11/15/2015	1,100	1,262
2.38%, 3/31/2016	1,500	1,560	4.50%, 2/15/2016	1,000	1,149
2.38%, 7/31/2017	900	919	4.50%, 5/15/2017	500	577
2.50%, 3/31/2013	2,000	2,092	4.50%, 2/15/2036	910	983
2.50%, 3/31/2015	1,800	1,898	4.50%, 5/15/2038	550	591
2.50%, 4/30/2015	2,000	2,108	4.50%, 8/15/2039	1,865	1,995
2.50%, 6/30/2017	900	926	4.63%, 12/31/2011	1,000	1,046
2.63%, 6/30/2014	1,180	1,250	4.63%, 11/15/2016	1,000	1,162
2.63%, 7/31/2014	3,000	3,179	4.63%, 2/15/2017	300	349
2.63%, 12/31/2014	3,060	3,243	4.63%, 2/15/2040	1,450	1,584
2.63%, 4/30/2016	500	526	4.75%, 5/15/2014	800	906
2.63%, 8/15/2020	3,085	3,050	4.75%, 8/15/2017	1,150	1,347
2.75%, 2/28/2013	1,000	1,050	4.75%, 2/15/2037	750	841
2.75%, 10/31/2013	525	556	4.88%, 2/15/2012	750	791
2.75%, 11/30/2016	939	989	4.88%, 8/15/2016	900	1,057
2.75%, 5/31/2017	1,000	1,046	5.00%, 5/15/2037	600	698
2.75%, 2/15/2019	2,000	2,048	5.13%, 5/15/2016	900	1,066
2.88%, 1/31/2013	300	316	5.25%, 11/15/2028	1,050	1,261
3.00%, 8/31/2016	1,000	1,070	5.25%, 2/15/2029	650	781
3.00%, 9/30/2016	841	899	5.38%, 2/15/2031	1,150	1,404
3.00%, 2/28/2017	1,500	1,597	5.50%, 8/15/2028	585	722
3.13%, 4/30/2013	750	797	6.00%, 2/15/2026	405	524
3.13%, 8/31/2013	1,100	1,175	6.13%, 11/15/2027	1,350	1,775
3.13%, 9/30/2013	1,100	1,176	6.13%, 8/15/2029	485	642
3.13%, 10/31/2016	4,305	4,629	6.25%, 8/15/2023	700	920
3.13%, 1/31/2017	2,600	2,789	6.25%, 5/15/2030	1,375	1,849

See accompanying notes.

18

Schedule of Investments Bond Market Index Fund November 30, 2010 (unaudited)

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax
	Principal		cost of investments held as of the period end were as follows:
U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	Unrealized Appreciation	$ 15,125
U.S. Treasury (continued)			Unrealized Depreciation	(2,029)
6.38%, 8/15/2027	$ 700	$ 943	Net Unrealized Appreciation (Depreciation)	$ 13,096
6.50%, 11/15/2026	500	680	Cost for federal income tax purposes	$ 742,396
6.88%, 8/15/2025	1,025	1,432	All dollar amounts are shown in thousands (000's)
7.13%, 2/15/2023	500	701
7.25%, 5/15/2016	800	1,037	Portfolio Summary (unaudited)
7.50%, 11/15/2016	600	794	Sector	Percent
7.63%, 2/15/2025	400	593
7.88%, 2/15/2021	500	727	Government	41.52%
8.00%, 11/15/2021	1,050	1,548	Mortgage Securities	34.67%
8.13%, 8/15/2019	400	578	Financial	11.82%
8.13%, 5/15/2021	500	740	Communications	2.53%
9.88%, 11/15/2015	250	352	Consumer, Non-cyclical	2.43%
10.63%, 8/15/2015	200	285	Energy	1.87%
		$ 244,883	Utilities	1.63%
			Industrial	1.07%
TOTAL U.S. GOVERNMENT &			Basic Materials	0.81%
GOVERNMENT AGENCY OBLIGATIONS		$ 483,012	Consumer, Cyclical	0.76%
	Maturity		Technology	0.66%
	Amount		General Obligation	0.41%
REPURCHASE AGREEMENTS - 3.29%	(000's)	Value (000's)	Revenue	0.25%
Banks - 3.29%			Asset Backed Securities	0.24%
Investment in Joint Trading Account; Credit Suisse	$ 7,143	$ 7,142	Insured	0.07%
Repurchase Agreement; 0.23% dated			Liabilities in Excess of Other Assets, Net	(0.74)%
11/30/10 maturing 12/01/10 (collateralized by			TOTAL NET ASSETS	100.00%
US Treasury Notes; $7,285,369; 2.63% -
5.13%; dated 06/30/14 - 05/15/16)
Investment in Joint Trading Account; Deutsche	7,219	7,219
Bank Repurchase Agreement; 0.24% dated
11/30/10 maturing 12/01/10 (collateralized by
Sovereign Agency Issues; $7,363,706; 0.00%
- 5.13%; dated 02/22/11 - 12/27/12)
Investment in Joint Trading Account; Merrill	7,842	7,842
Lynch Repurchase Agreement; 0.24% dated
11/30/10 maturing 12/01/10 (collateralized by
Sovereign Agency Issues; $7,998,427; 0.00%
- 1.63%; dated 02/25/11 - 02/17/12)
Investment in Joint Trading Account; Morgan	2,458	2,458
Stanley Repurchase Agreement; 0.22% dated
11/30/10 maturing 12/01/10 (collateralized by
Sovereign Agency Issues; $2,506,794; 1.25%
- 1.75%; dated 06/15/12 - 09/30/13)
		$ 24,661
TOTAL REPURCHASE AGREEMENTS		$ 24,661
Total Investments		$ 755,492
Liabilities in Excess of Other Assets, Net - (0.74)%		$ (5,526)
TOTAL NET ASSETS - 100.00%		$ 749,966

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $2,822 or 0.38% of net assets.
(b) Security purchased on a when-issued basis.
(c)	Variable Rate. Rate shown is in effect at November 30, 2010.
(d) Non-Income Producing Security
(e)	This entity was put into conservatorship by the US Government in 2008.
See Notes to Financial Statements for additional information.
(f)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
Notes to Financial Statements for additional information.
(g)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $560 or 0.07% of net assets.

See accompanying notes.

19

Schedule of Investments
Diversified Real Asset Fund
November 30, 2010 (unaudited)

COMMON STOCKS - 44.34%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Chemicals - 0.07%			Oil & Gas (continued)
Potash Corp of Saskatchewan Inc	2,305	$ 331	Brigham Exploration Co (a)	14,288	$ 359
			Cabot Oil & Gas Corp	21,277	744
Coal - 0.26%			Cairn Energy PLC (a)	94,541	568
Alpha Natural Resources Inc (a)	24,788	1,228	Canadian Natural Resources Ltd	25,732	990
			Carrizo Oil & Gas Inc (a)	14,296	415
Commercial Services - 0.21%			Cimarex Energy Co	9,093	732
Corrections Corp of America (a)	40,500	978	Cobalt International Energy Inc (a)	26,225	298
			Concho Resources Inc/Midland TX (a)	18,764	1,553
Electrical Components & Equipment - 0.04%			Denbury Resources Inc (a)	32,512	591
Yingli Green Energy Holding Co Ltd ADR(a)	18,557	183	EOG Resources Inc	9,154	814
			EQT Corp	15,090	611
Energy - Alternate Sources - 0.07%			Far East Energy Corp (a)	375,355	255
Linc Energy Ltd	135,112	337	Forest Oil Corp (a)	3,215	110
			Helmerich & Payne Inc	12,370	561
Iron & Steel - 0.38%			HRT Participacoes em Petroleo SA (a)	485	383
Cliffs Natural Resources Inc	18,302	1,251	MEG Energy Corp (a),(b),(c)	6,400	234
MMX Mineracao e Metalicos SA (a)	75,230	535	MEG Energy Corp (a)	8,130	297
		$ 1,786	Murphy Oil Corp	11,209	757
Lodging - 0.45%			Newfield Exploration Co (a)	16,082	1,075
Marriott International Inc/DE	16,000	627	Niko Resources Ltd	5,950	534
Starwood Hotels & Resorts Worldwide Inc	26,700	1,518	Noble Corp	10,499	356
		$ 2,145	Noble Energy Inc	16,504	1,341
Metal Fabrication & Hardware - 0.15%			Occidental Petroleum Corp	14,237	1,255
Tenaris SA ADR	16,328	695	OGX Petroleo e Gas Participacoes SA (a)	113,475	1,317
			Oil Search Ltd	87,979	576
Mining - 5.23%			OPTI Canada Inc (a)	26,957	19
African Rainbow Minerals Ltd	26,472	697	Pacific Rubiales Energy Corp	56,407	1,758
Agnico-Eagle Mines Ltd	9,402	759	Patterson-UTI Energy Inc	12,026	237
Alcoa Inc	19,544	256	Petrohawk Energy Corp (a)	29,688	529
Anatolia Minerals Development Ltd (a)	45,758	319	Petroleo Brasileiro SA ADR	17,491	567
BHP Billiton Ltd ADR	8,820	727	Range Resources Corp	17,931	753
Cameco Corp	22,018	797	Reliance Industries Ltd (b)	11,874	514
Century Aluminum Co (a)	20,783	288	Rosetta Resources Inc (a)	17,776	637
Cia de Minas Buenaventura SA ADR	21,752	1,102	Southwestern Energy Co (a)	35,131	1,272
Detour Gold Corp (a)	12,700	390	Suncor Energy Inc	16,082	541
Eldorado Gold Corp	65,629	1,145	Talisman Energy Inc	40,574	778
European Goldfields Ltd (a)	51,895	711	Ultra Petroleum Corp (a)	18,803	884
First Quantum Minerals Ltd	13,884	1,234	Whiting Petroleum Corp (a)	8,424	927
First Uranium Corp (a)	35,793	49	Woodside Petroleum Ltd	13,777	554
Freeport-McMoRan Copper & Gold Inc	17,317	1,755			$ 31,034
Fronteer Gold Inc (a)	37,605	366	Oil & Gas Services - 2.28%
Gabriel Resources Ltd (a)	51,068	405	Cameron International Corp (a)	32,782	1,577
Goldcorp Inc	16,394	747	Complete Production Services Inc (a)	15,227	433
Hecla Mining Co (a)	74,716	717	Dresser-Rand Group Inc (a)	14,102	535
Highland Gold Mining Ltd (a)	10,775	31	Dril-Quip Inc (a)	22,712	1,759
Impala Platinum Holdings Ltd ADR	24,246	692	FMC Technologies Inc (a)	10,639	896
Kinross Gold Corp	52,626	917	Halliburton Co	41,145	1,557
Nevsun Resources Ltd (a)	85,602	485	Integra Group Holdings (a)	57,794	191
Newcrest Mining Ltd	18,340	697	Key Energy Services Inc (a)	21,128	217
Newmont Mining Corp	11,360	668	Lufkin Industries Inc	4,705	238
Northern Dynasty Minerals Ltd (a)	26,719	242	National Oilwell Varco Inc	24,175	1,482
Pan American Silver Corp	27,461	1,028	PAA Natural Gas Storage LP	9,093	215
Quadra FNX Mining Ltd (a)	17,649	239	Schlumberger Ltd	22,520	1,742
Randgold Resources Ltd ADR	11,706	1,101			$ 10,842
Rio Tinto PLC ADR	11,874	762	Pipelines - 9.86%
Seabridge Gold Inc (a)	11,133	322	Buckeye Partners LP	37,300	2,539
SEMAFO Inc (a)	97,744	1,181	Chesapeake Midstream Partners LP	8,295	236
Silver Wheaton Corp (a)	24,148	891	Copano Energy LLC	47,700	1,428
Southern Copper Corp	10,886	456	DCP Midstream Partners LP	28,115	981
Sterlite Industries India Ltd ADR	49,482	701	Duncan Energy Partners LP	14,800	464
Tahoe Resources Inc (a)	12,735	201	Enbridge Energy Partners LP	24,384	1,484
Vale SA ADR	33,895	1,074	Energy Transfer Equity LP	49,700	1,966
Western Areas NL	28,522	159	Energy Transfer Partners LP	58,100	2,944
Xstrata PLC	29,028	583	Enterprise Products Partners LP	103,900	4,372
		$ 24,894	Holly Energy Partners LP (d)	26,200	1,340
Oil & Gas - 6.52%			Kinder Morgan Energy Partners LP	31,600	2,226
Advantage Oil & Gas Ltd (a)	28,204	184	Kinder Morgan Management LLC (a)	15,000	960
Anadarko Petroleum Corp	19,646	1,261	Magellan Midstream Partners LP	69,450	3,889
Apache Corp	12,668	1,364	MarkWest Energy Partners LP	23,600	999
Bankers Petroleum Ltd (a)	65,516	423	Niska Gas Storage Partners LLC	17,100	342
BG Group PLC	61,201	1,106	NuStar Energy LP	32,900	2,219

See accompanying notes.

20

Schedule of Investments
Diversified Real Asset Fund
November 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		CONVERTIBLE PREFERRED STOCKS -
Pipelines (continued)			0.11%	Shares Held Value (000's)
ONEOK Partners LP	37,273	$ 2,952	REITS - 0.11%
Plains All American Pipeline LP	47,700	2,934	Digital Realty Trust Inc	16,600	$ 542
Regency Energy Partners LP	78,000	2,005
Sunoco Logistics Partners LP	30,620	2,469	TOTAL CONVERTIBLE PREFERRED STOCKS		$ 542
Targa Resources Partners LP	47,300	1,433		Principal
TC Pipelines LP (d)	44,070	2,049		Amount
Western Gas Partners LP	16,300	485	BONDS - 7.68%	(000's)	Value (000's)
Williams Partners LP	89,300	4,202	Finance - Mortgage Loan/Banker - 6.54%
		$ 46,918	Fannie Mae
Real Estate - 0.24%			0.27%, 11/23/2012(e)	$ 2,000	$ 2,000
CB Richard Ellis Group Inc (a)	24,600	472	0.28%, 8/23/2012(e)	4,000	4,000
Jones Lang LaSalle Inc	8,500	679	Federal Farm Credit Bank
		$ 1,151	0.21%, 12/8/2011(e)	2,000	1,999
REITS - 17.99%			Federal Home Loan Banks
Alexandria Real Estate Equities Inc	4,800	320	0.30%, 10/21/2011	3,000	2,997
AMB Property Corp	26,400	770	0.34%, 5/3/2011	2,000	2,001
American Campus Communities Inc	46,703	1,468	0.40%, 11/18/2011	2,000	1,997
Annaly Capital Management Inc	32,637	594	0.40%, 12/9/2011	2,000	1,996
Apartment Investment & Management Co	83,700	2,019	1.38%, 5/16/2011	2,750	2,765
AvalonBay Communities Inc	26,800	2,957	Freddie Mac
Boston Properties Inc	65,500	5,489	0.17%, 2/2/2012(e)	3,525	3,522
Colonial Properties Trust	57,300	1,031	0.23%, 9/19/2011(e)	2,000	2,000
Digital Realty Trust Inc	55,218	2,900	0.25%, 10/21/2011(e)	1,000	1,000
Douglas Emmett Inc	70,100	1,171	0.50%, 4/20/2012	2,000	1,996
DuPont Fabros Technology Inc	55,736	1,259	2.75%, 4/11/2011	2,809	2,835
Education Realty Trust Inc	61,100	448			$ 31,108
Entertainment Properties Trust	36,600	1,695	Sovereign - 1.14%
Equity Lifestyle Properties Inc	35,755	1,926	Federal Farm Credit Bank
Equity One Inc	19,792	343	0.24%, 12/7/2011	1,400	1,399
Equity Residential	101,080	5,052	0.26%, 2/13/2012(e)	2,000	2,000
Essex Property Trust Inc	20,467	2,269	0.46%, 7/2/2012	2,000	2,002
Federal Realty Investment Trust	42,600	3,297			$ 5,401
General Growth Properties Inc	145,780	2,360	TOTAL BONDS		$ 36,509
Glimcher Realty Trust	12,670	104		Principal
HCP Inc	58,325	1,921	COMMODITY INDEXED STRUCTURED	Amount
Health Care REIT Inc	60,300	2,791	NOTES - 9.51%	(000's)	Value (000's)
Hersha Hospitality Trust	116,224	712	Banks - 5.82%
Highwoods Properties Inc	29,200	891	Bank of America Corp; Dow Jones - UBS
Home Properties Inc	16,400	879	Commodity Index Linked Notes
Host Hotels & Resorts Inc	231,832	3,821	0.16%, 6/7/2011(c),(e)	1,000	1,267
Kimco Realty Corp	63,900	1,065	BNP Paribas; Dow Jones - UBS Commodity Index
LaSalle Hotel Properties	63,839	1,519	Linked Notes
Macerich Co/The	12,400	575	0.00%, 2/27/2012(c),(e)	5,000	5,000
Mid-America Apartment Communities Inc	13,800	847	Morgan Stanley; Dow Jones - UBS Commodity
ProLogis	293,928	3,824	Index Linked Notes
PS Business Parks Inc	9,900	513	0.15%, 11/3/2011(c),(e)	10,000	11,585
Public Storage Inc	33,700	3,255	Societe Generale; Dow Jones - UBS Commodity
Ramco-Gershenson Properties Trust	42,098	484	Index Linked Notes
Simon Property Group Inc	117,400	11,564	0.25%, 11/3/2011(c),(e)	8,500	9,849
SL Green Realty Corp	48,800	3,191			$ 27,701
Tanger Factory Outlet Centers	36,300	1,742	Sovereign - 3.69%
Taubman Centers Inc	10,700	519	Svensk Exportkredit AB; Dow Jones - UBS
Ventas Inc	62,300	3,194	Commodity Index Linked Notes
Vornado Realty Trust	58,930	4,807	0.27%, 4/26/2011(c),(e)	6,000	7,919
		$ 85,586	0.27%, 4/26/2011(c),(e)	7,300	9,634
Retail - 0.42%					$ 17,553
Inergy LP	51,400	2,006	TOTAL COMMODITY INDEXED
			STRUCTURED NOTES		$ 45,254
Shipbuilding - 0.08%				Principal
OSX Brasil SA (a)	1,000	356
			U.S. GOVERNMENT & GOVERNMENT	Amount
			AGENCY OBLIGATIONS - 32.00%	(000's)	Value (000's)
Transportation - 0.09%
LLX Logistica SA (a)	86,771	430	Federal Home Loan Mortgage Corporation (FHLMC) - 1.68%
			0.21%, 1/5/2011(f),(g)	$ 2,000	$ 2,000
			0.24%, 4/26/2011(f),(g)	5,000	4,996
TOTAL COMMON STOCKS		$ 210,900	0.40%, 5/4/2011(f),(g)	1,000	999
					$ 7,995
			Federal National Mortgage Association (FNMA) - 3.04%
			0.18%, 2/15/2011(f),(g)	2,000	1,999
			0.22%, 4/1/2011(f),(g)	5,550	5,546
			0.23%, 4/26/2011(f),(g)	2,900	2,898

See accompanying notes.

21

Schedule of Investments
Diversified Real Asset Fund
November 30, 2010 (unaudited)

	Principal			Maturity
U.S. GOVERNMENT & GOVERNMENT	Amount			Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Banks (continued)
0.24%, 5/2/2011(f),(g)	$ 2,000	$ 1,998	Investment in Joint Trading Account; Morgan	$ 769	$ 769
0.30%, 1/18/2011(f),(g)	2,000	2,000	Stanley Repurchase Agreement; 0.22% dated
		$ 14,441	11/30/10 maturing 12/01/10 (collateralized by
U.S. Treasury - 0.94%			Sovereign Agency Issues; $784,396; 1.25% -
0.88%, 2/28/2011	1,000	1,002	1.75%; dated 06/15/12 - 09/30/13)
2.63%, 11/15/2020	750	739			$ 7,717
3.88%, 8/15/2040	125	120	TOTAL REPURCHASE AGREEMENTS		$ 7,717
4.38%, 5/15/2040	150	157	Total Investments		$ 453,155
5.25%, 2/15/2029	2,060	2,473	Other Assets in Excess of Liabilities, Net - 4.74%		$ 22,542
		$ 4,491	TOTAL NET ASSETS - 100.00%		$ 475,697
U.S. Treasury Inflation-Indexed Obligations - 26.34%
0.50%, 4/15/2015	14,252	14,673
0.63%, 4/15/2013	754	775	(a) Non-Income Producing Security
1.25%, 7/15/2020	5,843	6,146	(b)	Security exempt from registration under Rule 144A of the Securities Act of
1.38%, 7/15/2018	3,976	4,279	1933. These securities may be resold in transactions exempt from
1.38%, 1/15/2020	4,407	4,699	registration, normally to qualified institutional buyers. Unless otherwise
1.63%, 1/15/2015	898	964	indicated, these securities are not considered illiquid. At the end of the
1.63%, 1/15/2018	1,627	1,776	period, the value of these securities totaled $748 or 0.16% of net assets.
1.75%, 1/15/2028	4,145	4,399	(c)	Market value is determined in accordance with procedures established in
1.88%, 7/15/2013	8,914	9,472	good faith by the Board of Directors. At the end of the period, the value of
1.88%, 7/15/2015	2,341	2,559	these securities totaled $45,488 or 9.56% of net assets.
1.88%, 7/15/2019	2,056	2,289	(d) Security is Illiquid
2.00%, 4/15/2012	2,690	2,773	(e)	Variable Rate. Rate shown is in effect at November 30, 2010.
2.00%, 1/15/2014	3,086	3,315	(f)	This entity was put into conservatorship by the US Government in 2008.
2.00%, 7/15/2014	5,093	5,521	See Notes to Financial Statements for additional information.
2.00%, 1/15/2016	4,331	4,782	(g)	Rate shown is the discount rate of the original purchase.
2.00%, 1/15/2026	1,843	2,030
2.13%, 1/15/2019	783	886
2.13%, 2/15/2040	10,409	11,559	Unrealized Appreciation (Depreciation)
2.38%, 1/15/2017	3,396	3,853	The net federal income tax unrealized appreciation (depreciation) and federal tax
2.38%, 1/15/2025	4,808	5,532	cost of investments held as of the period end were as follows:
2.38%, 1/15/2027	3,098	3,578
2.50%, 7/15/2016	3,872	4,418	Unrealized Appreciation		$ 27,992
2.50%, 1/15/2029	4,680	5,527	Unrealized Depreciation		(3,302)
2.63%, 7/15/2017	2,587	3,003	Net Unrealized Appreciation (Depreciation)		$ 24,690
3.00%, 7/15/2012	4,087	4,322	Cost for federal income tax purposes		$ 428,465
3.38%, 1/15/2012	3,795	3,953	All dollar amounts are shown in thousands (000's)
3.38%, 4/15/2032	391	528
3.63%, 4/15/2028	1,283	1,718	Portfolio Summary (unaudited)
3.88%, 4/15/2029	4,292	5,977	Sector		Percent
		$ 125,306	Government		38.65%
TOTAL U.S. GOVERNMENT &			Financial		25.78%
GOVERNMENT AGENCY OBLIGATIONS		$ 152,233	Energy		18.99%
	Maturity		Basic Materials		5.68%
	Amount		Mortgage Securities		4.72%
REPURCHASE AGREEMENTS - 1.62%	(000's)	Value (000's)	Consumer, Cyclical		0.87%
Banks - 1.62%			Industrial		0.36%
Investment in Joint Trading Account; Credit Suisse	$ 2,235	$ 2,236	Consumer, Non-cyclical		0.21%
Repurchase Agreement; 0.23% dated			Other Assets in Excess of Liabilities, Net		4.74%
11/30/10 maturing 12/01/10 (collateralized by			TOTAL NET ASSETS		100.00%
US Treasury Notes; $2,279,653; 2.63% -
5.13%; dated 06/30/14 - 05/15/16)
Investment in Joint Trading Account; Deutsche	2,259	2,259
Bank Repurchase Agreement; 0.24% dated
11/30/10 maturing 12/01/10 (collateralized by
Sovereign Agency Issues; $2,304,166; 0.00%
- 5.13%; dated 02/22/11 - 12/27/12)
Investment in Joint Trading Account; Merrill	2,454	2,453
Lynch Repurchase Agreement; 0.24% dated
11/30/10 maturing 12/01/10 (collateralized by
Sovereign Agency Issues; $2,502,775; 0.00%
- 1.63%; dated 02/25/11 - 02/17/12)

See accompanying notes.

22

Schedule of Investments
Diversified Real Asset Fund
November 30, 2010 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
US 2 Year Note; March 2011	Long	12	$ 2,630	$ 2,633	$ 3
US 10 Year Note; March 2011	Short	4	496	496	—
US 5 Year Note; March 2011	Short	68	8,124	8,150	(26)
US Long Bond; March 2011	Short	7	877	891	(14)
US Ultra Bond; March 2011	Short	4	523	529	(6)
					$ (43)
All dollar amounts are shown in thousands (000's)

See accompanying notes.

23

Schedule of Investments
International Equity Index Fund
November 30, 2010 (unaudited)

COMMON STOCKS - 98.49%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.12%			Automobile Parts & Equipment (continued)
Dentsu Inc	6,200	$ 167	JTEKT Corp	7,100	$ 79
Hakuhodo DY Holdings Inc	860	43	Koito Manufacturing Co Ltd	4,000	57
JCDecaux SA (a)	2,449	61	NGK Spark Plug Co Ltd	6,000	86
Publicis Groupe SA	4,555	204	NHK Spring Co Ltd	5,000	50
		$ 475	NOK Corp	3,800	72
Aerospace & Defense - 0.58%			Nokian Renkaat OYJ	3,986	128
BAE Systems PLC	127,068	653	Pirelli & C SpA	8,770	67
Cobham PLC	42,542	127	Stanley Electric Co Ltd	5,400	96
Elbit Systems Ltd	865	41	Sumitomo Electric Industries Ltd	27,800	364
European Aeronautic Defence and Space Co NV (a)	15,044	337	Sumitomo Rubber Industries Ltd	6,300	64
Finmeccanica SpA	14,921	168	Toyoda Gosei Co Ltd	2,400	55
Rolls-Royce Group PLC (a)	68,359	647	Toyota Boshoku Corp	2,400	42
Safran SA	6,150	193	Toyota Industries Corp	6,600	195
Thales SA	3,302	116			$ 3,190
		$ 2,282	Banks - 13.58%
Agriculture - 1.27%			77 Bank Ltd/The	13,000	62
British American Tobacco PLC	73,616	2,669	Alpha Bank AE (a)	18,713	104
Golden Agri-Resources Ltd	246,000	135	Aozora Bank Ltd	18,000	31
Imperial Tobacco Group PLC	37,540	1,101	Australia & New Zealand Banking Group Ltd	93,406	2,029
Japan Tobacco Inc	166	566	Banca Carige SpA	20,853	41
Swedish Match AB	8,517	238	Banca Monte dei Paschi di Siena SpA (a)	81,788	87
Wilmar International Ltd	71,000	324	Banca Popolare di Milano Scarl	14,537	50
		$ 5,033	Banco Bilbao Vizcaya Argentaria SA	157,526	1,447
Airlines - 0.25%			Banco Comercial Portugues SA	103,849	79
Air France-KLM (a)	4,981	87	Banco de Sabadell SA	38,201	148
All Nippon Airways Co Ltd	31,000	110	Banco de Valencia SA	8,044	34
British Airways PLC (a)	21,267	85	Banco Espirito Santo SA	19,356	70
Cathay Pacific Airways Ltd	44,000	128	Banco Popolare SC	23,613	98
Deutsche Lufthansa AG (a)	8,442	180	Banco Popular Espanol SA	31,948	163
Iberia Lineas Aereas de Espana SA (a)	17,570	70	Banco Santander SA	303,460	2,875
Qantas Airways Ltd (a)	40,920	103	Bank Hapoalim BM (a)	36,551	171
Singapore Airlines Ltd	20,000	234	Bank Leumi Le-Israel BM	43,462	204
		$ 997	Bank of Cyprus Public Co Ltd	31,082	116
Apparel - 0.43%			Bank of East Asia Ltd	56,200	239
Adidas AG	7,713	481	Bank of Kyoto Ltd/The	12,000	106
Asics Corp	6,000	66	Bank of Yokohama Ltd/The	45,000	218
Billabong International Ltd	7,466	61	Bankinter SA	10,473	53
Burberry Group PLC	16,037	248	Barclays PLC	421,841	1,681
Christian Dior SA	2,345	325	Bendigo and Adelaide Bank Ltd	13,323	126
Hermes International	1,946	369	BNP Paribas	34,942	2,068
Puma AG Rudolf Dassler Sport	195	58	BOC Hong Kong Holdings Ltd	136,500	469
Yue Yuen Industrial Holdings Ltd	27,500	99	Chiba Bank Ltd/The	28,000	163
		$ 1,707	Chugoku Bank Ltd/The	6,000	68
Automobile Manufacturers - 3.59%			Chuo Mitsui Trust Holdings Inc	37,000	130
			Commerzbank AG (a)	26,133	191
Bayerische Motoren Werke AG	12,207	920
Daihatsu Motor Co Ltd	7,000	98	Commonwealth Bank of Australia	57,099	2,642
Daimler AG (a)	33,255	2,167	Credit Agricole SA	34,208	419
Fiat SpA	28,188	467	Credit Suisse Group AG	41,530	1,533
			Danske Bank A/S (a)	16,746	415
Fuji Heavy Industries Ltd	22,000	163
Hino Motors Ltd	10,000	49	DBS Group Holdings Ltd	63,000	668
Honda Motor Co Ltd	60,900	2,190	Deutsche Bank AG	34,335	1,649
			Dexia SA (a)	20,422	75
Isuzu Motors Ltd	44,000	196

Mazda Motor Corp	56,000	156	DnB NOR ASA	36,031	441
Mitsubishi Motors Corp (a)	143,000	193	EFG Eurobank Ergasias SA (a)	11,914	59
Nissan Motor Co Ltd	91,700	860	Erste Group Bank AG	6,967	272
Peugeot SA (a)	5,609	209	Fukuoka Financial Group Inc	29,000	112
			Governor & Co of the Bank of Ireland/The (a)	125,271	51
Renault SA (a)	7,087	372
Scania AB	11,798	241	Gunma Bank Ltd/The	15,000	75
Suzuki Motor Corp	12,300	298	Hachijuni Bank Ltd/The	16,000	83
Toyota Motor Corp	101,700	3,913	Hang Seng Bank Ltd	28,200	464
Volkswagen AG	1,088	147	Hiroshima Bank Ltd/The	18,000	72
Volkswagen AG - PFD	6,273	1,011	Hokuhoku Financial Group Inc	46,000	84
Volvo AB - B Shares (a)	40,117	582	HSBC Holdings PLC	645,550	6,510
		$ 14,232	Intesa Sanpaolo SpA	283,961	739
			Intesa Sanpaolo SpA-RSP	34,379	74
Automobile Parts & Equipment - 0.81%			Israel Discount Bank Ltd (a)	19,888	43
Aisin Seiki Co Ltd	7,100	230	Iyo Bank Ltd/The	9,000	64
Bridgestone Corp	24,000	442	Joyo Bank Ltd/The	24,000	101
Cie Generale des Etablissements Michelin	6,424	435
Continental AG (a)	1,843	143	Julius Baer Group Ltd	7,618	289
			KBC Groep NV (a)	5,938	208
Denso Corp	17,900	585	Lloyds Banking Group PLC (a)	1,505,859	1,415
See accompanying notes.			24

Schedule of Investments
International Equity Index Fund
November 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Banks (continued)			Building Materials (continued)
Mediobanca SpA	17,461	$ 144	James Hardie Industries SE (a)	16,021	$ 83
Mitsubishi UFJ Financial Group Inc	469,500	2,222	JS Group Corp	9,200	170
Mizrahi Tefahot Bank Ltd	4,526	46	Lafarge SA	7,393	404
Mizuho Financial Group Inc	739,400	1,175	Nippon Sheet Glass Co Ltd	33,000	77
Mizuho Trust & Banking Co Ltd	56,000	50	Rinnai Corp	1,300	75
National Australia Bank Ltd	78,200	1,758	Sika AG	75	149
National Bank of Greece SA (a)	35,249	297	Taiheiyo Cement Corp	32,000	39
Natixis (a)	32,165	142	TOTO Ltd	10,000	67
Nishi-Nippon City Bank Ltd/The	25,000	69			$ 4,398
Nordea Bank AB	119,233	1,188	Chemicals - 3.39%
Oversea-Chinese Banking Corp Ltd	90,000	677	Air Liquide SA	10,428	1,221
Piraeus Bank SA (a)	12,398	44	Air Water Inc	5,000	59
Pohjola Bank PLC	5,093	58	Akzo Nobel NV	8,541	459
Raiffeisen Bank International AG	1,996	98	Asahi Kasei Corp	47,000	280
Resona Holdings Inc	22,400	137	BASF SE	33,863	2,537
Royal Bank of Scotland Group PLC (a)	641,151	375	Bayer AG	30,488	2,219
Sapporo Hokuyo Holdings Inc	11,800	49	Daicel Chemical Industries Ltd	10,000	68
Senshu Ikeda Holdings Inc	24,200	33	Denki Kagaku Kogyo KK	18,000	80
Seven Bank Ltd	22	40	Givaudan SA	306	307
Shinsei Bank Ltd	34,000	30	Hitachi Chemical Co Ltd	3,800	71
Shizuoka Bank Ltd/The	22,000	185	Incitec Pivot Ltd	59,908	215
Skandinaviska Enskilda Banken AB	52,003	377	Israel Chemicals Ltd	16,342	235
Societe Generale	23,184	1,074	JSR Corp	6,600	112
Standard Chartered PLC	84,953	2,287	K+S AG	5,292	355
Sumitomo Mitsui Financial Group Inc	49,500	1,519	Kaneka Corp	11,000	66
Sumitomo Trust & Banking Co Ltd/The	52,000	276	Kansai Paint Co Ltd	8,000	73
Suncorp-Metway Ltd	47,243	409	Koninklijke DSM NV	5,685	278
Suruga Bank Ltd	8,000	69	Linde AG	6,227	871
Svenska Handelsbanken AB	18,042	539	Lonza Group AG	1,674	129
Swedbank AB (a)	26,333	333	Makhteshim-Agan Industries Ltd (a)	8,466	35
UBS AG (a)	134,173	2,009	Mitsubishi Chemical Holdings Corp	45,500	262
UniCredit SpA	497,402	963	Mitsubishi Gas Chemical Co Inc	14,000	86
Unione di Banche Italiane SCPA	22,386	186	Mitsui Chemicals Inc	32,000	98
United Overseas Bank Ltd	45,000	630	Nissan Chemical Industries Ltd	5,100	61
Westpac Banking Corp	109,765	2,248	Nitto Denko Corp	6,100	253
Wing Hang Bank Ltd	6,500	85	Shin-Etsu Chemical Co Ltd	15,100	738
Yamaguchi Financial Group Inc	8,000	71	Showa Denko KK	52,000	106
		$ 53,770	Solvay SA	2,186	211
Beverages - 1.86%			Sumitomo Chemical Co Ltd	58,000	249
Anheuser-Busch InBev NV	26,619	1,449	Syngenta AG	3,488	966
Asahi Breweries Ltd	14,300	278	Taiyo Nippon Sanso Corp	10,000	79
Carlsberg A/S	3,944	372	Tokuyama Corp	12,000	59
Coca Cola Hellenic Bottling Co SA	6,741	172	Tosoh Corp	19,000	53
Coca-Cola Amatil Ltd	20,858	223	Ube Industries Ltd/Japan	35,000	89
Coca-Cola West Co Ltd	2,000	33	Wacker Chemie AG	577	99
Diageo PLC	92,366	1,644	Yara International ASA	6,987	333
Foster's Group Ltd	71,172	385			$ 13,412
Heineken Holding NV	4,248	171	Coal - 0.02%
Heineken NV	9,556	443	MacArthur Coal Ltd	6,470	74
Ito En Ltd	2,000	32
Kirin Holdings Co Ltd	31,000	432	Commercial Services - 1.28%
Pernod-Ricard SA	7,297	595	Abertis Infraestructuras SA	10,899	174
SABMiller PLC	35,017	1,108	Adecco SA	4,536	258
Sapporo Holdings Ltd	9,000	36	Aggreko PLC	9,600	219
		$ 7,373	Atlantia SpA	8,853	173
Biotechnology - 0.24%			Babcock International Group PLC	13,262	107
CSL Ltd	21,213	710	Benesse Holdings Inc	2,500	114
Novozymes A/S	1,700	222	Brambles Ltd	52,432	342
		$ 932	Brisa Auto-Estradas de Portugal SA	6,636	43
Building Materials - 1.11%			Bunzl PLC	12,117	132
Asahi Glass Co Ltd	37,000	412	Bureau Veritas SA	1,810	132
Boral Ltd	26,499	114	Capita Group PLC/The	22,811	231
Cie de St-Gobain	14,183	635	Dai Nippon Printing Co Ltd	21,000	264
Cimpor Cimentos de Portugal SGPS SA	7,433	42	Edenred (a)	5,403	120
CRH PLC	26,093	454	Experian PLC	37,779	432
Daikin Industries Ltd	8,600	309	G4S PLC	52,006	192
Fletcher Building Ltd	22,377	132	Intertek Group PLC	5,877	166
Geberit AG	1,435	290	Intoll Group	83,386	121
HeidelbergCement AG	5,185	283	Kamigumi Co Ltd	9,000	69
Holcim Ltd	9,044	583	Randstad Holding NV (a)	4,063	186
Imerys SA	1,391	80	Secom Co Ltd	7,700	343
See accompanying notes.			25

Schedule of Investments
International Equity Index Fund
November 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Commercial Services (continued)			Electric - 3.90%
Securitas AB	11,544	$ 123	A2A SpA	40,427	$ 52
Serco Group PLC	18,167	153	AGL Energy Ltd	16,594	244
SGS SA	202	331	Chubu Electric Power Co Inc	23,900	565
Sodexo	3,476	219	Chugoku Electric Power Co Inc/The	10,900	217
Toppan Printing Co Ltd	21,000	176	CLP Holdings Ltd	71,000	584
Transurban Group	46,940	234	Contact Energy Ltd (a)	11,427	50
		$ 5,054	E.ON AG	66,396	1,918
Computers - 0.41%			EDF SA	9,543	398
Atos Origin SA (a)	1,671	68	EDP - Energias de Portugal SA	64,456	206
Cap Gemini SA	5,425	229	Electric Power Development Co Ltd	4,300	131
Computershare Ltd	16,389	155	Enel SpA	242,680	1,140
Fujitsu Ltd	69,000	443	Fortum OYJ	16,376	432
Indra Sistemas SA	3,328	53	GDF Suez	45,852	1,521
Itochu Techno-Solutions Corp	1,100	40	Hokkaido Electric Power Co Inc	6,700	133
Logitech International SA (a)	6,711	128	Hokuriku Electric Power Co	6,500	157
NTT Data Corp	47	152	Hongkong Electric Holdings Ltd	51,000	328
Obic Co Ltd	260	47	Iberdrola SA	148,815	1,023
Otsuka Corp	600	39	International Power PLC	56,157	356
TDK Corp	4,500	290	Kansai Electric Power Co Inc/The	27,900	671
		$ 1,644	Kyushu Electric Power Co Inc	14,000	311
Consumer Products - 0.41%			National Grid PLC	127,644	1,128
Henkel AG & Co KGaA	4,789	245	Public Power Corp SA	4,277	59
Husqvarna AB	15,019	104	Red Electrica Corporacion SA	3,990	175
Reckitt Benckiser Group PLC	22,717	1,201	RWE AG	15,438	966
Societe BIC SA	984	80	RWE AG - PFD	1,438	83
		$ 1,630	Scottish & Southern Energy PLC	34,034	593
Cosmetics & Personal Care - 0.53%			Shikoku Electric Power Co Inc	6,400	186
Beiersdorf AG	3,716	216	SP AusNet	49,867	43
Kao Corp	19,900	500	Terna Rete Elettrica Nazionale SpA	48,019	197
L'Oreal SA	8,837	940	Tohoku Electric Power Co Inc	15,800	344
Shiseido Co Ltd	12,500	261	Tokyo Electric Power Co Inc/The	52,400	1,221
Unicharm Corp	4,500	176			$ 15,432
		$ 2,093	Electrical Components & Equipment - 1.06%
Distribution & Wholesale - 1.25%			Brother Industries Ltd	8,700	124
Canon Marketing Japan Inc	2,200	31	Casio Computer Co Ltd	8,700	65
Hitachi High-Technologies Corp	2,500	53	Furukawa Electric Co Ltd	23,000	98
			Gamesa Corp Tecnologica SA (a)	7,176	48
ITOCHU Corp	55,500	515
Jardine Cycle & Carriage Ltd	4,000	112	GS Yuasa Corp	14,000	94
Li & Fung Ltd	84,000	524	Hitachi Ltd	167,000	790
Marubeni Corp	61,000	396	Legrand SA	4,850	185
Mitsubishi Corp	50,000	1,264	Mabuchi Motor Co Ltd	900	43
Mitsui & Co Ltd	64,100	1,001	Mitsubishi Electric Corp	71,000	703
Sojitz Corp	46,100	89	Nidec Corp	4,000	401
Sumitomo Corp	41,500	541	Prysmian SpA	6,711	107
Toyota Tsusho Corp	7,800	127	Schneider Electric SA	8,863	1,244
Wolseley PLC (a)	10,485	280	Ushio Inc	3,900	67
			Vestas Wind Systems A/S (a)	7,510	214
		$ 4,933
Diversified Financial Services - 1.21%					$ 4,183
Acom Co Ltd	1,470	17	Electronics - 1.28%
Aeon Credit Service Co Ltd	2,900	37	Advantest Corp	5,900	121
ASX Ltd	6,399	232	Hamamatsu Photonics KK	2,500	82
Credit Saison Co Ltd	5,500	87	Hirose Electric Co Ltd	1,200	119
Criteria Caixacorp SA	30,996	152	Hoya Corp	16,000	377
Daiwa Securities Group Inc	61,000	277	Ibiden Co Ltd	4,700	129
Deutsche Boerse AG	7,189	437	Keyence Corp	1,500	379
GAM Holding AG	7,618	112	Koninklijke Philips Electronics NV	36,355	981
Hong Kong Exchanges and Clearing Ltd	37,800	866	Kyocera Corp	6,000	612
ICAP PLC	20,487	151	Minebea Co Ltd	13,000	77
Investec PLC	17,824	138	Mitsumi Electric Co Ltd	2,900	53
London Stock Exchange Group PLC	5,497	65	Murata Manufacturing Co Ltd	7,500	458
Macquarie Group Ltd	12,704	432	NEC Corp	96,000	265
Man Group PLC	65,656	271	NGK Insulators Ltd	9,000	134
Mitsubishi UFJ Lease & Finance Co Ltd	2,150	79	Nippon Electric Glass Co Ltd	13,000	183
Mizuho Securities Co Ltd	21,000	49	Nissha Printing Co Ltd	1,000	22
Nomura Holdings Inc	130,300	751	Omron Corp	7,500	185
ORIX Corp	3,860	330	Toshiba Corp	148,000	771
Schroders PLC	4,119	102	Yaskawa Electric Corp	8,000	69
Singapore Exchange Ltd	32,000	209	Yokogawa Electric Corp	7,900	54
		$ 4,794			$ 5,071
			Energy - Alternate Sources - 0.09%
			EDP Renovaveis SA (a)	8,040	39

See accompanying notes.

26

Schedule of Investments
International Equity Index Fund
November 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Energy - Alternate Sources (continued)			Food (continued)
Enel Green Power SpA (a)	55,267	$ 109	Olam International Ltd	45,000	$ 104
Iberdrola Renovables SA	31,147	91	Orkla ASA	28,451	239
Ormat Industries	2,189	17	Parmalat SpA	63,720	158
Verbund AG	2,784	88	Suedzucker AG	2,443	52
		$ 344	Tesco PLC	295,738	1,906
Engineering & Contruction - 1.35%			Toyo Suisan Kaisha Ltd	3,000	63
ABB Ltd (a)	81,584	1,581	Unilever NV	60,058	1,694
Acciona SA	937	61	Unilever PLC	47,319	1,308
ACS Actividades de Construccion y Servicios SA	5,221	229	WM Morrison Supermarkets PLC	78,221	331
Aeroports de Paris	1,095	84	Woolworths Ltd	45,742	1,175
Aker Solutions ASA	6,061	90	Yakult Honsha Co Ltd	3,600	102
Auckland International Airport Ltd	33,818	52	Yamazaki Baking Co Ltd	4,000	47
Balfour Beatty PLC	25,276	108			$ 19,877
Bouygues SA	8,508	339	Food Service - 0.15%
Chiyoda Corp	6,000	52	Compass Group PLC	69,356	599
Eiffage SA	1,493	65
Ferrovial SA	16,226	154	Forest Products & Paper - 0.27%
Fomento de Construcciones y Contratas SA	1,408	32	Holmen AB	1,947	58
Fraport AG Frankfurt Airport Services Worldwide	1,355	80	Nippon Paper Group Inc	3,600	85
Hochtief AG	1,678	125	OJI Paper Co Ltd	31,000	141
JGC Corp	8,000	155	Stora Enso OYJ	21,449	185
Kajima Corp	31,000	77	Svenska Cellulosa AB	21,126	308
Kinden Corp	5,000	43	UPM-Kymmene OYJ	19,170	285
Koninklijke Boskalis Westminster NV	2,546	109			$ 1,062
Leighton Holdings Ltd	4,989	151	Gas - 0.64%
Obayashi Corp	24,000	100	Centrica PLC	189,695	906
SembCorp Industries Ltd	36,000	131	Enagas	6,601	122
Shimizu Corp	22,000	88	Gas Natural SDG SA	8,496	115
Singapore Technologies Engineering Ltd	61,000	151	Hong Kong & China Gas Co Ltd	158,700	388
Skanska AB	14,722	262	Osaka Gas Co Ltd	72,000	269
Taisei Corp	38,000	86	Snam Rete Gas SpA	52,659	250
Vinci SA	16,072	778	Toho Gas Co Ltd	15,000	71
WorleyParsons Ltd	7,062	171	Tokyo Gas Co Ltd	95,000	414
		$ 5,354			$ 2,535
Entertainment - 0.20%			Hand & Machine Tools - 0.39%
Aristocrat Leisure Ltd	14,749	37	Fuji Electric Holdings Co Ltd	21,000	56
OPAP SA	8,233	132	Makita Corp	4,100	148
Oriental Land Co Ltd/Japan	1,800	163	Sandvik AB	37,176	629
Sankyo Co Ltd	2,000	106	Schindler Holding AG - PC	1,792	203
TABCORP Holdings Ltd	25,096	171	Schindler Holding AG - REG	794	91
Tatts Group Ltd	47,263	112	SMC Corp/Japan	2,000	318
Toho Co Ltd/Tokyo	3,800	56	THK Co Ltd	4,400	91
		$ 777			$ 1,536
Environmental Control - 0.03%			Healthcare - Products - 0.68%
Kurita Water Industries Ltd	4,200	121	Cie Generale d'Optique Essilor International SA	7,408	463
			Cochlear Ltd	2,085	156
Food - 5.02%			Coloplast A/S	839	112
Ajinomoto Co Inc	25,000	247	Fresenius SE	1,041	90
Aryzta AG	3,115	132	Getinge AB	7,379	155
Associated British Foods PLC	13,134	217	Luxottica Group SpA	4,285	113
Carrefour SA	22,090	999	Nobel Biocare Holding AG	4,564	76
Casino Guichard Perrachon SA	2,034	179	QIAGEN NV (a)	8,568	156
Colruyt SA	2,780	139	Shimadzu Corp	9,000	67
Danone	21,499	1,259	Smith & Nephew PLC	32,767	297
Delhaize Group SA	3,728	254	Sonova Holding AG	1,691	211
Goodman Fielder Ltd	50,892	67	Straumann Holding AG	288	61
J Sainsbury PLC	44,660	247	Synthes Inc	2,188	268
Jeronimo Martins SGPS SA	8,120	115	Sysmex Corp	1,200	76
Kerry Group PLC	5,168	166	Terumo Corp	6,200	330
Kesko OYJ	2,465	113	William Demant Holding A/S (a)	869	60
Kikkoman Corp	6,000	65			$ 2,691
Koninklijke Ahold NV	43,943	531	Healthcare - Services - 0.15%
Lindt & Spruengli AG	4	116	BioMerieux	436	39
Lindt & Spruengli AG - PC	32	87	Fresenius Medical Care AG & Co KGaA	7,087	409
MEIJI Holdings Co Ltd	2,500	109	Sonic Healthcare Ltd	13,605	154
Metcash Ltd	28,228	113			$ 602
Metro AG	4,780	343	Holding Companies - Diversified - 1.02%
Nestle SA	127,841	6,948	Cie Nationale a Portefeuille	995	47
Nippon Meat Packers Inc	7,000	84	Exor SpA	2,363	62
Nisshin Seifun Group Inc	7,000	85	GEA Group AG	6,099	147
Nissin Foods Holdings Co Ltd	2,400	83
See accompanying notes.			27

Schedule of Investments
International Equity Index Fund
November 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Holding Companies - Diversified (continued)			Internet (continued)
Groupe Bruxelles Lambert SA	2,974	$ 233	Yahoo Japan Corp	536	$ 192
Hutchison Whampoa Ltd	79,000	791			$ 845
Keppel Corp Ltd	47,000	379	Investment Companies - 0.29%
LVMH Moet Hennessy Louis Vuitton SA	9,027	1,369	Cheung Kong Infrastructure Holdings Ltd	17,000	76
Noble Group Ltd	110,000	171	Delek Group Ltd	147	38
NWS Holdings Ltd	46,500	75	Discount Investment Corp	943	19
Swire Pacific Ltd	28,500	439	Eurazeo	1,068	72
Wharf Holdings Ltd	51,000	343	Investor AB	16,793	325
		$ 4,056	Israel Corp Ltd/The (a)	85	90
Home Builders - 0.13%			Kinnevik Investment AB	8,003	158
Daiwa House Industry Co Ltd	18,000	203	Pargesa Holding SA	996	75
Sekisui Chemical Co Ltd	16,000	110	Ratos AB	3,746	125
Sekisui House Ltd	21,000	200	Resolution Ltd	53,493	176
		$ 513			$ 1,154
Home Furnishings - 0.74%			Iron & Steel - 1.13%
Electrolux AB	8,844	210	Acerinox SA	3,677	53
Matsushita Electric Industrial Co Ltd	72,400	1,042	ArcelorMittal	31,651	998
Sharp Corp/Japan	37,000	356	BlueScope Steel Ltd	67,223	124
Sony Corp	37,000	1,313	Daido Steel Co Ltd	10,000	54
		$ 2,921	Fortescue Metals Group Ltd (a)	45,818	278
Insurance - 4.22%			Hitachi Metals Ltd	6,000	69
Admiral Group PLC	7,418	176	JFE Holdings Inc	17,000	540
Aegon NV (a)	57,605	317	Kobe Steel Ltd	92,000	209
Ageas	82,366	188	Nippon Steel Corp	188,000	622
AIA Group Ltd (a)	287,600	831	Nisshin Steel Co Ltd	26,000	48
Allianz SE	16,734	1,852	OneSteel Ltd	49,093	118
AMP Ltd	76,388	370	Outokumpu OYJ	4,722	77
Assicurazioni Generali SpA	43,049	754	Rautaruukki OYJ	3,103	56
Aviva PLC	103,430	570	Salzgitter AG	1,551	100
AXA Asia Pacific Holdings Ltd	38,105	225	SSAB AB - A Shares	6,657	90
AXA SA	63,321	909	SSAB AB - B Shares	3,066	36
Baloise Holding AG	1,843	157	Sumitomo Metal Industries Ltd	124,000	301
CNP Assurances	5,476	88	ThyssenKrupp AG	12,329	475
Dai-ichi Life Insurance Co Ltd/The	295	424	Tokyo Steel Manufacturing Co Ltd	3,700	37
Delta Lloyd NV	2,748	49	Voestalpine AG	4,051	164
Hannover Rueckversicherung AG	2,223	105	Yamato Kogyo Co Ltd	1,600	46
ING Groep NV (a)	141,228	1,247			$ 4,495
Insurance Australia Group Ltd	76,649	277	Leisure Products & Services - 0.23%
Legal & General Group PLC	216,232	307	Carnival PLC	6,389	260
Mapfre SA	27,808	71	Sega Sammy Holdings Inc	7,300	123
Mediolanum SpA	8,090	32	Shimano Inc	2,400	116
MS&AD Insurance Group Holdings	19,800	454	Thomas Cook Group PLC	31,644	92
Muenchener Rueckversicherungs AG	6,948	971	TUI AG (a)	5,101	54
NKSJ Holdings Inc	52,000	348	Tui Travel PLC	20,610	68
Old Mutual PLC	200,125	369	Yamaha Corp	5,800	68
Prudential PLC	93,609	827	Yamaha Motor Co Ltd (a)	9,700	139
QBE Insurance Group Ltd	38,161	616			$ 920
RSA Insurance Group PLC	127,029	237	Lodging - 0.39%
Sampo OYJ	15,489	378	Accor SA	5,451	230
SCOR SE	6,141	143	City Developments Ltd	20,000	192
Sony Financial Holdings Inc	32	116	Crown Ltd	16,669	131
Standard Life PLC	83,316	261	Genting Singapore PLC (a)	224,000	338
Swiss Life Holding AG (a)	1,124	125	Intercontinental Hotels Group PLC	10,634	188
Swiss Reinsurance Co Ltd	12,984	600	Sands China Ltd (a)	89,200	192
T&D Holdings Inc	10,050	228	Shangri-La Asia Ltd	48,000	121
Tokio Marine Holdings Inc	26,700	755	Sky City Entertainment Group Ltd	21,203	49
Tryg AS	943	41	Wynn Macau Ltd	57,200	116
Vienna Insurance Group AG Wiener Versicherung	1,416	66			$ 1,557
Gruppe			Machinery - Construction & Mining - 0.47%
Zurich Financial Services	5,462	1,215	Atlas Copco AB - A Shares	24,758	547
		$ 16,699	Atlas Copco AB - B Shares	14,387	283
Internet - 0.21%			Hitachi Construction Machinery Co Ltd	3,600	82
Dena Co Ltd	3,000	87	Komatsu Ltd	35,000	969
Iliad SA	600	60			$ 1,881
Matsui Securities Co Ltd	4,500	28	Machinery - Diversified - 1.00%
Rakuten Inc	266	204	Alstom SA	7,583	312
SBI Holdings Inc/Japan	733	100	Amada Co Ltd	13,000	89
Trend Micro Inc	3,600	111	FANUC Corp	7,100	1,017
United Internet AG	4,424	63	Hexagon AB	7,015	133
			Hexagon AB - Rights (a),(b)	7,015	20

See accompanying notes.

28

Schedule of Investments
International Equity Index Fund
November 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Machinery - Diversified (continued)			Mining (continued)
IHI Corp	49,000	$ 101	Sumitomo Metal Mining Co Ltd	19,000	$ 295
Japan Steel Works Ltd/The	12,000	118	Umicore	4,203	199
Kawasaki Heavy Industries Ltd	52,000	161	Vedanta Resources PLC	4,396	136
Kone OYJ	5,740	300	Xstrata PLC	75,849	1,524
Kubota Corp	43,000	390			$ 20,699
MAN SE	3,898	459	Miscellaneous Manufacturing - 1.38%
Metso OYJ	4,712	242	Alfa Laval AB	12,448	219
Mitsubishi Heavy Industries Ltd	112,000	403	CSR Ltd	55,852	91
Sumitomo Heavy Industries Ltd	20,000	123	FUJIFILM Holdings Corp	17,100	574
Zardoya Otis SA	5,153	73	Invensys PLC	29,772	149
		$ 3,941	Konica Minolta Holdings Inc	17,500	180
Media - 1.18%			Nikon Corp	11,800	232
British Sky Broadcasting Group PLC	42,006	471	Olympus Corp	8,000	225
Fairfax Media Ltd	78,041	102	Siemens AG	30,335	3,339
Fuji Media Holdings Inc	17	24	Smiths Group PLC	14,403	255
Gestevision Telecinco SA	3,637	34	Wartsila OYJ	2,909	201
Gestevision Telecinco SA - Rights (a)	3,637	2			$ 5,465
ITV PLC (a)	136,216	141	Office & Business Equipment - 0.63%
Jupiter Telecommunications Co Ltd	90	92	Canon Inc	41,800	1,970
Lagardere SCA	4,351	161	Neopost SA	1,151	102
Mediaset SpA	26,130	145	Ricoh Co Ltd	25,000	353
Metropole Television SA	2,377	52	Seiko Epson Corp	4,800	79
Modern Times Group AB	1,858	136			$ 2,504
PagesJaunes Groupe SA	4,662	41	Oil & Gas - 6.43%
Pearson PLC	29,922	431	BG Group PLC	124,665	2,252
Reed Elsevier NV	25,348	296	BP PLC	692,706	4,590
Reed Elsevier PLC	44,747	354	Cairn Energy PLC (a)	51,572	310
Sanoma OYJ	2,967	60	Caltex Australia Ltd	4,977	63
Singapore Press Holdings Ltd	56,000	178	Cosmo Oil Co Ltd	22,000	62
Societe Television Francaise 1	4,327	63	ENI SpA	95,986	1,931
Television Broadcasts Ltd	10,000	50	Galp Energia SGPS SA	8,530	143
Vivendi SA	45,324	1,106	Idemitsu Kosan Co Ltd	800	75
Wolters Kluwer NV	11,011	218	Inpex Corp	79	406
WPP PLC	46,303	512	Japan Petroleum Exploration Co	1,100	38
		$ 4,669	JX Holdings Inc	82,830	513
Metal Fabrication & Hardware - 0.51%			Neste Oil OYJ	4,727	67
Assa Abloy AB	11,505	309	OMV AG	5,530	186
Johnson Matthey PLC	7,915	220	Origin Energy Ltd	32,469	489
Maruichi Steel Tube Ltd	1,700	32	Repsol YPF SA	27,007	651
NSK Ltd	16,000	135	Royal Dutch Shell PLC - A Shares	130,722	3,937
NTN Corp	18,000	82	Royal Dutch Shell PLC - B Shares	99,390	2,950
Sims Metal Management Ltd	6,013	103	Santos Ltd	30,724	366
SKF AB	14,367	383	Seadrill Ltd	10,301	315
Tenaris SA	17,410	366	Showa Shell Sekiyu KK	6,900	57
Vallourec SA	4,012	381	Statoil ASA	41,146	815
		$ 2,011	TonenGeneral Sekiyu KK	10,000	99
Mining - 5.23%			Total SA	77,924	3,774
Alumina Ltd	89,966	172	Tullow Oil PLC	32,702	583
Anglo American PLC	48,620	2,133	Woodside Petroleum Ltd	20,059	807
Antofagasta PLC	14,539	297			$ 25,479
BHP Billiton Ltd	123,733	5,069	Oil & Gas Services - 0.38%
BHP Billiton PLC	81,368	2,892	Amec PLC	12,205	205
Boliden AB	10,084	173	Cie Generale de Geophysique-Veritas (a)	5,299	123
Dowa Holdings Co Ltd	9,000	53	Fugro NV	2,469	166
Energy Resources of Australia Ltd	2,461	28	Petrofac Ltd	9,557	207
Eramet	194	60	Saipem SpA	9,761	406
Eurasian Natural Resources Corp PLC	9,495	130	SBM Offshore NV	6,180	123
Fresnillo PLC	6,610	145	Technip SA	3,628	282
Kazakhmys PLC	7,893	170			$ 1,512
Lonmin PLC (a)	5,964	157	Packaging & Containers - 0.13%
Mitsubishi Materials Corp	41,000	127	Amcor Ltd/Australia	45,028	278
Mitsui Mining & Smelting Co Ltd	21,000	64	Rexam PLC	32,328	152
Mongolia Energy Corp Ltd (a)	113,000	37	Toyo Seikan Kaisha Ltd	5,600	101
Newcrest Mining Ltd	28,185	1,071			$ 531
Norsk Hydro ASA	32,800	193	Pharmaceuticals - 6.26%
Orica Ltd	13,314	319	Actelion Ltd (a)	3,759	197
OZ Minerals Ltd	115,078	169	Alfresa Holdings Corp	1,400	58
Paladin Energy Ltd (a)	25,118	118
			Astellas Pharma Inc	16,400	588
Randgold Resources Ltd	3,330	311	AstraZeneca PLC	53,161	2,477
Rio Tinto Ltd	16,066	1,266	Celesio AG	2,822	67
Rio Tinto PLC	53,444	3,391
See accompanying notes.			29

Schedule of Investments
International Equity Index Fund
November 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Pharmaceuticals (continued)			REITS (continued)
Chugai Pharmaceutical Co Ltd	8,300	$ 150	CFS Retail Property Trust	77,993	$ 134
Daiichi Sankyo Co Ltd	24,800	537	Corio NV	2,181	126
Dainippon Sumitomo Pharma Co Ltd	5,900	51	Dexus Property Group	177,735	133
Eisai Co Ltd	9,300	320	Fonciere Des Regions	896	81
Elan Corp PLC (a)	18,325	95	Gecina SA	692	72
GlaxoSmithKline PLC	191,440	3,609	Goodman Group	234,841	144
Grifols SA	5,106	59	GPT Group	64,990	173
Hisamitsu Pharmaceutical Co Inc	2,500	99	Hammerson PLC	26,087	160
Ipsen	1,085	32	ICADE	857	80
Kyowa Hakko Kirin Co Ltd	10,000	101	Japan Prime Realty Investment Corp	25	63
Medipal Holdings Corp	5,400	58	Japan Real Estate Investment Corp	18	174
Merck KGaA	2,382	186	Japan Retail Fund Investment Corp	59	95
Mitsubishi Tanabe Pharma Corp	8,000	126	Klepierre	3,496	110
Novartis AG	77,796	4,128	Land Securities Group PLC	28,099	275
Novo Nordisk A/S	16,061	1,589	Link REIT/The	81,000	254
Ono Pharmaceutical Co Ltd	3,100	137	Mirvac Group	120,423	148
Orion OYJ	3,426	69	Nippon Building Fund Inc	19	185
Roche Holding AG	25,902	3,556	Nomura Real Estate Office Fund Inc	10	64
Sanofi-Aventis SA	38,660	2,337	Segro PLC	27,339	116
Santen Pharmaceutical Co Ltd	2,700	93	Stockland	87,858	309
Shionogi & Co Ltd	11,000	201	Unibail-Rodamco SE	3,365	585
Shire PLC	20,724	484	Westfield Group	80,829	941
Suzuken Co Ltd	2,400	70			$ 4,969
Taisho Pharmaceutical Co	5,000	104	Retail - 2.33%
Takeda Pharmaceutical Co Ltd	27,700	1,288	ABC-Mart Inc	1,000	34
Teva Pharmaceutical Industries Ltd	34,376	1,752	Aeon Co Ltd	22,100	270
Tsumura & Co	2,200	68	Autogrill SpA (a)	4,221	54
UCB SA	3,718	120	Cie Financiere Richemont SA	19,245	1,037
		$ 24,806	Citizen Holdings Co Ltd	9,000	55
Private Equity - 0.05%			Esprit Holdings Ltd	42,700	206
3i Group PLC	35,778	166	FamilyMart Co Ltd	2,300	78
Jafco Co Ltd	1,200	29	Fast Retailing Co Ltd	2,000	316
		$ 195	Harvey Norman Holdings Ltd	19,583	56
Publicly Traded Investment Fund - 4.06%			Hennes & Mauritz AB	37,697	1,273
iShares MSCI EAFE Index Fund	296,462	16,083	Home Retail Group PLC	31,576	99
			Inditex SA	8,043	606
Real Estate - 1.59%			Isetan Mitsukoshi Holdings Ltd	13,800	158
Aeon Mall Co Ltd	3,000	67	J Front Retailing Co Ltd	18,000	100
CapitaLand Ltd	94,000	257	Kingfisher PLC	87,075	318
CapitaMalls Asia Ltd	50,000	75	Lawson Inc	2,200	98
Cheung Kong Holdings Ltd	51,000	754	Lifestyle International Holdings Ltd	21,500	55
Daito Trust Construction Co Ltd	2,800	173	Marks & Spencer Group PLC	58,355	338
Fraser and Neave Ltd	36,000	164	Marui Group Co Ltd	8,200	66
Global Logistic Properties Ltd (a)	58,000	97	McDonald's Holdings Co Japan Ltd	2,500	62
Hang Lung Group Ltd	30,000	193	Next PLC	6,955	217
Hang Lung Properties Ltd	91,000	424	Nitori Holdings Co Ltd	1,350	119
Henderson Land Development Co Ltd	40,000	282	PPR	2,800	445
Hopewell Holdings Ltd	21,000	66	Seven & I Holdings Co Ltd	27,800	679
Hysan Development Co Ltd	23,000	95	Shimamura Co Ltd	800	73
IMMOFINANZ AG (a)	36,573	130	Swatch Group AG/The - BR	1,137	457
Keppel Land Ltd	26,000	93	Swatch Group AG/The - REG	1,601	116
Kerry Properties Ltd	26,500	134	Takashimaya Co Ltd	10,000	84
Lend Lease Group	19,809	144	UNY Co Ltd	7,000	63
Mitsubishi Estate Co Ltd	44,000	742	USS Co Ltd	810	59
Mitsui Fudosan Co Ltd	31,000	549	Wesfarmers Ltd	37,058	1,117
New World Development Ltd	94,000	187	Wesfarmers Ltd - PPS	5,601	171
Nomura Real Estate Holdings Inc	3,500	51	Whitbread PLC	6,490	171
NTT Urban Development Corp	42	37	Yamada Denki Co Ltd	3,030	193
Sino Land Co Ltd	64,000	134			$ 9,243
Sumitomo Realty & Development Co Ltd	13,000	280	Semiconductors - 0.58%
Sun Hung Kai Properties Ltd	52,000	860	ARM Holdings PLC	48,464	299
Tokyo Tatemono Co Ltd	14,000	55	ASM Pacific Technology Ltd	7,300	69
Tokyu Land Corp	17,000	76	ASML Holding NV	15,901	514
UOL Group Ltd	17,000	58	Elpida Memory Inc (a)	6,700	80
Wheelock & Co Ltd	34,000	122	Infineon Technologies AG (a)	40,066	356
		$ 6,299	Renewable Energy Corp ASA (a)	18,382	46
REITS - 1.25%			Rohm Co Ltd	3,600	217
Ascendas Real Estate Investment Trust	55,000	87	Shinko Electric Industries Co Ltd	2,500	28
British Land Co PLC	32,208	241	STMicroelectronics NV	23,493	211
Capital Shopping Centres Group PLC	17,194	105	Sumco Corp	4,300	68
CapitaMall Trust	82,000	114

See accompanying notes.

30

Schedule of Investments
International Equity Index Fund
November 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Semiconductors (continued)			Toys, Games & Hobbies - 0.27%
Tokyo Electron Ltd	6,300	$ 395	Namco Bandai Holdings Inc	6,900	$ 66
		$ 2,283	Nintendo Co Ltd	3,700	1,005
Shipbuilding - 0.08%					$ 1,071
Cosco Corp Singapore Ltd	37,000	57	Transportation - 1.64%
Mitsui Engineering & Shipbuilding Co Ltd	26,000	60	AP Moller - Maersk A/S - A shares	20	158
SembCorp Marine Ltd	31,000	114	AP Moller - Maersk A/S - B shares	49	397
Yangzijiang Shipbuilding Holdings Ltd	54,000	74	Asciano Ltd (a)	107,880	167
		$ 305	Central Japan Railway Co	55	425
Software - 0.57%			ComfortDelGro Corp Ltd	69,000	79
Autonomy Corp PLC (a)	8,018	166	Deutsche Post AG	31,202	505
Dassault Systemes SA	2,182	149	DSV A/S	7,711	152
Konami Corp	3,400	63	East Japan Railway Co	12,500	747
Nomura Research Institute Ltd	3,700	75	Firstgroup PLC	17,737	100
Oracle Corp Japan	1,400	62	Groupe Eurotunnel SA	17,588	150
Sage Group PLC	48,507	194	Hankyu Hanshin Holdings Inc	42,000	191
SAP AG	31,641	1,488	Kawasaki Kisen Kaisha Ltd	25,000	104
Square Enix Holdings Co Ltd	2,300	44	Keikyu Corp	17,000	149
		$ 2,241	Keio Corp	21,000	142
Storage & Warehousing - 0.01%			Keisei Electric Railway Co Ltd	10,000	66
Mitsubishi Logistics Corp	4,000	51	Kintetsu Corp	60,000	179
			Koninklijke Vopak NV	2,592	119
Telecommunications - 6.14%			Kuehne + Nagel International AG	1,991	255
Alcatel-Lucent/France (a)	85,463	232	Mitsui OSK Lines Ltd	42,000	289
Belgacom SA	5,608	190	MTR Corp	53,000	196
Bezeq The Israeli Telecommunication Corp Ltd	64,116	171	Neptune Orient Lines Ltd/Singapore (a)	33,000	54
BT Group PLC	285,873	756	Nippon Express Co Ltd	31,000	124
Cable & Wireless Worldwide PLC	96,812	93	Nippon Yusen KK	56,000	244
Cellcom Israel Ltd	1,823	60	Odakyu Electric Railway Co Ltd	23,000	210
Deutsche Telekom AG	104,516	1,343	Orient Overseas International Ltd	8,000	78
Elisa OYJ	4,905	97	TNT NV	13,785	329
Eutelsat Communications	3,652	123	Tobu Railway Co Ltd	30,000	163
Foxconn International Holdings Ltd (a)	79,000	56	Tokyu Corp	42,000	186
France Telecom SA	68,356	1,384	Toll Holdings Ltd	24,618	146
Hellenic Telecommunications Organization SA	9,035	82	West Japan Railway Co	63	221
Inmarsat PLC	16,133	163	Yamato Holdings Co Ltd	14,700	186
KDDI Corp	107	612			$ 6,511
Koninklijke KPN NV	59,658	851	Water - 0.24%
Millicom International Cellular SA	2,804	243	Severn Trent PLC	8,737	197
Mobistar SA	996	58	Suez Environnement Co	9,930	177
NICE Systems Ltd (a)	2,303	70	United Utilities Group PLC	25,127	233
Nippon Telegraph & Telephone Corp	19,200	870	Veolia Environnement	12,739	335
Nokia OYJ	138,070	1,275			$ 942
NTT DoCoMo Inc	565	917	TOTAL COMMON STOCKS		$ 390,039
Partner Communications Co Ltd	3,141	64	PREFERRED STOCKS - 0.25%	Shares Held Value (000's)
PCCW Ltd	147,000	58	Automobile Manufacturers - 0.08%
Portugal Telecom SGPS SA	21,484	273	Bayerische Motoren Werke AG	1,924	92
SES SA	11,049	256	Porsche Automobil Holding SE	3,226	242
Singapore Telecommunications Ltd	294,000	690			$ 334
Softbank Corp	29,900	1,036	Consumer Products - 0.10%
StarHub Ltd	22,000	44	Henkel AG & Co KGaA	6,569	403
Swisscom AG	859	350
Tele2 AB	11,613	232	Healthcare - Products - 0.07%
Telecom Corp of New Zealand Ltd	70,671	114	Fresenius SE	2,971	258
Telecom Italia SpA	345,331	425
Telecom Italia SpA - RNC	222,172	232	TOTAL PREFERRED STOCKS		$ 995
Telefonaktiebolaget LM Ericsson	111,032	1,145		Maturity
Telefonica SA	151,440	3,222		Amount
Telekom Austria AG	12,249	170	REPURCHASE AGREEMENTS - 1.17%	(000's)	Value (000's)
Telenor ASA	30,562	439	Banks - 1.17%
TeliaSonera AB	82,778	638	Investment in Joint Trading Account; Credit Suisse	$ 1,336	$ 1,336
Telstra Corp Ltd	160,564	432	Repurchase Agreement; 0.23% dated
Vodafone Group PLC	1,941,865	4,855	11/30/10 maturing 12/01/10 (collateralized by
		$ 24,321	US Treasury Notes; $1,362,954; 2.63% -
Textiles - 0.17%			5.13%; dated 06/30/14 - 05/15/16)
Kuraray Co Ltd	12,700	175	Investment in Joint Trading Account; Deutsche	1,351	1,351
Nisshinbo Holdings Inc	5,000	52	Bank Repurchase Agreement; 0.24% dated
Teijin Ltd	34,000	137	11/30/10 maturing 12/01/10 (collateralized by
Toray Industries Inc	53,000	296	Sovereign Agency Issues; $1,377,609; 0.00%
		$ 660	- 5.13%; dated 02/22/11 - 12/27/12)

See accompanying notes.

31

Schedule of Investments
International Equity Index Fund
November 30, 2010 (unaudited)

Maturity
Amount
REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Banks (continued)
Investment in Joint Trading Account; Merrill	$ 1,467	$ 1,467
Lynch Repurchase Agreement; 0.24% dated
11/30/10 maturing 12/01/10 (collateralized by
Sovereign Agency Issues; $1,496,353; 0.00%
- 1.63%; dated 02/25/11 - 02/17/12)
Investment in Joint Trading Account; Morgan	460	460
Stanley Repurchase Agreement; 0.22% dated
11/30/10 maturing 12/01/10 (collateralized by
Sovereign Agency Issues; $468,974; 1.25% -
1.75%; dated 06/15/12 - 09/30/13)
$ 4,614
TOTAL REPURCHASE AGREEMENTS		$ 4,614
Total Investments		$ 395,648
Other Assets in Excess of Liabilities, Net - 0.09%		$ 353
TOTAL NET ASSETS - 100.00%		$ 396,001

(a)	Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $20 or 0.01% of net assets.

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 31,161
Unrealized Depreciation	(19,323)
Net Unrealized Appreciation (Depreciation)	$ 11,838
Cost for federal income tax purposes	$ 383,810
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Country	Percent
Japan	21.16%
United Kingdom	17.75%
France	8.60%
Australia	8.10%
Germany	7.79%
Switzerland	7.71%
United States	5.30%
Netherlands	4.18%
Spain	3.03%
Sweden	2.93%
Hong Kong	2.85%
Italy	2.39%
Singapore	1.62%
Finland	1.01%
Denmark	0.93%
Belgium	0.86%
Israel	0.78%
Norway	0.65%
Ireland	0.57%
Luxembourg	0.46%
Austria	0.29%
Portugal	0.25%
Greece	0.23%
New Zealand	0.09%
Bermuda	0.08%
Macao	0.08%
Jersey, Channel Islands	0.08%
Guernsey	0.04%
Mexico	0.04%
China	0.03%
Cyprus	0.03%
Other Assets in Excess of Liabilities, Net	0.09%
TOTAL NET ASSETS	100.00%

See accompanying notes.

32

Schedule of Investments
International Equity Index Fund
November 30, 2010 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
eMini MSCI EAFE; December 2010	Long	27	$ 2,014	$ 2,070	$ 56
					$ 56
All dollar amounts are shown in thousands (000's)

See accompanying notes.

33

Schedule of Investments
Preferred Securities Fund
November 30, 2010 (unaudited)

COMMON STOCKS - 0.31%	Shares Held Value (000's)		PREFERRED STOCKS (continued)	Shares Held Value (000's)
Publicly Traded Investment Fund - 0.31%			Diversified Financial Services - 8.58%
BlackRock Preferred Income Strategies Fund Inc	227,500	$ 2,350	Ameriprise Financial Inc	1,176,659	$ 31,487
Flaherty & Crumrine/Claymore Preferred	324,900	5,478	Citigroup Capital IX	458,650	10,242
Securities Income Fund Inc			Citigroup Capital VII	447,900	10,862
Flaherty & Crumrine/Claymore Total Return Fund	104,000	1,855	Citigroup Capital VIII	190,379	4,598
Inc			Citigroup Capital X	336,200	7,578
		$ 9,683	Citigroup Capital XII	142,400	3,778
TOTAL COMMON STOCKS		$ 9,683	Citigroup Capital XIII (c)	269,199	7,075
CONVERTIBLE PREFERRED STOCKS -			Citigroup Capital XVI	113,250	2,618
0.59%	Shares Held Value (000's)		Citigroup Capital XVII	9,000	208
Banks - 0.43%			Corporate-Backed Trust Certificates 6.00%; Series	170,300	3,929
Bank of America Corp	3,439	3,198	GS
Wells Fargo & Co	10,360	10,226	Corporate-Backed Trust Certificates 6.00%; Series	4,800	115
		$ 13,424	PRU
Diversified Financial Services - 0.16%			Corporate-Backed Trust Certificates 6.25%; Series	13,300	338
Calenergy Capital Trust III	100,000	4,940	BMY
			Corporate-Backed Trust Certificates 6.30%; Series	7,300	174
TOTAL CONVERTIBLE PREFERRED STOCKS		$ 18,364	GS
PREFERRED STOCKS - 53.58%	Shares Held Value (000's)		CORTS Trust for Bristol Meyers Squibb	13,400	347
			CORTS Trust for First Union Institutional Capital I	38,800	1,013
Banks - 14.72%			Countrywide Capital V	209,400	4,831
BAC Capital Trust V	66,100	1,438
BAC Capital Trust VIII	162,900	3,533	Countrywide Financial Corp	634,619	14,469
BAC Capital Trust X	48,300	1,090	Credit Suisse Guernsey Ltd	1,515,792	40,593
BAC Capital Trust XII	42,200	1,013	General Electric Capital Corp 6.00%	89,100	2,268
Bank One Capital VI	334,809	8,517	General Electric Capital Corp 6.05%	99,500	2,537
Barclays Bank PLC 7.10%	1,020,235	24,639	General Electric Capital Corp 6.45%	3,936	101
Barclays Bank PLC 7.75%	646,329	16,443	HSBC Finance Corp 6.00%	17,100	413
Barclays Bank PLC 8.13%	288,639	7,447	HSBC Finance Corp 6.88%	336,055	8,448
BB&T Capital Trust V	903,400	25,078	JP Morgan Chase Capital XI	702,000	17,536
BNY Capital V	111,600	2,796	JP Morgan Chase Capital XII	38,800	976
CoBank ACB 11.00%; Series C (a)	202,000	10,996	JP Morgan Chase Capital XXIX	347,800	8,938
CoBank ACB 11.00%; Series D (b)	115,000	6,239	MBNA Capital E	2,755	69
CoBank ACB 7.00%; Series 144A (a),(b)	42,000	1,860	Merrill Lynch Capital Trust I	330,500	7,519
Deutsche Bank Capital Funding Trust IX	23,900	564	Merrill Lynch Capital Trust II	112,900	2,557
Deutsche Bank Capital Funding Trust VIII	406,900	9,444	Merrill Lynch Capital Trust III 7.00%	5,800	138
Deutsche Bank Capital Funding Trust X	351,900	8,917	Merrill Lynch Capital Trust III 7.375%	5,400	134
Deutsche Bank Contingent Capital Trust II	1,765,700	42,147	Merrill Lynch Preferred Capital Trust IV	91,500	2,193
Deutsche Bank Contingent Capital Trust III	531,300	13,591	Merrill Lynch Preferred Capital Trust V	138,900	3,378
Deutsche Bank Contingent Capital Trust V	24,100	634	Morgan Stanley Capital Trust III	355,601	8,392
Fifth Third Capital Trust V	98,100	2,444	Morgan Stanley Capital Trust IV	513,971	12,346
Fifth Third Capital Trust VI	312,571	7,770	Morgan Stanley Capital Trust V	422,449	10,033
Fifth Third Capital Trust VII	130,300	3,345	Morgan Stanley Capital Trust VI	341,981	8,324
Fleet Capital Trust IX	108,900	2,430	Morgan Stanley Capital Trust VII	196,100	4,852
Fleet Capital Trust VIII	138,522	3,333	Morgan Stanley Capital Trust VIII	96,949	2,381
HSBC Holdings PLC 6.20%	1,074,600	25,404	National City Capital Trust IV	29,100	755
HSBC Holdings PLC 8.00%	568,400	15,313	National Rural Utilities Cooperative Finance	5,260	131
HSBC USA Inc	16,200	782	Corp 5.95%
KeyCorp Capital V	14,700	344	National Rural Utilities Cooperative Finance	28,477	719
KeyCorp Capital X	21,900	564	Corp 6.10%
Lloyds Banking Group PLC	31,200	796	PreferredPlus TR-CCR1 5.75%; Series GSG2	17,800	418
M&T Capital Trust IV	381,400	10,252	PreferredPlus TR-CCR1 6.00%; Series GSC3	59,200	1,370
National City Capital Trust II	526,056	13,099	PreferredPlus TR-CCR1 6.00%; Series GSC4	42,500	985
National City Capital Trust III	133,900	3,315	PreferredPlus TR-CCR1 6.00%; Series GSG1	14,300	339
PNC Capital Trust C	745,700	19,075	SATURNS 2001-06 7.25%; Series BAC	2,500	61
PNC Capital Trust D	565,400	13,954	SATURNS 2003-06 6.00%; Series GS	1,282	31
PNC Financial Services Group Inc	160,373	4,455	SATURNS 2004-04 6.00%; Series GS	132,500	3,146
Santander Finance Preferred SA Unipersonal	2,434,400	65,266	SATURNS 2004-06 6.00%; Series GS	177,400	4,281
			SATURNS 2004-2 5.75%; Series GS	9,150	221
SunTrust Capital IX	316,600	8,073	SG Preferred Capital II LLC (a)	8,800	8,445
USB Capital VI	403,000	9,861
USB Capital VII	212,700	5,217			$ 268,690
USB Capital VIII	46,100	1,146	Electric - 4.58%
USB Capital X	216,756	5,432	Alabama Power Co - Series 2007B	58,399	1,534
USB Capital XI	154,836	3,872	Alabama Power Co - Series II	325,100	8,378
USB Capital XII	349,300	8,621	Dominion Resources Inc/VA	1,209,856	35,449
			Entergy Arkansas Inc (c)	39,863	997
Wachovia Capital Trust IX	685,800	17,028
Wells Fargo Capital IX	445,243	11,006	Entergy Louisiana LLC	7,469	191
Wells Fargo Capital VII	316,539	7,761	Entergy Texas Inc	970,023	26,365
Wells Fargo Capital XI	19,800	497	FPL Group Capital Inc 8.75%	471,970	13,522
Wells Fargo Capital XII	135,600	3,660	Georgia Power Capital Trust VII	47,400	1,201
Wells Fargo Capital XIV	25,200	705	Georgia Power Co 6.50%	50,000	5,337
		$ 461,206	Georgia Power Co 8.20%	219,600	6,711
			PPL Capital Funding Inc	449,000	11,818

See accompanying notes.

34

Schedule of Investments
Preferred Securities Fund
November 30, 2010 (unaudited)

PREFERRED STOCKS (continued)	Shares Held Value (000's)		PREFERRED STOCKS (continued)	Shares Held Value (000's)
Electric (continued)			REITS (continued)
PPL Electric Utilities Corp	11,705	$ 292	Kimco Realty Corp 7.75%	1,495,370	$ 38,610
PPL Energy Supply LLC	200,405	5,140	Prologis - Series C	125,000	6,777
SCANA Corp	22,400	618	Prologis - Series G	92,900	2,212
Xcel Energy Inc 7.60%	954,889	26,002	PS Business Parks Inc (c)	126,000	3,117
		$ 143,555	PS Business Parks Inc - Series H	156,111	3,879
Insurance - 9.27%			PS Business Parks Inc - Series I	170,600	4,171
Aegon NV 4.00%	67,500	1,409	PS Business Parks Inc - Series M	111,705	2,789
Aegon NV 6.375%	524,107	11,473	PS Business Parks Inc - Series O	32,700	830
Aegon NV 6.50%	246,758	5,436	PS Business Parks Inc - Series P	588,709	14,335
Allianz SE	1,024,882	26,647	Public Storage Inc 6.18%; Series D	40,600	996
Arch Capital Group Ltd 7.88%	135,400	3,430	Public Storage Inc 6.25%; Series Z	15,270	383
Arch Capital Group Ltd 8.00%	546,483	13,881	Public Storage Inc 6.45%; Series F	318,900	7,899
Assured Guaranty Municipal Holdings Inc	282,222	6,403	Public Storage Inc 6.45%; Series X	226,740	5,605
Axis Capital Holdings Ltd	333,000	30,678	Public Storage Inc 6.50%; Series W	390,025	9,673
Berkley W R Capital Trust	764,621	18,573	Public Storage Inc 6.60%; Series C	166,800	4,147
Delphi Financial Group Inc 7.38%	513,489	11,995	Public Storage Inc 6.63%; Series M	7,050	176
Delphi Financial Group Inc 8.00%	13,937	350	Public Storage Inc 6.75%; Series E	44,728	1,120
Everest Re Capital Trust II	381,319	9,064	Public Storage Inc 6.75%; Series L	323,800	8,144
ING Groep NV 6.13%	65,600	1,397	Public Storage Inc 6.88%	4,900	126
ING Groep NV 6.20%	34,900	748	Public Storage Inc 6.95%; Series H	72,970	1,840
ING Groep NV 6.38%	848,000	17,723	Public Storage Inc 7.00%; Series G	34,400	870
ING Groep NV 7.05%	945,438	21,197	Public Storage Inc 7.00%; Series N	37,100	957
ING Groep NV 7.20%	165,345	3,778	Public Storage Inc 7.25%; Series I	2,300	59
ING Groep NV 7.38%	844,300	19,917	Public Storage Inc 7.25%; Series K	700,258	17,934
ING Groep NV 8.50%	80,700	2,003	Public Storage Inc Series Y (c)	98,900	2,337
Lincoln National Corp 6.75%	13,600	339	Realty Income Corp - Series D	330,827	8,175
Markel Corp	154,500	3,865	Regency Centers Corp 6.70%	265,660	6,418
PartnerRe Ltd 6.50%	201,466	4,920	Regency Centers Corp 7.25%	257,287	6,332
PartnerRe Ltd 6.75%	122,627	3,028	Regency Centers Corp 7.45%	281,126	6,986
PLC Capital Trust III	17,184	429	UDR Inc	100,500	2,498
PLC Capital Trust IV	47,400	1,187	Vornado Realty LP	1,431,833	38,173
PLC Capital Trust V	268,500	6,414	Vornado Realty Trust - Series F	419,925	10,238
Protective Life Corp	561,700	13,930	Vornado Realty Trust - Series G	12,700	305
Prudential Financial Inc	682,818	18,750	Vornado Realty Trust - Series H	37,700	924
Prudential PLC 6.50%	96,899	2,434	Vornado Realty Trust - Series I	116,293	2,795
Prudential PLC 6.75%	170,992	4,261	Wachovia Corp 7.25%	392,854	10,037
RenaissanceRe Holdings Ltd - Series C	249,435	5,707	Weingarten Realty Investors 6.50%	815,800	20,061
RenaissanceRe Holdings Ltd - Series D	608,100	15,105	Weingarten Realty Investors 6.95%	204,300	5,148
Torchmark Capital Trust III	22,400	560	Weingarten Realty Investors 8.10%	1,826,200	41,984
XL Group PLC (a),(b),(d)	180,000	3,555			$ 387,917
		$ 290,586	Sovereign - 0.53%
Media - 2.16%			Farm Credit Bank/Texas	15,000	16,575
CBS Corp 6.75%	780,000	19,921
Comcast Corp 6.63%	856,254	21,946	Telecommunications - 1.19%
Comcast Corp 7.00%	174,645	4,460	Centaur Funding Corp 0.00% (a),(c)	2,950	1,504
Comcast Corp 7.00%; Series B	307,000	7,872	Centaur Funding Corp 9.08% (a)	21,543	23,697
Viacom Inc	533,500	13,599	Telephone & Data Systems Inc 6.63%	368,818	9,235
		$ 67,798	Telephone & Data Systems Inc 7.60%	99,629	2,520
Oil & Gas - 0.17%			United States Cellular Corp 7.50%	10,222	260
Nexen Inc	205,765	5,206			$ 37,216
			TOTAL PREFERRED STOCKS		$ 1,678,749
REITS - 12.38%				Principal
AMB Property Corp - Series L	153,100	3,617		Amount
AMB Property Corp - Series M	55,900	1,342	BONDS - 42.81%	(000's)	Value (000's)
AMB Property Corp - Series P	79,606	2,004	Banks - 13.02%
BRE Properties Inc - Series C	198,773	4,932	ABN Amro North American Holding Preferred
CommonWealth REIT	318,430	6,703	Capital Repackage Trust I
CommonWealth REIT - Series C	772,300	19,230	6.52%, 12/29/2049(a),(e)	$ 21,500	$ 18,598
Developers Diversified Realty Corp 7.50%	70,000	1,694	Agfirst Farm Credit Bank
Developers Diversified Realty Corp 8.00%	69,100	1,724	7.30%, 10/31/2049(a),(b)	1,850	1,544
Duke Realty Corp 6.50%	288,100	6,574	BAC Capital Trust XIII
Duke Realty Corp 6.60%	81,400	1,866	0.69%, 3/15/2043(e)	5,000	3,110
Duke Realty Corp 6.63%	261,600	5,998	BankAmerica Institutional Capital A
Duke Realty Corp 6.95%	719,511	17,678	8.07%, 12/31/2026(a)	5,500	5,527
Duke Realty Corp 7.25%	147,232	3,665	BankAmerica Institutional Capital B
Equity Residential	1,896	47	7.70%, 12/31/2026(a)	5,000	5,000
Harris Preferred Capital Corp	72,900	1,857	Barclays Bank PLC
HCP Inc 7.10%	6,400	159	6.28%, 12/31/2049	14,300	13,310
HCP Inc 7.25%	4,100	102	6.86%, 9/29/2049(a),(e)	14,402	13,682
Kimco Realty Corp 6.65%	90,849	2,211	7.43%, 9/29/2049(a),(e)	8,956	8,598
Kimco Realty Corp 6.90%	304,226	7,454

See accompanying notes.

35

Schedule of Investments
Preferred Securities Fund
November 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Banks (continued)			Banks (continued)
BB&T Capital Trust I			Santander Finance Preferred SA Unipersonal
5.85%, 8/18/2035	$ 2,569	$ 2,394	10.50%, 12/29/2049(e)	$ 1,520	$ 1,613
BB&T Capital Trust IV			Societe Generale
6.82%, 6/12/2057(e)	17,500	17,281	5.92%, 4/29/2049(a),(e)	18,300	16,684
BBVA International Preferred SA Unipersonal			8.75%, 4/7/2049	28,660	28,803
5.92%, 12/30/2049(e)	28,805	23,185	Standard Chartered PLC
BNP Paribas			0.69%, 7/16/2049(e)	2,000	1,200
5.19%, 6/29/2049(a),(e)	8,000	7,360	6.41%, 12/30/2049(a),(e)	5,000	4,866
7.20%, 6/29/2049(a)	100	99	7.01%, 7/29/2049(a)	18,750	18,953
7.20%, 6/29/2049(e)	1,000	979	SunTrust Capital VIII
BPCE SA			6.10%, 12/15/2036	32,759	29,893
2.78%, 12/30/2049(e)	6,000	3,803	SunTrust Preferred Capital I
12.50%, 9/30/2049(a)	500	575	5.85%, 12/31/2049(e)	7,677	5,873
Caisse Nationale des Caisses			Wachovia Capital Trust I
6.75%, 1/27/2049	11,500	10,477	7.64%, 1/15/2027(a)	105	107
Claudius Ltd for Credit Suisse			Wachovia Capital Trust III
7.88%, 12/12/2049	26,542	26,741	5.80%, 3/29/2049	3,000	2,520
Cooperatieve Centrale Raiffeisen-Boerenleenbank			Wachovia Capital Trust V
BA/Netherlands			7.97%, 6/1/2027(a)	8,500	8,563
11.00%, 12/29/2049(a),(e)	5,600	7,294	Westpac Capital Trust III
Corestates Capital I			5.82%, 9/30/2013(a)	1,300	1,292
8.00%, 12/15/2026(a)	1,725	1,760			$ 408,044
Credit Agricole SA			Diversified Financial Services - 12.95%
8.38%, 10/13/2049(a),(e)	11,810	11,987	Ageas Hybrid Financing SA
9.75%, 6/29/2049	14,938	15,498	8.25%, 2/28/2049	30,822	29,281
Den Norske Creditbank			American Express Co
0.56%, 11/29/2049(e)	8,940	5,208	6.80%, 9/1/2066(e)	21,800	21,555
0.66%, 8/29/2049(e)	6,150	3,613	BankBoston Capital Trust IV
Fifth Third Capital Trust IV			0.89%, 6/8/2028(e)	5,000	3,517
6.50%, 4/15/2037(e)	8,000	7,440	Capital One Capital III
First Empire Capital Trust I			7.69%, 8/15/2036	5,700	5,700
8.23%, 2/1/2027	2,000	1,875	Capital One Capital IV
First Empire Capital Trust II			6.75%, 2/17/2037	45,220	44,655
8.28%, 6/1/2027	7,000	6,561	Capital One Capital VI
First Hawaiian Capital I			8.88%, 5/15/2040	600	627
8.34%, 7/1/2027	5,000	5,050	Countrywide Capital III
First Union Capital II			8.05%, 6/15/2027	10,160	10,478
7.95%, 11/15/2029	700	761	Credit Suisse/Guernsey
First Union Institutional Capital I			1.07%, 5/29/2049	13,000	9,685
8.04%, 12/1/2026	1,100	1,127	Glen Meadow Pass-Through Trust
First Union Institutional Capital II			6.51%, 2/12/2067(a),(e)	56,611	47,695
7.85%, 1/1/2027	1,000	1,034	Goldman Sachs Capital I
HBOS Capital Funding LP			6.35%, 2/15/2034	8,000	7,463
6.07%, 6/29/2049(a),(e)	1,090	951	HSBC Finance Capital Trust IX
HSBC Bank PLC			5.91%, 11/30/2035	5,000	4,605
0.75%, 9/29/2049(e)	5,000	3,075	JP Morgan Chase Capital XV
1.00%, 6/29/2049(e)	5,000	3,062	5.88%, 3/15/2035	2,000	2,000
HSBC Capital Funding LP/Jersey Channel Islands			JP Morgan Chase Capital XX
10.18%, 12/29/2049(a),(e)	6,000	7,770	6.55%, 9/29/2036	9,950	9,907
HSBC USA Capital Trust I			JP Morgan Chase Capital XXII
7.81%, 12/15/2026(a)	300	304	6.45%, 2/2/2037	10,307	10,173
JP Morgan Chase & Co			JP Morgan Chase Capital XXV
7.90%, 4/29/2049(e)	12,900	13,724	6.80%, 10/1/2037	8,005	8,000
National Australia Bank/New York			JP Morgan Chase Capital XXVII
8.00%, 9/29/2049	1,200	1,278	7.00%, 11/1/2039	19,700	20,108
Natixis			LBG Capital No.1 PLC
9.00%, 4/29/2049	532	521	7.88%, 11/1/2020	10,600	9,937
NB Capital Trust II			Man Group PLC
7.83%, 12/15/2026	2,200	2,208	5.00%, 8/9/2017	18,800	16,411
NB Capital Trust IV			11.00%, 5/7/2049	2,300	2,407
8.25%, 4/15/2027	1,800	1,813	Old Mutual Capital Funding
Nordea Bank AB			8.00%, 5/29/2049	29,739	27,791
5.42%, 4/20/2049(a)	4,000	3,848	QBE Capital Funding II LP
North Fork Capital Trust II			6.80%, 6/29/2049(a),(e)	1,900	1,651
8.00%, 12/15/2027	3,450	3,459	Swiss Re Capital I LP
PNC Preferred Funding Trust I			6.85%, 5/29/2049(a),(e)	28,820	28,375
6.52%, 12/31/2049(a),(e)	8,700	6,840	ZFS Finance USA Trust II
Republic New York Capital I			6.45%, 12/15/2065(a),(e)	78,950	76,976
7.75%, 11/15/2026	7,200	7,353

See accompanying notes.

36

Schedule of Investments
Preferred Securities Fund
November 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's)	Value (000's)
Diversified Financial Services (continued)			Office & Business Equipment - 0.16%
ZFS Finance USA Trust IV			Xerox Capital Trust I
5.88%, 5/9/2032(a)	$ 3,000	$ 2,869	8.00%, 2/1/2027	$ 5,081	$ 5,164
ZFS Finance USA Trust V
6.50%, 5/9/2037(a)	3,900	3,793	Pipelines - 0.31%
		$ 405,659	TransCanada PipeLines Ltd
Electric - 2.00%			6.35%, 5/15/2067(e)	9,723	9,603
FPL Group Capital Inc
6.35%, 10/1/2066(e)	4,000	3,910	Savings & Loans - 0.23%
6.65%, 6/15/2067(e)	3,000	2,962	Sovereign Capital Trust VI
7.30%, 9/1/2067(e)	42,255	43,417	7.91%, 6/13/2036	7,060	7,196
Integrys Energy Group Inc
6.11%, 12/1/2066(e)	4,299	4,170	Sovereign - 0.30%
PPL Capital Funding Inc			Svensk Exportkredit AB
6.70%, 3/30/2067(e)	8,500	8,309	6.38%, 10/29/2049(a)	10,000	9,548
		$ 62,768
Hand & Machine Tools - 0.52%			Transportation - 0.54%
Stanley Black & Decker Inc			BNSF Funding Trust I
5.90%, 12/1/2045(e)	16,130	16,150	6.61%, 12/15/2055(e)	16,150	16,837

Insurance - 12.78%			TOTAL BONDS		$ 1,341,272
ACE Capital Trust II				Maturity
9.70%, 4/1/2030	3,690	4,467		Amount
Aegon NV			REPURCHASE AGREEMENTS - 1.65%	(000's)	Value (000's)
2.63%, 7/15/2049(e)	9,330	5,520	Banks - 1.65%
Allstate Corp/The			Investment in Joint Trading Account; Credit Suisse	$ 14,942	$ 14,942
6.13%, 5/15/2037(e)	5,000	4,987	Repurchase Agreement; 0.23% dated
AXA SA			11/30/10 maturing 12/01/10 (collateralized by
6.38%, 12/29/2049(a),(e)	42,818	39,393	US Treasury Notes; $15,241,147; 2.63% -
6.46%, 12/31/2049(a),(e)	12,300	11,193	5.13%; dated 06/30/14 - 05/15/16)
8.60%, 12/15/2030	8,000	9,174	Investment in Joint Trading Account; Deutsche	15,103	15,103
Catlin Insurance Co Ltd			Bank Repurchase Agreement; 0.24% dated
7.25%, 12/31/2049(a)	68,475	60,943	11/30/10 maturing 12/01/10 (collateralized by
Everest Reinsurance Holdings Inc			Sovereign Agency Issues; $15,405,030;
6.60%, 5/15/2037(e)	25,820	24,142	0.00% - 5.13%; dated 02/22/11 - 12/27/12)
Great-West Life & Annuity Insurance Capital I			Investment in Joint Trading Account; Merrill	16,405	16,405
6.63%, 11/15/2034(a)	4,000	3,803	Lynch Repurchase Agreement; 0.24% dated
Great-West Life & Annuity Insurance Co			11/30/10 maturing 12/01/10 (collateralized by
7.15%, 5/16/2046(a),(e)	4,750	4,691	Sovereign Agency Issues; $16,732,879;
Liberty Mutual Group Inc			0.00% - 1.63%; dated 02/25/11 - 02/17/12)
7.00%, 3/15/2037(a),(e)	2,700	2,447	Investment in Joint Trading Account; Morgan	5,141	5,141
7.80%, 3/15/2037(a)	9,200	9,108	Stanley Repurchase Agreement; 0.22% dated
10.75%, 6/15/2058(a),(e)	15,000	18,300	11/30/10 maturing 12/01/10 (collateralized by
Lincoln National Corp			Sovereign Agency Issues; $5,244,266; 1.25%
6.05%, 4/20/2067(e)	1,520	1,402	- 1.75%; dated 06/15/12 - 09/30/13)
7.00%, 5/17/2066(e)	12,775	12,296			$ 51,591
MetLife Capital Trust IV			TOTAL REPURCHASE AGREEMENTS		$ 51,591
7.88%, 12/15/2037(a)	29,200	31,171	Total Investments		$ 3,099,659
MetLife Capital Trust X			Other Assets in Excess of Liabilities, Net - 1.06%		$ 33,224
9.25%, 4/8/2038(a)	15,835	18,725	TOTAL NET ASSETS - 100.00%		$ 3,132,883
MMI Capital Trust I
7.63%, 12/15/2027	1,073	1,075
Nationwide Financial Services			(a)	Security exempt from registration under Rule 144A of the Securities Act of
6.75%, 5/15/2037	37,400	34,408	1933. These securities may be resold in transactions exempt from
Oil Insurance Ltd			registration, normally to qualified institutional buyers. Unless otherwise
7.56%, 12/29/2049(a),(e)	3,095	2,818	indicated, these securities are not considered illiquid. At the end of the
Progressive Corp/The			period, the value of these securities totaled $577,936 or 18.45% of net
6.70%, 6/15/2037	5,550	5,758	assets.
Prudential Financial Inc			(b) Security is Illiquid
8.88%, 6/15/2038(e)	21,623	24,866	(c) Non-Income Producing Security
Prudential PLC			(d)	Market value is determined in accordance with procedures established in
6.50%, 6/29/2049	20,400	18,786	good faith by the Board of Directors. At the end of the period, the value of
11.75%, 12/29/2049(e)	3,200	3,684	these securities totaled $3,555 or 0.11% of net assets.
Reinsurance Group of America Inc			(e)	Variable Rate. Rate shown is in effect at November 30, 2010.
6.75%, 12/15/2065(e)	5,300	4,901
USF&G Capital III
8.31%, 7/1/2046(a)	2,000	2,178
XL Group PLC
6.50%, 12/31/2049(e)	47,000	40,067
		$ 400,303

See accompanying notes.

37

Schedule of Investments Preferred Securities Fund November 30, 2010 (unaudited)

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 429,042
Unrealized Depreciation	(30,772)
Net Unrealized Appreciation (Depreciation)	$ 398,270
Cost for federal income tax purposes	$ 2,694,375
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Financial	86.17%
Utilities	6.58%
Communications	3.35%
Industrial	1.06%
Government	0.83%
Energy	0.48%
Exchange Traded Funds	0.31%
Technology	0.16%
Other Assets in Excess of Liabilities, Net	1.06%
TOTAL NET ASSETS	100.00%

See accompanying notes.

38

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

ÏLevel 1 – Quoted prices are available in active markets for identical securities as of the reporting date.
The type of securities included in Level 1 includes listed equities and listed derivatives.

ÏLevel 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate
interests, and municipal bonds.

ÏLevel 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed
securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level
3. Valuation models rely on one or more significant unobservable inputs. Frequently, fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market
Fund are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940.
Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Fund’s assets and liabilities. As of November 30, 2010, there were no significant transfers between
Level 1 and Level 2.

The following is a summary of the inputs used as of November 30, 2010 in valuing the Funds' securities carried at value (amounts shown in thousands):
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Bond Market Index Fund
Bonds	$ —	$ 242,334	$ —	$ 242,334
Municipal Bonds	—	5,485	—	5,485
Repurchase Agreements	—	24,661	—	24,661
U.S. Government & Government Agency Obligations	—	482,452	560	483,012
Total investments in securities $	—	$ 754,932	$ 560	$ 755,492

Diversified Real Asset Fund
Bonds	$ —	$ 36,509	$ —	$ 36,509
Commodity Indexed Structured Notes	—	45,254	—	45,254
Common Stocks
Basic Materials	27,011	—	—	27,011
Consumer, Cyclical	4,151	—	—	4,151
Consumer, Non-cyclical	978	—	—	978
Energy	90,125	—	234	90,359
Financial	86,195	542	—	86,737
Industrial	1,664	—	—	1,664
Convertible Preferred Stocks
Financial	542	—	—	542
Repurchase Agreements	—	7,717	—	7,717
U.S. Government & Government Agency Obligations	—	152,233	—	152,233
Total investments in securities $	210,666	$ 242,255	$ 234	$ 453,155
Assets
Interest Rate Contracts**
Futures	$ 3	$ —	$ —	$ 3

Liabilities
Interest Rate Contracts**
Futures	$ (46)	$ —	$ —	$ (46)

International Equity Index Fund
Common Stocks
Basic Materials	$ 39,668	$ —	$ —	$ 39,668
Communications	30,310	—	—	30,310
Consumer, Cyclical	43,061	242	—	43,303
Consumer, Non-cyclical	69,987	—	—	69,987
Diversified	4,124	—	—	4,124
Energy	27,409	—	—	27,409
Exchange Traded Funds	16,083	—	—	16,083
Financial	87,880	—	—	87,880
Industrial	43,674	—	20	43,694
Technology	8,672	—	—	8,672
Utilities	18,909	—	—	18,909
Preferred Stocks
Consumer, Cyclical	334	—	—	334
Consumer, Non-cyclical	661	—	—	661

Repurchase Agreements	—	4,614	—	4,614
Total investments in securities $	390,772	$ 4,856	$ 20	$ 395,648
Assets
Equity Contracts**
Futures	$ 56	$ —	$ —	$ 56

Preferred Securities Fund
Bonds	$ —	$ 1,267,217	$ 74,055	$ 1,341,272
Common Stocks
Exchange Traded Funds	9,683	—	—	9,683
Convertible Preferred Stocks
Financial	3,199	15,165	—	18,364
Preferred Stocks
Communications	79,813	25,201	—	105,014
Energy	—	5,206	—	5,206
Financial	1,142,482	254,263	11,654	1,408,399
Government	—	16,575	—	16,575
Utilities	96,172	47,383	—	143,555
Repurchase Agreements	—	51,591	—	51,591
Total investments in securities $	1,331,349	$ 1,682,601	$ 85,709	$ 3,099,659

				Accrued
		Value		Discounts/Premiums and	Net		Transfers	Value	Net Change in Unrealized
		August 31,	Realized	Change in Unrealized	Purchases/Sales	Transfers	Out of Level	November 30,	Appreciation/(Depreciation) on
Fund		2010	Gain/(Loss)	Gain/(Loss)		into Level 3*	3*	2010	Investments Held at November 30, 2010

Bond Market Index Fund
Bonds		$ 302	$ -	$ 1	$ (99)	$ -	$ (204)	$ -	$ -
U.S. Government & Government
Agency Obligations		-	-	12	548	-	-	560	12
	Total	$ 302	$ -	$ 13	$ 449	$ -	$ (204)	$ 560	$ 12

Diversified Real Asset Fund
Common Stock
Energy		$ 187	$ -	$ 47	$ -	$ -	$ -	$ 234	47
	Total	$ 187	$ -	$ 47	$ -	$ -	$ -	$ 234	$ 47

International Equity Index Fund
Common Stock
Industrial		$ -	$ -	$ 5	$ 15	$ -	$ -	$ 20	5
	Total	$ -	$ -	$ 5	$ 15	$ -	$ -	$ 20	$ 5
Preferred Securities Fund
Bonds		$ 75,792	$ -	$ 4	$ 14,914	$ -	$ (16,655)	$ 74,055	$ 152
Preferred Stock
Financial		12,110	42	(216)	(282)	-		11,654	(157)
Government		14,500	-	-	-	-	(14,500)	-	-
	Total	$ 102,402	$ 42	$ (212)	$ 14,632	$ -	$ (31,155)	$ 85,709	$ (5)

*Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1. Securities where trading has been halted - transfer into Level 3 versus securities where trading resumes - transfer out of Level 3

2. Securities that have certain restrictions on trading - transfer into Level 3 versus securities where trading restrictions have expired - transfer out of Level 3

3. Instances where a security is illiquid - transfer into Level 3 versus securities that are no longer illiquid - transfer out of Level 3.

4. Instances in which a security is not priced by pricing services, transferred into Level 3 versus once security is priced by pricing service, transfer out of Level 3.

The Fund’s Schedules of Investments as of November 30, 2010 have not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment
Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Nora M. Everett Nora M. Everett, President and CEO

Date 01/24/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Nora M. Everett

Nora M. Everett, President and CEO

Date 01/24/2011

By /s/ Layne A. Rasmussen Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 01/24/2011